UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-07238
SUNAMERICA SERIES TRUST

(Exact name of registrant as specified in charter)
1 SunAmerica Center, Los Angeles, CA 90067-6022

(Address of principal executive offices)           (Zip code)
John T. Genoy
Senior Vice President
SunAmerica Asset Management Corp.
Harborside Financial Center,
3200 Plaza 5
Jersey City, NJ 07311

(Name and address of agent for service)
Registrant’s telephone number, including area code: (201) 324-6414
Date of fiscal year end: December 31
Date of reporting period: June 30, 2009

Item 1.	Reports to Stockholders

This filing is on behalf of four of the thirty-five Investment Company Series of SunAmerica Series Trust. Also, attached to this filing are the financial statements with regard to the four Master Funds of the American Funds Insurance Series(R).

SunAmerica Series Trust

Semi-Annual Report

June 30, 2009

Table of Contents

Shareholder Letter	1
Expense Example	2
American Funds Growth SAST Portfolio	4
American Funds Global Growth SAST Portfolio	6
American Funds Growth-Income SAST Portfolio	8
American Funds Asset Allocation SAST Portfolio	10
Statement of Assets and Liabilities	12
Statement of Operations	13
Statement of Changes in Net Assets	14
Notes to Financial Statements	16
Financial Highlights	21

Dear SunAmerica Series Trust Investor

We are pleased to present the SunAmerica Series Trust semiannual report, which contains the investment portfolio information and the financial statements of the Trust portfolios that invest exclusively in shares of corresponding funds (“Master Funds”) of the American Funds Insurance Series (“AFIS”).

If you have any questions, please contact your investment representative, or you may contact us directly at 1-800-445-SUN2. Thank you for the confidence you place in us with your financial future, and we look forward to reporting to you once again in six months.

Sincerely,

Jay Wintrob
Chief Executive Officer
SunAmerica Annuity and Life Assurance Company
First SunAmerica Life Insurance Company

August 10, 2009

Note:  All performance figures quoted are for the SunAmerica Series Trust. They do not reflect fees and charges associated with the variable annuity. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. Past performance is no guarantee of future results.

The Portfolios currently only invest in the American Funds Insurance Series Master Funds, and as such, are subject to the risks of the securities in which the Master Fund invests.

Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Technology companies may be subject to additional risks. They may be affected by short product cycles, aggressive pricing of products and services, competition from new market entrants and obsolescence of existing technology. As a result, this portfolio’s returns may be considerably more volatile than a fund that does not invest in technology companies. International investing may involve special risks, such as foreign taxation, currency risks, risks associated with possible differences in financial standards and other monetary and political risks associated with future political and economic developments. Investments in high-yield bonds have a higher degree of risk than investment in investment grade bonds. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer’s ability to make principal and interest payments. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, are not guaranteed by the U.S. government or any other federal government entity.

SUNAMERICA SERIES TRUST EXPENSE EXAMPLE	June 30, 2009 (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Portfolio in the SunAmerica Series Trust (the “Trust”), you incur ongoing costs, including management fees; service (12b-1) fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at January 1, 2009 and held until June 30, 2009. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (“Variable Contracts”) offered by life insurance companies affiliated with SunAmerica Asset Management Corp., the Trust’s investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the variable contract.

Actual Expenses

The “Actual” section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled “Expenses Paid During the Six Months Ended June 30, 2009”, to estimate the expenses you paid on your account during this period. The “Expenses Paid During the Six Months Ended June 30, 2009” column and the “Expense Ratio as of June 30, 2009” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended June 30, 2009” would have been higher and the “Ending Account Value” would have been lower.

Hypothetical Example for Comparison Purposes

The “Hypothetical” section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The “Expenses Paid During the Six Months Ended June 30, 2009” column and the “Expense Ratio as of June 30, 2009” column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the “Expenses Paid During the Six Months Ended June 30, 2009” would have been higher and the “Ending Account Value” would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore the “Hypothetical” example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

SUNAMERICA SERIES TRUST EXPENSE EXAMPLE (continued)	June 30, 2009 (unaudited)

	Actual			Hypothetical
					Ending
					Account Value
		Ending	Expenses Paid		Using a	Expenses Paid
		Account Value	During The		Hypothetical	During The
	Beginning	Using Actual	Six Months	Beginning	5% Assumed	Six Months	Expense
	Account Value	Return at	Ended	Account Value	Return at	Ended	Ratio as of
	at January 1,	June 30,	June 30,	at January 1,	June 30,	June 30,	June 30,
Portfolio	2009	2009	2009*	2009	2009	2009*	2009*

American Funds Growth SAST Portfolio
Class 3#@	$1,000.00	$1,126.72	$3.06	$1,000.00	$1,021.92	$2.91	0.58%
American Funds Global Growth SAST
Portfolio
Class 3#@	$1,000.00	$1,137.15	$3.13	$1,000.00	$1,021.87	$2.96	0.59%
American Funds Growth-Income SAST
Portfolio
Class 3#@	$1,000.00	$1,076.92	$2.99	$1,000.00	$1,021.92	$2.91	0.58%
American Funds Asset Allocation SAST
Portfolio
Class 3#@	$1,000.00	$1,054.26	$3.57	$1,000.00	$1,021.32	$3.51	0.70%

*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181 days divided by 365. These ratios do not reflect expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.
#	During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived, the “Actual/Hypothetical Ending Account Value“ would have been lower and the “Actual/Hypothetical Expenses Paid During the Six Months Ended June 30, 2009” and “Expense Ratios” would have been higher. If these fees and expenses had not been recouped, the “Actual/Hypothetical Ending Account Value“ would have been higher and the “Actual/Hypothetical Expenses Paid During the Six Months Ended June 30, 2009” and the “Expense Ratios“ would have been lower.
@	Does not include the expenses of the corresponding Funds of the American Funds Insurance Series (“Master Funds”) that the Portfolios bear indirectly. If these indirect expenses had been included, the “Actual/Hypothetical Expenses Paid During the Six Months Ended June 30, 2009” and the “Expense Ratios” would have been higher and the “Actual/Hypothetical Ending Account Value” would have been lower.

SunAmerica Series Trust American Funds Growth SAST Portfolio
PORTFOLIO PROFILE — June 30, 2009 — (unaudited)

Industry Allocation*

Investment Companies	100.1%

*	Calculated as a percentage of net assets.

SunAmerica Series Trust American Funds Growth SAST Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2009 — (unaudited)

		Market
		Value
	Shares	(Note 2)

INVESTMENT COMPANIES — 100.1%
American Funds Insurance Series® — Growth Fund, Class 1	3,321,633	$125,524,523
TOTAL INVESTMENTS (cost $187,587,819)@	100.1%	125,524,523
Liabilities in excess of other assets	(0.1)	(86,861)

NET ASSETS	100.0%	$125,437,662

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009 (see note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Investment Companies	$125,524,523	$—	$—	$125,524,523

See Notes to Financial Statements

SunAmerica Series Trust American Funds Global Growth SAST Portfolio
PORTFOLIO PROFILE — June 30, 2009 — (unaudited)

Industry Allocation*

Investment Companies	100.1%

*	Calculated as a percentage of net assets.

SunAmerica Series Trust American Funds Global Growth SAST Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2009 — (unaudited)

		Market
		Value
	Shares	(Note 2)

INVESTMENT COMPANIES — 100.1%
American Funds Insurance Series® — Global Growth Fund, Class 1	7,090,742	$112,530,069
TOTAL INVESTMENTS (cost $148,157,959)@	100.1%	112,530,069
Liabilities in excess of other assets	(0.1)	(78,816)

NET ASSETS	100.0%	$112,451,253

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009 (see note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Investment Companies	$112,530,069	$—	$—	$112,530,069

See Notes to Financial Statements

SunAmerica Series Trust American Funds Growth-Income SAST Portfolio
PORTFOLIO PROFILE — June 30, 2009 — (unaudited)

Industry Allocation*

Investment Companies	100.1%

*	Calculated as a percentage of net assets.

SunAmerica Series Trust American Funds Growth-Income SAST Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2009 — (unaudited)

		Market
		Value
	Shares	(Note 2)

INVESTMENT COMPANIES — 100.1%
American Funds Insurance Series® — Growth-Income Fund, Class 1	5,118,759	$133,446,043
TOTAL INVESTMENTS (cost $190,956,230)@	100.1%	133,446,043
Liabilities in excess of other assets	(0.1)	(89,675)

NET ASSETS	100.0%	$133,356,368

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009 (see note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Investment Companies	$133,446,043	$—	$—	$133,446,043

See Notes to Financial Statements

SunAmerica Series Trust American Funds Asset Allocation SAST Portfolio
PORTFOLIO PROFILE — June 30, 2009 — (unaudited)

Industry Allocation*

Investment Companies	100.1%

*	Calculated as a percentage of net assets.

SunAmerica Series Trust American Funds Asset Allocation SAST Portfolio
PORTFOLIO OF INVESTMENTS — June 30, 2009 — (unaudited)

		Market
		Value
	Shares	(Note 2)

INVESTMENT COMPANIES — 100.1%
American Funds Insurance Series® — Asset Allocation Fund, Class 1	2,796,988	$35,773,477
TOTAL INVESTMENTS (cost $46,081,800)@	100.1%	35,773,477
Liabilities in excess of other assets	(0.1)	(39,254)

NET ASSETS	100.0%	$35,734,223

@	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Portfolio’s net assets as of June 30, 2009 (see note 2):

	Level 1 - Unadjusted	Level 2 - Other	Level 3 - Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs	Total

Long-Term Investment Securities:
Investment Companies	$35,773,477	$—	$—	$35,773,477

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2009 (unaudited)

	American	American	American	American
	Fund	Fund	Fund	Fund
	Growth	Global Growth	Growth and Income	Asset Allocation
	SAST	SAST	SAST	SAST
	Portfolio	Portfolio	Portfolio	Portfolio

ASSETS:
Long-term investment securities, at market value (unaffiliated)*	$125,524,523	$112,530,069	$133,446,043	$35,773,477

Total investments	125,524,523	112,530,069	133,446,043	35,773,477

Receivable for:
Fund shares sold	275,357	165,027	716,655	420,779
Investments sold	1,387,270	3,381,603	—	—
Prepaid expenses and other assets	3,790	3,782	3,796	3,787
Due from investment adviser for expense reimbursements/fee waivers	63,347	66,401	66,026	17,055

Total assets	127,254,287	116,146,882	134,232,520	36,215,098

LIABILITIES:
Payable for:
Fund shares redeemed	1,662,627	3,546,630	627,786	88,411
Investments purchased	—	—	88,869	332,368
Investment advisory and management fees	89,741	90,115	93,537	24,796
Service fees	26,372	23,696	27,490	7,288
Trustees’ fees and expenses	919	811	996	345
Other accrued expenses	36,966	34,377	37,474	27,667

Total liabilities	1,816,625	3,695,629	876,152	480,875

NET ASSETS	$125,437,662	$112,451,253	$133,356,368	$35,734,223

NET ASSETS REPRESENTED BY:
Paid-in capital	179,000,498	142,119,446	183,550,642	45,159,718
Accumulated undistributed net investment income (loss)	2,291,904	2,931,861	3,230,440	937,848
Accumulated undistributed net realized gain (loss) on investments and capital gain distributions from underlying funds	6,208,556	3,027,836	4,085,473	(55,020)
Unrealized appreciation (depreciation) on investments	(62,063,296)	(35,627,890)	(57,510,187)	(10,308,323)

NET ASSETS	$125,437,662	$112,451,253	$133,356,368	$35,734,223

Class 3 (unlimited shares authorized):
Net assets	$125,437,662	$112,451,253	$133,356,368	$35,734,223
Shares of beneficial interest issued and outstanding	16,987,679	13,163,188	17,970,664	4,381,455
Net asset value, offering and redemption price per share	$7.38	$8.54	$7.42	$8.16

* Cost
Long-term investment securities (unaffiliated)	$187,587,819	$148,157,959	$190,956,230	$46,081,800

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENTS OF OPERATIONS
For the six months ended June 30, 2009 (unaudited)

	American	American	American	American
	Fund	Fund	Fund	Fund
	Growth	Global Growth	Growth and Income	Asset Allocation
	SAST	SAST	SAST	SAST
	Portfolio	Portfolio	Portfolio	Portfolio

INVESTMENT INCOME:
Dividends (unaffiliated)	$324,216	$427,765	$554,228	$187,171

Total investment income	324,216	427,765	554,228	187,171

EXPENSES:
Investment advisory and management fees	470,274	459,726	502,856	133,725
Service fees	138,316	120,981	147,899	39,331
Custodian and accounting fees	9,113	8,970	8,989	8,997
Reports to shareholders	13,182	10,725	16,122	2,721
Audit and tax fees	10,137	10,093	10,129	10,016
Legal fees	3,542	3,276	3,575	2,657
Trustees’ fees and expenses	5,037	4,579	5,750	1,538
Other expenses	3,718	3,743	3,767	3,778

Total expenses before fee waivers, expense reimbursements, expense recoupments	653,319	622,093	699,087	202,763

Net (fees waived and expenses reimbursed)/recouped by investment advisor (Note 4)	(331,958)	(338,746)	(354,957)	(92,636)

Net expenses	321,361	283,347	344,130	110,127

Net investment income (loss)	2,855	144,418	210,098	77,044

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments (unaffiliated)	(3,919,892)	(2,919,154)	(1,821,258)	(507,236)

Net change in unrealized appreciation (depreciation) on investments (unaffiliated)	17,934,617	16,609,636	11,198,512	2,242,614

Net realized and unrealized gain (loss) on investments	14,014,725	13,690,482	9,377,254	1,735,378

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,017,580	$13,834,900	$9,587,352	$1,812,422

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS

	American Funds Growth		American Funds Global Growth
	SAST Portfolio		SAST Portfolio

	For the		For the
	six months	For the	six months	For the
	ended June 30,	year ended	ended June 30,	year ended
	2009	December 31,	2009	December 31,
	(unaudited)	2008	(unaudited)	2008

OPERATIONS:
Net investment income (loss)	$2,855	$879,870	$144,418	$1,899,495
Net realized gain (loss) on investments	(3,919,892)	11,537,637	(2,919,154)	6,834,938
Net unrealized gain (loss) on investments	17,934,617	(79,029,753)	16,609,636	(53,123,929)

Net increase (decrease) in net assets resulting from operations	14,017,580	(66,612,246)	13,834,900	(44,389,496)

Distributions to shareholders from:
Net investment income	—	(569,597)	—	(1,149,915)
Net realized gain on securities	—	(1,512,214)	—	(851,115)

Total distributions to shareholders	—	(2,081,811)	—	(2,001,030)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	4,460,395	88,980,399	6,418,433	74,060,780

TOTAL INCREASE (DECREASE) IN NET ASSETS	18,477,975	20,286,342	20,253,333	27,670,254

NET ASSETS:
Beginning of period	$106,959,687	86,673,345	$92,197,920	64,527,666

End of period†	$125,437,662	$106,959,687	$112,451,253	$92,197,920

† Includes accumulated undistributed net investment income (loss)	$2,291,904	$2,289,049	$2,931,861	$2,787,443

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS (continued)

	American Funds Growth-Income		American Funds Asset Allocation
	SAST Portfolio		SAST Portfolio

	For the		For the
	six months	For the	six months	For the
	ended June 30,	year ended	ended June 30,	year ended
	2009	December 31,	2009	December 31,
	(unaudited)	2008	(unaudited)	2008

OPERATIONS:
Net investment income (loss)	$210,098	$2,231,528	$77,044	$830,537
Net realized gain (loss) on investments	(1,821,258)	6,695,545	(507,236)	482,483
Net unrealized gain (loss) on investments	11,198,512	(65,458,051)	2,242,614	(11,969,471)

Net increase (decrease) in net assets resulting from operations	9,587,352	(56,530,978)	1,812,422	(10,656,451)

Distributions to shareholders from:
Net investment income	—	(1,060,123)	—	(346,036)
Net realized gain on securities	—	(734,701)	—	(196,476)

Total distributions to shareholders	—	(1,794,824)	—	(542,512)

Net increase (decrease) in net assets resulting from capital share transactions (Note 6)	6,671,839	91,223,858	3,523,786	22,933,046

TOTAL INCREASE (DECREASE) IN NET ASSETS	16,259,191	32,898,056	5,336,208	11,734,083

NET ASSETS:
Beginning of period	$117,097,177	84,199,121	$30,398,015	18,663,932

End of period†	$133,356,368	$117,097,177	$35,734,223	$30,398,015

† Includes accumulated undistributed net investment income (loss)	$3,230,440	$3,020,342	$937,848	$860,804

See Notes to Financial Statements

SUNAMERICA SERIES TRUST
NOTES TO FINANCIAL STATEMENTS
June 30, 2009 (unaudited)

1. Description of Business and Basis of Presentation:  SunAmerica Series Trust (the “Trust”), organized as a Massachusetts business trust on September 11, 1992, is an open-end management investment company. The Trust is comprised of thirty-five separate investment series, four of which are included in this Semiannual Report: American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio and American Funds Asset Allocation SAST Portfolio (collectively, the “Portfolios” and are presented herein).

Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life policies. Shares of the Portfolios are held by separate accounts of SunAmerica Life Assurance Company, an Arizona corporation, and First SunAmerica Life Insurance Company, a New York corporation. SunAmerica Life Assurance Company and First SunAmerica Life Insurance Company are wholly-owned subsidiaries of SunAmerica Life Insurance Company, an Arizona corporation. The life insurance companies listed above are collectively referred to as the “Life Companies”. All shares may be purchased or redeemed at net asset value without any sales or redemption charges.

American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio and American Funds Asset Allocation SAST Portfolio operate in the manner of a “Fund of Funds”, investing in shares of an underlying mutual fund (“underlying fund” and/or “Master Fund”).

Each Master Fund is a portfolio offered by American Funds Insurance Series® (“American Funds®”), a registered open-end investment company. Each Portfolio’s corresponding Master Fund is listed below:

Trust Feeder Funds	American Funds Master Funds

American Funds Growth SAST Portfolio	American Funds® Growth Fund
American Funds Global Growth SAST Portfolio	American Funds® Global Growth Fund
American Funds Growth-Income SAST Portfolio	American Funds® Growth-Income Fund
American Funds Asset Allocation SAST Portfolio	American Funds® Asset Allocation Fund

The underlying fund’s accounting policies are outlined in the underlying funds’ financial statements, available at U.S. Securities and Exchange Commission (“SEC”) Internet website at www.sec.gov, CIK 729528 and should be read in conjunction with these financial statements.

The investment goals for the Portfolios included in this report are as follows:

The American Funds Growth SAST Portfolio attempts to achieve growth by investing all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Growth Fund (“the Master Growth Fund”), a portfolio offered by American Funds, a registered open-end investment company. In turn, the Master Growth Fund invests primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.

The American Funds Global Growth SAST Portfolio attempts to achieve growth by investing all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Global Growth Fund (“the Master Global Growth Fund”), a portfolio offered by American Funds, a registered open-end investment company. In turn, the Master Global Growth Fund invests primarily in common stocks of companies located around the world, including companies located in emerging markets.

The American Funds Growth-Income SAST Portfolio attempts to achieve growth and income by investing all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Growth-Income Fund (“the Master Growth-Income Fund”), a portfolio offered by American Funds, a registered open-end investment company. In turn, the Master Growth-Income Fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends.

The American Funds Asset Allocation SAST Portfolio attempts to achieve high total return (including income and capital gains) consistent with the preservation of capital over the long-term by investing all or substantially all of its assets in Class 1 shares of the Master Fund, the American Funds Asset Allocation Fund (“the Master Asset Allocation Fund”), a portfolio offered by American Funds, a registered open-end investment company. In turn, the Master Asset Allocation Fund invests in a diversified portfolio of common stock or other equity securities, bonds and other fixed-income securities.

Indemnifications:  The Trust’s organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current (and certain former) trustees who is not an “interested person,” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (collectively, the “Disinterested Trustees”), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust’s maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.

2. Significant Accounting Policies:  The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of its financial statements:

Security Valuation:

The net asset value (“NAV”) of each Portfolio is determined based upon the NAV of its corresponding Master Fund.

Master Funds

Each Master Fund is a series of American Funds®. All portfolio securities of funds managed by Capital Research and Management Company (“Capital Research”) are valued, and the NAV per share for each share class are determined, as follows:

Equity securities are valued at the official closing price of, or the last reported sale price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from an independent pricing service when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. The ability of the issuers of the debt securities held by the funds to meet their obligations may be affected by economic developments in a specific industry, state or region. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under procedures adopted by authority of the American Funds’® board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly non-U.S. securities) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Interest income is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date. Realized gains and losses on sale of investments are calculated on the identified cost basis. The Portfolios invest in Master Fund portfolios offered by American Funds including funds investing in fixed income securities. Distributions from income from the Master Funds, if any, are recorded to income on ex-dividend date. Distributions from net realized capital gains from the Master Funds, if any are recorded to realized gains on ex-dividend date.

Expenses common to all Portfolios, not directly related to individual Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis.

Dividends from net investment income and capital gain distributions, if any, are paid annually.

The Portfolios record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain (loss), and net assets are not affected by these reclassifications.

The Trust intends for each Portfolio to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provision is required. Each Portfolio is considered a separate entity for tax purposes. The Portfolios file

U.S. federal and certain state income tax returns. With few exceptions, the Portfolios are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2005.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Various inputs are used in determining the value of the Portfolios’ investments. These inputs are summarized in the three broad levels listed below:

Level 1 —	Unadjusted quoted prices in active markets for identical securities

Level 2 —	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, quoted prices in inactive markets, etc.)

Level 3 —	Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of the inputs used to value the Portfolios’ net assets as of June 30, 2009, are reported on a schedule following the Portfolio of Investments.

3. Federal Income Taxes:  The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences arising from wash sales and post-October capital losses.

	For The Year Ended December 31, 2008
	Distributable Earnings			Tax Distributions
		Long-term Gains/	Unrealized		Long-Term
	Ordinary	Capital and	Appreciation	Ordinary	Capital
Portfolio	Income	Other Losses	(Depreciation)	Income	Gains

American Funds Growth SAST	$2,289,048	$11,180,516	$(81,049,981)	$571,950	$1,509,861
American Funds Global Growth SAST	2,787,443	6,014,509	(52,305,045)	1,149,915	851,115
American Funds Growth-Income SAST	3,020,342	6,540,393	(69,342,359)	1,060,123	734,701
American Funds Asset Allocation SAST	860,804	1,089,604	(13,167,336)	347,541	194,971

Under the current law, capital losses related to securities realized after October 31 and prior to the Portfolio’s fiscal year end may be deferred as occurring the first day of the following year. For the fiscal year ended December 31, 2008, the Portfolios elected to defer capital losses as follows:

Deferred
	Deferred	Post-October
	Post-October	Currency
Portfolio	Capital Loss	Capital Loss

American Funds Growth SAST	$—	$—
American Funds Global Growth SAST	—	—
American Funds Growth-Income SAST	2	—
American Funds Asset Allocation SAST	20,989	—

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:

	For The Period Ended June 30, 2009
	Aggregate	Aggregate	Net
	Unrealized	Unrealized	Unrealized	Cost of
Portfolio	Gain	Loss	Gain (Loss)	Investments

American Funds Growth SAST	$—	$(63,115,364)	$(63,115,364)	$188,639,887
American Funds Global Growth SAST	—	(35,695,409)	(35,695,409)	148,225,478
American Funds Growth-Income SAST	—	(58,143,847)	(58,143,847)	191,589,890
American Funds Asset Allocation SAST	—	(10,924,722)	(10,924,722)	46,698,199

4. Investment Advisory and Management Agreement, and Service Plan (12b-1 Plan):  Capital Research serves as investment adviser to the Master Funds. Capital Research, a wholly owned subsidiary of The Capital Group Companies, Inc., manages the investment fund and business affairs of the Master Funds. SunAmerica Asset Management Corp. (“SAAMCo” or the “Adviser”)*, a wholly-owned subsidiary of SunAmerica Annuity and Life Assurance Company, serves as investment adviser for all the Portfolios of the Trust. The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the “Agreement”) with SAAMCo to handle the Trust’s day-to-day affairs. The Agreement provides that SAAMCo shall manage the Trust’s investments and administer its business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions. SAAMCo performs all investment advisory services for these Portfolios with the exception of portfolio management. The term “Assets”, as used in the following table, means the average daily net assets of the Portfolios.

  The Trust pays SAAMCo a monthly fee calculated daily at the following annual percentages of each Portfolio’s Assets:

Management
Portfolio	Fees

American Funds Growth SAST	0.85%
American Funds Global Growth SAST	0.95%
American Funds Growth-Income SAST	0.85%
American Funds Asset Allocation SAST	0.85%

SAAMCo has entered into a contractual agreement with the Trust under which it will waive 0.60%, 0.70%, 0.60%, and 0.60% for American Funds Growth SAST Portfolio, American Funds Global Growth SAST Portfolio, American Funds Growth-Income SAST Portfolio and American Funds Asset Allocation SAST Portfolio, respectively, of its advisory fee for such time as the Portfolios are operated as feeder funds, because during that time it will not be providing the portfolio management portion of the advisory and management services to be provided under its investment advisory and management agreement with the Trust. This fee waiver will continue as long as the Portfolios are part of a master-feeder fund structure unless the Board approves a change in or elimination of the waiver.

For the period ended June 30, 2009, SAAMCo has agreed to waive advisory fees as follows:

Portfolio	Amount

American Funds Growth SAST	$331,958
American Funds Global Growth SAST	338,746
American Funds Growth-Income SAST	354,957
American Funds Asset Allocation SAST	94,395

The Adviser has voluntarily agreed to reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each of the following Portfolios’ average net assets. Annual Portfolio operating expenses shall not include extraordinary expenses as determined under generally accepted accounting principles, or acquired Fund fees and expenses.

Portfolio	Class 3

American Funds Growth SAST	0.70%
American Funds Global Growth SAST	0.70
American Funds Growth-Income SAST	0.70
American Funds Asset Allocation SAST	0.70

The Adviser also may voluntarily reimburse additional amounts to increase the investment return to a Portfolio’s investors. The Adviser may terminate all such waivers and/or reimbursements at any time. Waivers or reimbursements made by the Adviser with respect to a Portfolio are subject to recoupment from that Portfolio within the following two years, provided that the Portfolio is able to effect such payment to the Adviser and maintain the foregoing expense limitations. Expenses in the Portfolio’s Statements of Operations reflect the expenses of the Portfolios and do not include any indirect expenses related to the underlying funds.

* Effective April 1, 2009, AIG SunAmerica Asset Management Corp. changed its name to SunAmerica Asset Management Corp.

At June 30, 2009, the amounts repaid to the Adviser, which are included in the Statement of Operations, along with the remaining balance subject to recoupment are as follows:

		Balance
	Amount	Subject to
Portfolio	Recouped	Recoupment

American Funds Asset Allocation SAST	$1,759	$37,870

Class 3 shares of each Portfolio are subject to Rule 12b-1 plans that provides for service fees payable at the annual rate 0.25% of the average daily net assets of Class 3 shares. The service fees were used to compensate the Life Companies for costs associated with the servicing of Class 3 shares, including the cost of reimbursing the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 3 shares. Accordingly, for the period ended June 30, 2009, service fees were paid (see Statement of Operations) based on the aforementioned rate.

On March 4, 2009, American International Group, Inc. (“AIG”), the ultimate parent of SAAMCo., issued and sold to the AIG Credit Facility Trust, a trust established for the sole benefit of the United States Treasury (the “Trust”), 100,000 shares of AIG’s Series C Perpetual, Convertible, Participating Preferred Stock (the “Stock”) for an aggregate purchase price of $500,000, with an understanding that additional and independently sufficient consideration was also furnished to AIG by the Federal Reserve Bank of New York (“the FRBNY”) in the form of its lending commitment (the “Credit Facility”) under the Credit Agreement, dated as of September 22, 2008, between AIG and FRBNY. The Stock has preferential liquidation rights over AIG common stock, and, to the extent permitted by law, votes with AIG’s common stock on all matters submitted to AIG’s shareholders. The Trust has approximately 79.9% of the aggregate voting power of AIG’s common stock and is entitled to approximately 79.9% of all dividends paid on AIG’s common stock, in each case treating the Stock as if converted. The Stock will remain outstanding even if the Credit Facility is repaid in full or otherwise terminates.

5. Purchases and Sales of Securities:  The cost of purchases and proceeds from sales of long-term investments during the period ended June 30, 2009 were as follows:

	Purchases of Portfolio	Sales of Portfolio	Purchases of	Sales of
	Securities (Excluding U.S.	Securities (Excluding U.S.	U.S. Government	U.S. Government
Portfolio	Government Securities)	Government Securities)	Securities	Securities

American Funds Growth SAST Portfolio	$8,618,640	$4,148,231	$—	$—
American Funds Global Growth SAST Portfolio	11,391,965	4,824,058	—	—
American Funds Growth-Income SAST Portfolio	9,052,565	2,165,527	—	—
American Funds Asset Allocation SAST Portfolio	4,322,726	720,938	—	—

6. Capital Share Transactions:  Transactions in capital shares of Class 3 of each Portfolio are as follows:

	American Funds Growth SAST Portfolio				American Funds Global Growth SAST Portfolio
	Class 3				Class 3
	For the Six Months Ended				For the Six Months Ended
	June 30, 2009		For the Year Ended		June 30, 2009		For the Year Ended
	(unaudited)		December 31, 2008		(unaudited)		December 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	2,559,694	$16,846,441	11,177,669	$108,027,318	2,482,169	$18,438,102	8,664,145	$88,977,309
Reinvested dividends	—	—	220,396	2,081,811	—	—	202,273	2,001,030
Shares redeemed	(1,902,747)	(12,386,046)	(2,334,500)	(21,128,730)	(1,599,193)	(12,019,669)	(1,758,735)	(16,917,559)

Net increase (decrease)	656,947	$4,460,395	9,063,565	$88,980,399	882,976	$6,418,433	7,107,683	$74,060,780

	American Funds Growth-Income SAST Portfolio				American Funds Asset Allocation SAST Portfolio
	Class 3				Class 3
	For the Six Months Ended				For the Six Months Ended
	June 30, 2009		For the Year Ended		June 30, 2009		For the Year Ended
	(unaudited)		December 31, 2008		(unaudited)		December 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount

Shares sold	2,571,094	$17,180,377	11,896,199	$112,982,153	815,407	$6,233,928	2,937,660	$29,259,021
Reinvested dividends	—	—	192,309	1,794,824	—	—	56,019	542,512
Shares redeemed	(1,588,621)	(10,508,538)	(2,568,216)	(23,553,119)	(361,852)	(2,710,142)	(731,167)	(6,868,487)

Net increase (decrease)	982,473	$6,671,839	9,520,292	$91,223,858	453,555	$3,523,786	2,262,512	$22,933,046

7. Subsequent Events:  The Trust has performed an evaluation of subsequent events through August 27, 2009, which is the date the financial statements were issued. There were no subsequent events noted.

SUNAMERICA SERIES TRUST
FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period

			Net gain										Ratio of
			(loss) on										net
	Net Asset		investments			Dividend		Net		Net			investment
	Value,	Net	(both		Dividends	from net		Asset		Assets,	Ratio of		income
	beginning	investment	realized	Total from	from net	realized		Value,		end of	expenses to		(loss) to
Period	of	income	and	investment	investment	gain on	Total	end of	Total	period	average net		average net		Portfolio
ended	period	(loss)*	unrealized)	operations	income	investments	Distributions	period	Return**	(000’s)	assets(1)(2)		assets(1)(2)(3)		turnover

American Funds Growth SAST Portfolio Class 3
09/01/06@- 12/31/06	$10.00	$0.45	$0.21	$0.66	$—	$—	$—	$10.66	6.60%	$1,608	0.70	%†	4.39	%†	3%
12/31/07	10.66	0.14	1.13	1.27	(0.00)	(0.00)	(0.00)	11.93	11.93	86,673	0.70		1.34		0
12/31/08	11.93	0.07	(5.30)	(5.23)	(0.04)	(0.11)	(0.15)	6.55	(44.19)	106,960	0.62		0.80		1
06/30/09(4)	6.55	0.00	0.83	0.83	—	—	—	7.38	12.67	125,438	0.58	†	0.01	†	4

American Funds Global Growth SAST Portfolio Class 3
09/01/06@- 12/31/06	10.00	(0.07)	0.97	0.90	—	—	—	10.90	9.00	2,113	0.70	†	(0.69	)†	2
12/31/07	10.90	0.43	1.15	1.58	—	—	—	12.48	14.50	64,528	0.70		3.86		0
12/31/08	12.48	0.21	(4.99)	(4.78)	(0.11)	(0.08)	(0.19)	7.51	(38.62)	92,198	0.65		2.24		0
06/30/09(4)	7.51	0.01	1.02	1.03	—	—	—	8.54	13.72	112,451	0.59	†	0.30	†	5

American Funds Growth-Income SAST Portfolio Class 3
09/01/06@- 12/31/06	10.00	0.61	0.17	0.78	—	—	—	10.78	7.80	1,707	0.70	†	8.50	†	3
12/31/07	10.78	0.30	0.19	0.49	(0.00)	(0.00)	(0.00)	11.27	4.58	84,199	0.70		2.91		0
12/31/08	11.27	0.18	(4.44)	(4.26)	(0.07)	(0.05)	(0.12)	6.89	(38.05)	117,097	0.61		1.99		5
06/30/09(4)	6.89	0.01	0.52	0.53	—	—	—	7.42	7.69	133,356	0.58	†	0.36	†	2

American Funds Asset Allocation SAST Portfolio Class 3
09/01/06@- 12/31/06	10.00	0.52	0.04	0.56	—	—	—	10.56	5.60	603	0.70	†	6.86	†	1
12/31/07	10.56	0.41	0.25	0.66	(0.01)	(0.00)	(0.01)	11.21	6.20	18,664	0.70		3.95		3
12/31/08	11.21	0.28	(3.59)	(3.31)	(0.10)	(0.06)	(0.16)	7.74	(29.85)	30,398	0.70		3.05		9
06/30/09(4)	7.74	0.02	0.40	0.42	—	—	—	8.16	5.43	35,734	0.70	†	0.49	†	2

*	Calculated based on average shares outstanding.

**	Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, the total return would have been lower for each period presented. Total return does include expense reimbursements (recoupment) and expense reductions.

†	Annualized.

@	Commencement of operations.

(1)	During the period, the investment adviser waived a portion of or all fees for the Portfolios. If all fees and expenses had been incurred by the Portfolios, the ratio of expenses to average net assets and the ratio of net investment loss to average net assets would have been as follows:

	12/31/06		12/31/07		12/31/08		06/30/09
		Net Investment		Net Investment		Net Investment		Net Investment
	Expenses†	Loss†	Expenses	Income (Loss)	Expenses	Income (Loss)	Expenses†(4)	Income (Loss)†(4)
American Funds Growth SAST Portfolio	28.69%	(23.59)%	1.25%	0.80%	1.19%	0.23%	1.18%	(0.59)%
American Funds Global Growth SAST Portfolio	22.96	(22.95)	1.40	3.17	1.30	1.59	1.29	(0.40)
American Funds Growth-Income SAST Portfolio	28.74	(19.54)	1.25	2.36	1.19	1.42	1.18	(0.24)
American Funds Asset Allocation SAST Portfolio	60.88	(53.32)	1.63	3.03	1.31	2.45	1.29	(0.10)

(2)	Does not include underlying fund expenses that the Portfolios bear indirectly.

(3)	Recognition of net investment income by the Portfolios is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolios invest.

(4)	Unaudited

See Notes to Financial Statements

SUNAMERICA SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust’s Portfolios which is available in the Trust’s Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how SunAmerica Series Trust Portfolios voted proxies relating to securities held in the Trust’s Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Trust’s Forms N-Q are available on the U.S. Securities and Exchange Commission’s website at http://www.sec.gov. You can also review and obtain copies of the Forms N-Q at the U.S. Securities and Exchange Commission’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed.

(THIS PAGE INTENTIONALLY LEFT BLANK)

(THIS PAGE INTENTIONALLY LEFT BLANK)

SunAmerica
the retirement specialist

1 SunAmerica Center
Los Angeles, California 90067-6022

CHANGE SERVICE REQUESTED

Presorted
Standard
U.S. Postage Paid
Towne, Inc.

R4397SAR.2

R4397SAR.2 (8/09)

Presorted Standard U.S. Postage Paid 1 SunAmerica Center Towne, Inc. Los Angeles, California 90067-6022 CHANGE SERVICE REQUESTEDR4397SAR.2 THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS UNLESS ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. R4397SAR.2 (8/09 )

American Funds®

The right choice for the long term®

American Funds Insurance Series

Semi-annual report for the six months ended June 30, 2009

American Funds Insurance Series® is the underlying investment vehicle for several variable annuities and insurance products. The investment adviser for American Funds Insurance Series is Capital Research and Management Company.SM For nearly 80 years, Capital Research has invested with a long-term focus based on thorough research and attention to risk. All the variable funds in American Funds Insurance Series may not be available in your product.
The summary investment portfolios (with the exception of Cash Management Fund, which shows a complete listing of its portfolio holdings) are designed to streamline this report and help investors better focus on the funds’ principal holdings. For details on how to obtain a complete schedule of portfolio holdings for each fund in the series, please see the outside back cover.
Investment results, unless otherwise indicated, are for Class 2 shares of the funds in American Funds Insurance Series. Class 2 shares began operations on April 30, 1997. Class 3 shares began operations on January 16, 2004. Results encompassing periods prior to those dates assume a hypothetical investment in Class 1 shares and include deduction of the additional 0.25% annual expense for Class 2 shares and 0.18% for Class 3 shares under the series’ plans of distribution.
The variable annuities and life insurance contracts that use the series’ funds contain certain fees and expenses not reflected in this report. The series’ investment adviser waived a portion of its management fee from September 1, 2004, through December 31, 2008. Investment results reflect the waiver, without which they would have been lower. Please see the Financial Highlights table in this report for details.
Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com/afis. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.
Equity investments are subject to market fluctuations. Investing outside the United States (especially in developing countries) may be subject to additional risks, such as currency and interest rate fluctuations, local, regional or global political, social or economic instability, differing securities regulations and accounting standards, possible changes in taxation and periods of illiquidity. Investing in small-capitalization stocks can involve greater risk than is customarily associated with investing in stocks of larger, more established companies. The return of principal in bond funds is not guaranteed. Bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the fund. High-yield bonds are subject to greater fluctuations in value and risk of loss of income and principal. See the funds’ prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the funds.
In this report
Investment portfolios
Global Growth Fund
Growth Fund
Growth-Income Fund
Asset Allocation Fund

Fellow investors:
The six months ended June 30, 2009, encompassed the most difficult economic period we have seen since the 1930s. It was a time in which it seemed anything could happen ... and it nearly did! Later, there was a dramatic rise off the lows. Despite the volatility of the first six months of 2009, nearly every investment option in American Funds Insurance Series gained ground during the period.
For the first few months of the period, pessimism on the part of investors over global economic activity and the ongoing financial crisis drove the prices of many securities to new lows. Yet after the stock market reached a low on March 9, equities, corporate bonds and commodities all rallied as investor sentiment coalesced around the notion that the worst might now be behind us. Most global stock markets ended midyear with gains, but most are still down for the past 12 months.
The U.S. stock market, as measured by the unmanaged Standard & Poor’s 500 Composite Index, gained 3.2% during the first half of 2009. Improving sentiment in recent months has been sustained by the announcement of favorable stress-test results for major banks. In addition, the Federal Reserve continued to pump liquidity into the market, targeting the federal funds rate close to zero and increasing its bond purchases. As credit markets stabilized, investors overlooked weak economic and earnings data and began buying stocks of companies whose news was less bad than had been feared.
Outside the U.S., developing countries rallied. In the so-called BRIC countries, the four largest developing-market economies, Brazil (58.6%), Russia (45.9%), India (57.4%) and China (37.6%) all posted robust gains. For the past 12 months, however, Brazil (-38.1%) and Russia (-61.1%) were still down significantly, while China (-8.1%) and India (-5.0%) held up better. (Country returns outside the U.S. are measured by MSCI and are calculated in U.S. dollars with dividends reinvested.)
A coordinated global effort by governments to stimulate the economy also helped to stabilize investor confidence in developed-country stock markets, which managed to gain 6.8%, as measured by the MSCI World Index, during the first six months of the year. Some of the highest returns came from Hong Kong (35.1%), Singapore (32.8%), Norway (29.7%), Sweden (27.7%) and Australia (26.5%).
Results for many markets during the recent rally mirrored their relative results during the previous year’s decline. For example, developing markets, which had fallen the hardest in 2008, had the highest returns of the past six months. On the other hand, recent results for the U.S., which previously had held up better than many other countries, were muted. The same was true in the fixed-income markets, where investors who had previously shunned all but the highest quality securities now embraced risk. By far the strongest gains in the fixed-income market were in high-yield; the Credit Suisse High Yield Index gained 27.2%.
The Citigroup Broad Investment Grade (BIG) Index, a measure of the U.S. bond market, advanced 1.4%. Similarly, the Barclays Capital Global Aggregate Index, which measures the global bond market, was up 1.5%. As on the equity side, debt from developing markets fared much better; the J.P. Morgan Emerging Markets Bond Index Plus gained 12.7%.
Despite the gains made during the period, there is still a substantial amount of uncertainty about how economic activity will develop in the coming months. Unemployment remains high, and housing will be closely watched by investors for signs of improvement. Given that the stock market outlook can be very different from the economic outlook, it is possible to have concerns about the economy and feel somewhat more optimistic about the stock market.
However, the investment picture over the next few years may not typify the trends of recent decades. American consumers have experienced substantial losses to their net worth following the collapse in home prices and the sharp drop in the equity market. It seems unlikely that consumers in the near future will return to spending as they did before the downturn.
We are coming out of an extraordinary period that many of us might view as the watershed event in financial history in our lifetime. There already have been a number of occurrences
American Funds Insurance Series

one might never have suspected — including the collapse of stalwart companies and government intervention in the banking, automotive and insurance industries — and there will probably be more surprises. As such, we should not necessarily expect that the recovery will behave in a historically predictable fashion.
In order to mitigate the inherent risks of the marketplace, our investment professionals rely on their own comprehensive global research effort. We meet with thousands of companies each year with an eye toward selecting the very best securities for our funds. We believe that these efforts will continue to increase the probability of achieving success with our investment programs despite the vagaries of economic and financial conditions.
We look forward to reporting to you again in six months.
Cordially,

James K. Dunton	Donald D. O’Neal
Vice Chairman of the Board	President

August 3, 2009
A volatile period ends on a positive note
Volatile markets often have unpredictable turning points. In March, equity markets began to reverse their steep declines. The change was not triggered as much by upbeat economic data or improved fundamentals as it was by a belief on the part of investors that the global economy was not going to completely melt down. Equity markets in the U.S., developed countries outside the U.S. and developing markets ended the period in positive territory. Developing markets, which fell precipitously last year, had by far the highest returns.
American Funds Insurance Series

Total returns for periods ended June 30, 2009
Fund results shown here for American Funds Insurance Series are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com/afis.html. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.

		Cumulative		Average annual			Expense
		6 months	1 year	5 years	10 years	Lifetime	ratios
Global Growth Fund (since 4/30/97)	Class 1	14.12%	-21.99%	4.37%	3.96%	7.70%	.55%
	Class 2	14.01	-22.18	4.10	3.70	7.43	.80

Growth Fund (since 2/8/84)	Class 1	13.07	-31.26	-0.17	1.63	11.73	.33
	Class 2	12.94	-31.43	-0.42	1.38	11.43	.58
	Class 3	13.00	-31.36	-0.34	1.45	11.53	.51

Growth-Income Fund (since 2/8/84)	Class 1	7.97	-24.40	-1.60	1.23	10.31	.28
	Class 2	7.89	-24.59	-1.85	0.98	10.00	.53
	Class 3	7.89	-24.54	-1.78	1.05	10.11	.46

Asset Allocation Fund (since 8/1/89)	Class 1	5.75	-20.27	1.33	2.04	7.21	.32
	Class 2	5.67	-20.45	1.08	1.79	6.93	.57
	Class 3	5.63	-20.43	1.15	1.85	7.02	.50

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. Expense ratios are as of December 31, 2008, the funds’ most recent fiscal year-end. From September 1, 2004, through December 31, 2008, the series’ investment adviser waived a portion of its management fees as described in the funds’ annual report. Results shown reflect the waivers, without which the results would have been lower. Please see the Financial Highlights table in this report for details.
American Funds Insurance Series

Where the fund’s assets were invested based on total net assets as of June 30, 2009

Europe
United Kingdom	7.3%
France	5.7
Germany	4.9
Netherlands	3.8
Switzerland	3.2
Belgium	2.8
Spain	2.7
Denmark	2.5
Other	4.2

37.1

The Americas
United States	26.7
Brazil	2.8
Mexico	2.3
Canada	1.7
Chile	.7

34.2

Asia/Pacific Basin
Japan	5.6%
China	2.9
Australia	2.7
India	2.6
South Korea	2.5
Taiwan	1.1
Other	1.4

18.8

Short-term securities & other assets less liabilities	9.9

Total	100.0%

Objective: Seeks growth of capital over time by investing primarily in common stocks of companies around the world.
Special characteristics: Can invest virtually anywhere in the world, including the U.S. The fund invests company by company — not by country or region — relying on thorough research to find the best opportunities.
The market indexes are unmanaged and their results include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses.
Global Growth Fund
Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. Visit americanfunds.com/afis for current information and month-end results. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.
Global Growth Fund gained 14.01% for the six months ended June 30, 2009, outpacing the MSCI World Index, which gained 6.79%.
Stock markets around the world whipsawed during the period. The volatility has been challenging, but we have had some success investing in companies whose prices fell to levels that we believed were unsustainably low. We made some fairly significant investments in metals and mining stocks and in retailing stocks that our investment analysts believed had better prospects than market prices reflected. We also invested in energy companies that had been hurt in the market by the expectation of continued low demand for petroleum products. We continue to see long-term value in information technology companies that have a strong track record of innovation and the development of high-quality products.
We are focused on investing in companies that are well-known to our analysts and in which our analysts and portfolio counselors agree there is long-term value. That approach has served us reasonably well over time, but it may still be a bumpy ride in the near term. This is precisely the time when we need to maintain our resolve.
American Funds Insurance Series

Where the fund’s assets were invested based on total net assets as of June 30, 2009
Objective: Seeks long-term growth of capital by investing primarily in U.S. common stocks.
Special characteristics: Emphasizes investments in growth companies with the potential to provide strong earnings over many years. Can also invest in cyclical companies, companies in turnaround and companies that appear undervalued.
The market indexes are unmanaged and their results include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses.
Growth Fund
Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. Visit americanfunds.com/afis for current information and month-end results. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.
Growth Fund gained 12.94% for the six months ended June 30, 2009, outpacing its benchmark, the S&P 500, which gained 3.19%.
The fund invests primarily in U.S. companies, which in general trailed companies outside the U.S. during the period. Despite this, the fund made strides, particularly in companies in the energy, materials, consumer discretionary and information technology sectors. We have increased our investment in health care companies; though their returns were fairly flat this period, we expect that they will do well over the longer term. Over the past year, we have been steadily decreasing our holdings in energy companies.
We believe that even as the economy begins to recover, the markets will remain fairly choppy for the time being as investors start taking profits. We believe that inflation could play a larger role going forward, but we also believe that the fund is well-positioned for this outcome because of our holdings in companies that can be flexible with pricing. We will continue to scrutinize the companies in the portfolio with an eye toward long-term growth.
American Funds Insurance Series

Growth-Income Fund
Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. Visit americanfunds.com/afis for current information and month-end results. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.
Growth-Income Fund gained 7.89% for the six months ended June 30, 2009, while the fund’s benchmark, the S&P 500, gained 3.19%.
The efforts by the United States and governments around the world to stabilize deteriorating credit markets have helped to improve conditions. However, the length and depth of the economic contraction exceeds anything we have seen since the 1930s. Not surprisingly, the equity and corporate bond markets have amply reflected investors’ concern. The S&P 500 declined 55% from its high on October 9, 2007, to its low on March 9, 2009. The rally since then has been dramatic, but the market has not yet fully recovered.
In the short term, the fund’s ability to invest a certain percentage of its assets in securities of issuers outside the U.S. proved beneficial, as these investments recorded positive returns for the period. We continue to pay close attention to the companies in which we invest and to rely on our comprehensive research effort in all our decisions.
Where the fund’s assets were invested based on total net assets as of June 30, 2009
Objective: Seeks capital growth and income over time by investing primarily in U.S. common stocks or other securities that appear to offer potential for capital appreciation and/or dividends.
Special characteristics: Designed for investors seeking both capital appreciation and income; the fund invests in companies across a wide range of U.S. industries.
The market indexes are unmanaged and their results include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses.
American Funds Insurance Series

Asset Allocation Fund
Figures shown are past results and are not predictive of results in future periods. Current and future results may be lower or higher than those shown. Unit prices and returns will vary, so investors may lose money. Visit americanfunds.com/afis for current information and month-end results. For month-end results and information about your insurance contract, please go to the website for the company that issued your contract.
Asset Allocation Fund gained 5.67% for the six months ended June 30, 2009, surpassing the S&P 500, which was up 3.19%. On the bond side, the Barclays Capital U.S. Aggregate Index gained 1.90%.
The fund’s diversified portfolio proved beneficial during the period, as the fund outpaced both its equity and fixed-income benchmarks. Within its equity holdings, the fund’s investments in energy, materials and information technology companies contributed to positive results. Stocks of companies in the utilities, financials and industrials sectors detracted from results.
The bond portfolio was particularly helped by investments in high-yield securities, which had very strong returns following a period of steep declines. Over the past six months, we have decreased the cash position of the fund and have increased our investments in U.S. equities. We believe that the fund’s ability to invest in a broad range of securities will allow us to respond to dynamic market conditions and continue to pursue the fund’s objective.
Where the fund’s assets were invested based on total net assets as of June 30, 2009
Objective: Seeks high total return (including income and capital gains) consistent with the preservation of capital over the long term.
The market indexes are unmanaged and their results include reinvested distributions, but do not reflect the effect of sales charges, commissions or expenses.
American Funds Insurance Series

Global Growth Fund	unaudited
Summary investment portfolio June 30, 2009

Largest individual equity securities	Percent of net assets
Samsung Electronics	2.48%
Microsoft	2.13
Telefónica	2.04
Novo Nordisk	1.85
América Móvil	1.79
Koninklijke KPN	1.61
Anheuser-Busch InBev	1.56
Roche	1.49
Yahoo	1.45
Cisco Systems	1.32
Common stocks — 89.89%

				Percent
		Value		of net
	Shares	(000)		assets
Information technology — 16.17%
Samsung Electronics Co., Ltd.[1]	229,060	$106,204		2.48%
Microsoft Corp.	3,830,000	91,039		2.13
Yahoo! Inc.[2]	3,962,200	62,048		1.45
Cisco Systems, Inc.[2]	3,021,500	56,321		1.32
Google Inc., Class A2	111,200	46,881		1.10
Oracle Corp.	2,050,000	43,911		1.03
SAP AG1	510,300	20,567	├	.67
SAP AG (ADR)	200,000	8,038
Hewlett-Packard Co.	700,000	27,055		.63
Applied Materials, Inc.	2,301,000	25,242		.59
Other securities		203,661		4.77

		690,967		16.17

Consumer staples — 11.24%
Anheuser-Busch InBev NV1	1,845,024	66,773		1.56
Unilever NV, depository receipts[1]	2,088,000	50,375		1.18
Avon Products, Inc.	1,695,800	43,718		1.02
Diageo PLC[1]	1,965,000	28,206		.66
C&C Group PLC[1]	8,000,000	27,009		.63
Other securities		264,173		6.19

		480,254		11.24

Health care — 10.04%
Novo Nordisk A/S, Class B1	1,455,200	79,113		1.85
Roche Holding AG1	468,500	63,771		1.49
UCB SA1	1,575,677	50,494		1.18
Other securities		235,838		5.52

		429,216		10.04

Financials — 9.75%
Macquarie Group Ltd.[1]	1,400,000	43,984		1.03
DLF Ltd.[1]	6,000,000	38,950		.91
Allianz SE1	392,000	36,237		.85
Prudential PLC[1]	4,232,269	28,784		.67
UBS AG1,2	2,312,053	28,302		.66
Royal Bank of Scotland Group PLC[1,2]	43,551,497	27,682		.65
China Life Insurance Co. Ltd., Class H1	7,034,000	25,974		.61
Banco Santander, SA1	2,100,148	25,336		.59
Other securities		161,704		3.78

		416,953		9.75

American Funds Insurance Series

Global Growth Fund
Common stocks

				Percent
		Value		of net
	Shares	(000)		assets
Consumer discretionary — 9.44%
Toyota Motor Corp.[1]	1,452,900	$54,923		1.29%
Virgin Media Inc.[2]	4,860,000	45,441		1.06
Honda Motor Co., Ltd.[1]	1,408,800	38,573		.90
GOME Electrical Appliances Holding Ltd.[1]	154,457,000	38,467		.90
News Corp., Class A	3,883,407	35,378		.83
Other securities		190,641		4.46

		403,423		9.44

Telecommunication services — 8.96%
Telefónica, SA1	3,837,799	86,994		2.04
América Móvil, SAB de CV, Series L (ADR)	1,807,000	69,967	├	1.79
América Móvil, SAB de CV, Series L	3,350,000	6,470
Koninklijke KPN NV1	5,010,830	69,006		1.61
SOFTBANK CORP.[1]	2,060,000	40,003		.94
Other securities		110,357		2.58

		382,797		8.96

Materials — 6.32%
Xstrata PLC[1]	3,044,400	33,560		.79
Sigma-Aldrich Corp.	659,649	32,692		.76
Alcoa Inc.	3,025,000	31,248		.73
Sociedad Química y Minera de Chile SA, Class B (ADR)	750,992	27,179		.64
Other securities		145,572		3.40

		270,251		6.32

Energy — 6.25%
TOTAL SA1	990,000	53,603		1.25
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	700,000	28,686	├	1.11
Petróleo Brasileiro SA — Petrobras, preferred nominative (ADR)	560,000	18,682
Reliance Industries Ltd.[1,2]	938,000	39,690		.93
Royal Dutch Shell PLC, Class B1	574,666	14,501	├	.62
Royal Dutch Shell PLC, Class B (ADR)	233,643	11,883
Other securities		100,254		2.34

		267,299		6.25

Industrials — 5.39%
KBR, Inc.	1,713,000	31,588		.74
Vestas Wind Systems A/S1,2	357,370	25,697		.60
United Technologies Corp.	492,000	25,564		.60
Other securities		147,443		3.45

		230,292		5.39

Utilities — 3.52%
GDF Suez[1]	1,141,805	42,642		1.00
Other securities		107,681		2.52

		150,323		3.52

Miscellaneous — 2.81%
Other common stocks in initial period of acquisition		120,020		2.81

Total common stocks (cost: $3,853,094,000)		3,841,795		89.89

American Funds Insurance Series

Global Growth Fund
Preferred stocks — 0.17%

		Percent
	Value	of net
	(000)	assets
Financials — 0.17%
Other securities	$7,215	.17%

Total preferred stocks (cost: $6,891,000)	7,215	.17

Rights & warrants — 0.06%

Miscellaneous — 0.06%
Other rights & warrants in initial period of acquisition	2,712	.06

Total rights & warrants (cost: $2,652,000)	2,712	.06

Short-term securities — 11.20%

	Principal
	amount
	(000)

Freddie Mac 0.15%–0.58% due 8/11–10/6/2009	$152,200	152,140	3.56
U.S. Treasury Bills 0.17%–0.305% due 7/16–8/27/2009	95,100	95,090	2.23
Fannie Mae 0.11%–0.52% due 7/1–7/29/2009	31,600	31,600	.74
Federal Home Loan Bank 0.21%–0.40% due 7/2–9/29/2009	29,100	29,086	.68
Total Capital SA 0.24% due 9/22/2009[3]	14,300	14,296	.33
Other securities		156,541	3.66

Total short-term securities (cost: $478,709,000)		478,753	11.20

Total investment securities (cost: $4,341,346,000)		4,330,475	101.32
Other assets less liabilities		(56,319)	(1.32)

Net assets		$4,274,156	100.00%

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. One of these securities (with a value of $1,384,000, which represented .03% of the net assets of the fund) may be subject to legal or contractual restrictions on resale.
Investments in affiliates
A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. Further details on such holdings and related transactions during the six months ended June 30, 2009, appear below.

						Value of
					Dividend	affiliate at
	Beginning			Ending	income	6/30/09
	shares	Additions	Reductions	shares	(000)	(000)

AMG Advanced Metallurgical Group NV4	1,600,800	—	1,600,800	—	—	—
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $2,304,310,000, which represented 53.91% of the net assets of the fund. This amount includes $2,291,119,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[2]	Security did not produce income during the last 12 months.

[3]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $95,515,000, which represented 2.23% of the net assets of the fund.

[4]	Unaffiliated issuer at 6/30/2009.
Key to abbreviation

ADR = American Depositary Receipts
See Notes to Financial Statements
American Funds Insurance Series

Growth Fund	unaudited
Summary investment portfolio June 30, 2009

Largest individual equity securities	Percent of net assets
Google	3.09%
Cisco Systems	2.16
Wells Fargo	2.11
Microsoft	2.10
Berkshire Hathaway	2.09
Philip Morris International	1.92
Barrick Gold	1.74
Apple	1.72
Gilead Sciences	1.64
Newmont Mining	1.48
Common stocks — 93.21%

			Percent
		Value	of net
	Shares	(000)	assets
Information technology — 20.15%
Google Inc., Class A1	1,476,000	$622,267	3.09%
Cisco Systems, Inc.[1]	23,315,000	434,592	2.16
Microsoft Corp.	17,830,000	423,819	2.10
Apple Inc.[1]	2,435,000	346,817	1.72
Oracle Corp.	8,790,540	188,293	.93
Fidelity National Information Services, Inc.	8,690,000	173,452	.86
Lender Processing Services, Inc.[2]	5,785,000	160,650	.80
QUALCOMM Inc.	3,250,000	146,900	.73
Yahoo! Inc.[1]	9,365,000	146,656	.73
Samsung Electronics Co., Ltd.[3]	310,000	143,732	.71
EMC Corp.[1]	10,000,000	131,000	.65
Other securities		1,142,653	5.67

		4,060,831	20.15

Energy — 12.85%
Suncor Energy Inc.	8,477,297	257,929	1.28
Canadian Natural Resources, Ltd.	4,625,700	243,481	1.21
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	4,260,000	174,575	.87
Petro-Canada	4,130,300	159,598	.79
Murphy Oil Corp.	2,698,800	146,599	.73
Tenaris SA (ADR)	5,245,000	141,825	.70
Noble Energy, Inc.	2,400,000	141,528	.70
Petrohawk Energy Corp.[1]	5,490,000	122,427	.61
BJ Services Co.	8,733,244	119,034	.59
Other securities		1,082,901	5.37

		2,589,897	12.85

Consumer discretionary — 11.20%
Johnson Controls, Inc.	10,949,100	237,814	1.18
Target Corp.	5,362,800	211,670	1.05
Lowe’s Companies, Inc.	8,626,000	167,431	.83
Best Buy Co., Inc.	4,100,000	137,309	.68
Wynn Resorts, Ltd.[1]	3,720,000	131,316	.65
CarMax, Inc.[1]	7,842,500	115,285	.57
Other securities		1,256,423	6.24

		2,257,248	11.20

Financials — 10.59%
Wells Fargo & Co.	17,518,896	425,009	2.11
Berkshire Hathaway Inc., Class A1	4,681	421,290	2.09
Bank of America Corp.	18,530,000	244,596	1.21
Goldman Sachs Group, Inc.	1,000,000	147,440	.73
Aon Corp.	3,130,000	118,533	.59
Other securities		778,199	3.86

		2,135,067	10.59

American Funds Insurance Series

Growth Fund
Common stocks

			Percent
		Value	of net
	Shares	(000)	assets
Materials — 10.33%
Barrick Gold Corp.	10,500,000	$352,275	1.74%
Newmont Mining Corp.	7,305,000	298,555	1.48
Monsanto Co.	3,295,000	244,950	1.22
Rio Tinto PLC[3]	6,134,233	213,448	1.06
Potash Corp. of Saskatchewan Inc.	1,800,000	167,490	.83
Freeport-McMoRan Copper & Gold Inc.	2,803,700	140,493	.70
Gold Fields Ltd.[3]	10,000,000	120,838	.60
Other securities		543,971	2.70

		2,082,020	10.33

Health care — 9.16%
Gilead Sciences, Inc.[1]	7,100,000	332,564	1.64
Roche Holding AG3	1,312,500	178,654	.89
Other securities		1,336,264	6.63

		1,847,482	9.16

Industrials — 8.62%
First Solar, Inc.[1]	1,286,595	208,583	1.04
Iron Mountain Inc.[1]	7,245,000	208,294	1.03
Boeing Co.	3,665,000	155,763	.77
Other securities		1,165,100	5.78

		1,737,740	8.62

Consumer staples — 5.59%
Philip Morris International Inc.	8,895,000	388,000	1.92
Coca-Cola Co.	4,515,000	216,675	1.08
Wal-Mart Stores, Inc.	3,655,000	177,048	.88
Other securities		345,056	1.71

		1,126,779	5.59

Telecommunication services — 2.11%
Other securities		425,493	2.11

Utilities — 1.51%
Other securities		304,400	1.51

Miscellaneous — 1.10%
Other common stocks in initial period of acquisition		221,222	1.10

Total common stocks (cost: $20,550,710,000)		18,788,179	93.21

American Funds Insurance Series

Growth Fund
Rights & warrants — 0.14%

			Percent
		Value	of net
	Shares	(000)	assets
Materials — 0.14%
Rio Tinto PLC, rights, expire 2009[1,3]	2,485,472	$28,528	.14%

Total rights & warrants (cost: $39,180,000)		28,528	.14

Convertible securities — 0.05%

Miscellaneous — 0.05%
Other convertible securities in initial period of acquisition		10,062	.05

Total convertible securities (cost: $8,750,000)		10,062	.05

Bonds, notes & other debt instruments — 0.00%

Financials — 0.00%
Other securities		158	.00

Total bonds, notes & other debt instruments (cost: $37,371,000)		158	.00

Short-term securities — 6.54%

	Principal
	amount
	(000)

Federal Home Loan Bank 0.19%–0.27% due 7/1–10/5/2009	$321,850	321,758	1.60
U.S. Treasury Bills 0.155%–1.40% due 7/2–12/17/2009	253,910	253,863	1.26
Fannie Mae 0.18%–0.355% due 7/1–8/25/2009	184,200	184,161	.91
Pfizer Inc 0.18%–0.22% due 7/8–8/11/2009[4]	128,600	128,581	.64
Freddie Mac 0.205%–0.75% due 7/9–10/19/2009	112,738	112,699	.56
Coca-Cola Co. 0.30% due 7/22/2009[4]	8,800	8,799	.04
NetJets Inc. 0.18% due 8/19/2009[4]	3,800	3,799	.02
Other securities		304,286	1.51

Total short-term securities (cost: $1,317,875,000)		1,317,946	6.54

Total investment securities (cost: $21,953,886,000)		20,144,873	99.94
Other assets less liabilities		11,121	.06

Net assets		$20,155,994	100.00%

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with aggregate value of $103,278,000, which represented .51% of the net assets of the fund) may be subject to legal or contractual restrictions on resale.
American Funds Insurance Series

Growth Fund
Investments in affiliates
A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares of that company. The fund’s affiliated holdings listed below are either shown in the preceding summary investment portfolio or included in the value of “Other securities” under their respective industry sectors. Further details on these holdings and related transactions during the six months ended June 30, 2009, appear below.

						Value of
					Dividend	affiliates at
	Beginning			Ending	income	6/30/09
	shares	Additions	Reductions	shares	(000)	(000)

Lender Processing Services, Inc.	5,785,000	—	—	5,785,000	$1,157	$160,650
Chipotle Mexican Grill, Inc., Class B1	1,195,200	—	—	1,195,200	—	83,413
Chipotle Mexican Grill, Inc., Class A1	920,000	—	432,491	487,509	—	39,001
Core Laboratories NV	1,197,700	—	—	1,197,700	204	104,380
Pacific Rubiales Energy Corp.[1]	12,550,000	—	—	12,550,000	—	103,531
Panalpina Welttransport (Holding) AG3	1,483,282	60,970	260,000	1,284,252	2,250	93,597
Digital River, Inc.[1]	2,625,000	—	550,000	2,075,000	—	75,364
Uranium One Inc.[1]	24,544,500	1,000,000	—	25,544,500	—	58,670
lululemon athletica inc.[1]	4,185,000	—	—	4,185,000	—	54,530
Blue Nile, Inc.[1]	1,043,000	—	—	1,043,000	—	44,838
Minerals Technologies Inc.	1,025,000	—	—	1,025,000	102	36,921
Heartland Payment Systems, Inc.	2,426,600	—	—	2,426,600	85	23,223
KGen Power Corp.[1,3]	3,166,128	—	—	3,166,128	—	17,414
DataPath, Inc.[5]	2,819,968	—	2,819,968	—	—	—
Graco Inc.[5]	3,018,707	—	443,707	2,575,000	1,134	—

					$4,932	$895,532

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.

[2]	Represents an affiliated company as defined under the Investment Company Act of 1940.

[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $1,575,148,000, which represented 7.81% of the net assets of the fund. This amount includes $1,549,740,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[4]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $423,270,000, which represented 2.10% of the net assets of the fund.

[5]	Unaffiliated issuer at 6/30/2009.
Key to abbreviation

ADR = American Depositary Receipts
See Notes to Financial Statements
American Funds Insurance Series

Growth-Income Fund	unaudited
Summary investment portfolio June 30, 2009

Largest individual equity securities	Percent of net assets
Microsoft	2.91%
Oracle	2.77
Yahoo	1.91
Hewlett-Packard	1.86
AT&T	1.49
Time Warner	1.49
Schlumberger	1.40
Philip Morris International	1.40
Google	1.39
Intel	1.36
Common stocks — 85.94%

				Percent
		Value		of net
	Shares	(000)		assets
Information technology — 23.56%
Microsoft Corp.	24,650,100	$585,933		2.91%
Oracle Corp.	26,067,500	558,366		2.77
Yahoo! Inc.[1]	24,560,000	384,610		1.91
Hewlett-Packard Co.	9,685,000	374,325		1.86
Google Inc., Class A1	662,500	279,303		1.39
Intel Corp.	16,600,000	274,730		1.36
International Business Machines Corp.	2,500,000	261,050		1.29
Cisco Systems, Inc.[1]	12,400,000	231,136		1.15
Corning Inc.	11,500,000	184,690		.92
SAP AG2	2,736,574	110,292	├	.73
SAP AG (ADR)	920,000	36,975
Flextronics International Ltd.[1]	31,500,000	129,465		.64
Other securities		1,339,103		6.63

		4,749,978		23.56

Consumer discretionary — 10.81%
Time Warner Inc.	11,899,589	299,751		1.49
Target Corp.	5,678,912	224,147		1.11
Lowe’s Companies, Inc.	9,930,477	192,750		.95
Best Buy Co., Inc.	4,800,000	160,752		.80
News Corp., Class A	14,500,200	132,097		.65
Other securities		1,170,129		5.81

		2,179,626		10.81

Industrials — 10.33%
United Technologies Corp.	4,075,000	211,737		1.05
United Parcel Service, Inc., Class B	3,800,000	189,962		.94
General Electric Co.	12,150,000	142,398		.71
General Dynamics Corp.	2,357,000	130,554		.65
Precision Castparts Corp.	1,654,000	120,792		.60
CSX Corp.	3,466,623	120,049		.60
Other securities		1,166,873		5.78

		2,082,365		10.33

Health care — 9.65%
Merck & Co., Inc.	7,500,000	209,700		1.04
Medtronic, Inc.	5,115,000	178,462		.89
Abbott Laboratories	3,255,000	153,115		.76
Schering-Plough Corp.	6,052,300	152,034		.75
Aetna Inc.	6,000,000	150,300		.75
Roche Holding AG2	925,000	125,909		.62
Other securities		975,677		4.84

		1,945,197		9.65

American Funds Insurance Series

Growth-Income Fund
Common stocks

				Percent
		Value		of net
	Shares	(000)		assets
Energy — 7.46%
Schlumberger Ltd.	5,225,000	$282,725		1.40%
Royal Dutch Shell PLC, Class A (ADR)	3,835,000	192,479	├
Royal Dutch Shell PLC, Class B (ADR)	831,402	42,285		1.18
Royal Dutch Shell PLC, Class B2	139,816	3,528
Chevron Corp.	2,913,200	192,999		.96
ConocoPhillips	3,551,200	149,363		.74
Other securities		640,780		3.18

		1,504,159		7.46

Consumer staples — 7.21%
Philip Morris International Inc.	6,475,000	282,440		1.40
PepsiCo, Inc.	4,568,419	251,080		1.25
Molson Coors Brewing Co., Class B	4,781,900	202,418		1.00
Avon Products, Inc.	5,207,674	134,254		.67
Colgate-Palmolive Co.	1,767,323	125,020		.62
Other securities		458,029		2.27

		1,453,241		7.21

Financials — 5.79%
Bank of America Corp.	13,341,452	176,107		.87
JPMorgan Chase & Co.	4,247,900	144,896		.72
HSBC Holdings PLC (Hong Kong)[2]	8,105,309	67,925	├	.65
HSBC Holdings PLC (ADR)	1,538,570	64,266
Freddie Mac[1]	9,940,000	6,163		.03
Other securities		708,780		3.52

		1,168,137		5.79

Telecommunication services — 4.23%
AT&T Inc.	12,077,400	300,003		1.49
Verizon Communications Inc.	6,014,831	184,836		.91
Other securities		369,009		1.83

		853,848		4.23

Materials — 2.58%
Air Products and Chemicals, Inc.	2,000,000	129,180		.64
Other securities		391,841		1.94

		521,021		2.58

Utilities — 2.25%
Exelon Corp.	3,035,000	155,422		.77
Other securities		299,019		1.48

		454,441		2.25

Miscellaneous — 2.07%
Other common stocks in initial period of acquisition		417,699		2.07

Total common stocks (cost: $20,280,009,000)		17,329,712		85.94

American Funds Insurance Series

Growth-Income Fund
Preferred stocks — 0.02%

		Percent
	Value	of net
	(000)	assets
Financials — 0.02%
Other securities	$4,123	.02%

Total preferred stocks (cost: $3,840,000)	4,123	.02

Rights & warrants — 0.03%

Financials — 0.00%
Other securities	—	.00

Miscellaneous — 0.03%
Other rights & warrants in initial period of acquisition	6,719	.03

Total rights & warrants (cost: $14,634,000)	6,719	.03

Convertible securities — 0.46%

Financials — 0.37%
Other securities	74,532	.37

Miscellaneous — 0.09%
Other convertible securities in initial period of acquisition	19,238	.09

Total convertible securities (cost: $114,732,000)	93,770	.46

Bonds, notes & other debt instruments — 0.06%

Other — 0.06%
Other securities	12,652	.06

Total bonds, notes & other debt instruments (cost: $11,504,000)	12,652	.06

American Funds Insurance Series

Growth-Income Fund
Short-term securities — 13.60%

	Principal		Percent
	amount	Value	of net
	(000)	(000)	assets
Federal Home Loan Bank 0.13%–0.27% due 7/1–9/11/2009	$661,886	$661,771	3.28%
U.S. Treasury Bills 0.155%–1.40% due 7/2–10/29/2009	595,390	595,272	2.95
Freddie Mac 0.20%–0.75% due 7/7–10/26/2009	571,400	571,119	2.83
Fannie Mae 0.18%–0.40% due 7/1–12/29/2009	239,900	239,772	1.19
Pfizer Inc 0.18%–0.34% due 7/7–12/28/2009[3]	130,800	130,691	.65
Medtronic Inc. 0.19% due 7/9–7/30/2009[3]	88,000	87,983	.44
Merck & Co. Inc. 0.20%–0.22% due 7/20–7/28/2009	73,100	73,089	.36
Abbott Laboratories 0.17%–0.23% due 8/5–8/21/2009[3]	56,000	55,988	.28
Other securities		325,870	1.62

Total short-term securities (cost: $2,741,527,000)		2,741,555	13.60

Total investment securities (cost: $23,166,246,000)		20,188,531	100.11
Other assets less liabilities		(22,718)	(.11)

Net assets		$20,165,813	100.00%

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with aggregate value of $1,228,000, which represented less than .01% of the net assets of the fund) may be subject to legal or contractual restrictions on resale.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.

[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $1,541,054,000, which represented 7.64% of the net assets of the fund. This amount includes $1,466,026,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[3]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $508,472,000, which represented 2.52% of the net assets of the fund.
Key to abbreviation

ADR = American Depositary Receipts
See Notes to Financial Statements
American Funds Insurance Series

Asset Allocation Fund	unaudited
Summary investment portfolio June 30, 2009

Largest individual equity securities	Percent of net assets
Johnson & Johnson	1.70%
Monsanto	1.59
Cisco Systems	1.56
Coca-Cola	1.53
IBM	1.51
BHP Billiton	1.46
Hewlett-Packard	1.39
Chevron	1.38
Amgen	1.20
Oracle	1.19
Common stocks — 66.94%

			Percent
		Value	of net
	Shares	(000)	assets
Information technology — 14.02%
Cisco Systems, Inc.[1]	6,810,000	$126,938	1.56%
International Business Machines Corp.	1,180,000	123,216	1.51
Hewlett-Packard Co.	2,930,000	113,244	1.39
Oracle Corp.	4,522,500	96,872	1.19
Microsoft Corp.	4,000,000	95,080	1.17
Applied Materials, Inc.	8,100,000	88,857	1.09
Yahoo! Inc.[1]	4,000,000	62,640	.77
Google Inc., Class A1	145,000	61,131	.75
Paychex, Inc.	2,420,000	60,984	.75
Apple Inc.[1]	380,000	54,123	.66
Other securities		259,853	3.18

		1,142,938	14.02

Materials — 8.61%
Monsanto Co.	1,740,000	129,352	1.59
BHP Billiton Ltd.[2]	4,340,000	118,978	1.46
Newmont Mining Corp.	2,165,000	88,483	1.09
Dow Chemical Co.	4,000,000	64,560	.79
Vulcan Materials Co.	1,400,000	60,340	.74
Praxair, Inc.	700,000	49,749	.61
Other securities		190,137	2.33

		701,599	8.61

Health care — 8.31%
Johnson & Johnson	2,440,000	138,592	1.70
Amgen Inc.[1]	1,850,000	97,939	1.20
Abbott Laboratories	1,990,000	93,610	1.15
Wyeth	2,000,000	90,780	1.11
Boston Scientific Corp.[1]	5,500,000	55,770	.68
Eli Lilly and Co.	1,500,000	51,960	.64
Other securities		148,926	1.83

		677,577	8.31

Financials — 6.83%
JPMorgan Chase & Co.	2,650,000	90,392	1.11
ACE Ltd.	1,770,000	78,287	.96
Wells Fargo & Co.	3,200,000	77,632	.95
T. Rowe Price Group, Inc.	1,700,000	70,839	.87
Marsh & McLennan Companies, Inc.	2,840,000	57,169	.70
Berkshire Hathaway Inc., Class A1	600	54,000	.66
Moody’s Corp.	2,035,000	53,622	.66
Other securities		74,655	.92

		556,596	6.83

American Funds Insurance Series

Asset Allocation Fund
Common stocks

			Percent
		Value	of net
	Shares	(000)	assets
Industrials — 6.68%
Boeing Co.	2,250,000	$95,625	1.17%
Robert Half International Inc.	2,750,000	64,955	.80
IDEX Corp.	1,950,000	47,911	.59
Other securities		336,106	4.12

		544,597	6.68

Energy — 6.53%
Chevron Corp.	1,700,000	112,625	1.38
Schlumberger Ltd.	1,350,000	73,049	.90
Smith International, Inc.	2,800,000	72,100	.88
Suncor Energy Inc.	2,150,000	65,415	.80
Petróleo Brasileiro SA — Petrobras, ordinary nominative (ADR)	1,250,000	51,225	.63
Other securities		158,038	1.94

		532,452	6.53

Consumer staples — 4.90%
Coca-Cola Co.	2,600,000	124,774	1.53
Philip Morris International Inc.	1,490,000	64,994	.80
PepsiCo, Inc.	1,000,000	54,960	.68
Other securities		154,259	1.89

		398,987	4.90

Consumer discretionary — 4.77%
Home Depot, Inc.	2,500,000	59,075	.72
Johnson Controls, Inc.	2,650,000	57,558	.71
Best Buy Co., Inc.	1,705,350	57,112	.70
Other securities		214,986	2.64

		388,731	4.77

Telecommunication services — 1.94%
AT&T Inc.	3,300,000	81,972	1.01
Other securities		75,830	.93

		157,802	1.94

Utilities — 1.47%
Other securities		119,723	1.47

Miscellaneous — 2.88%
Other common stocks in initial period of acquisition		234,753	2.88

Total common stocks (cost: $5,854,780,000)		5,455,755	66.94

Preferred stocks — 0.11%

Financials — 0.11%
Wells Fargo Capital XV 9.75%[3]	800,000	775	.01
Other securities		8,282	.10

Total preferred stocks (cost: $11,901,000)		9,057	.11

American Funds Insurance Series

Asset Allocation Fund
Rights & warrants — 0.08%

		Percent
	Value	of net
	(000)	assets
Other — 0.00%
Other securities	—	.00%

Miscellaneous — 0.08%
Other rights & warrants in initial period of acquisition	$6,646	.08

Total rights & warrants (cost: $5,848,000)	6,646	.08

Bonds, notes & other debt instruments — 26.28%

	Principal
	amount
	(000)
Bonds & notes of U.S. government & government agencies — 9.50%
U.S. Treasury:
3.875% 2010	$164,000	170,467	├
4.625% 2011	122,500	132,443		8.49
3.50% 2039	64,000	55,370
1.50%–8.875% 2009–2038[2,4]	306,937	333,845
Federal Home Loan Bank 5.25%–5.625% 2014–2016	28,670	28,993		.36
Fannie Mae 6.25% 2029	15,575	18,186		.22
Freddie Mac 6.625% 2009	1,070	1,084		.01
Other securities		33,788		.42

		774,176		9.50

Mortgage-backed obligations[5] — 6.73%
Fannie Mae 0%–7.50% 2009–2047	220,934	228,200		2.80
Freddie Mac 5.00%–7.50% 2016–2039[3]	110,081	113,395		1.39
Other securities		207,362		2.54

		548,957		6.73

Consumer discretionary — 1.98%
Other securities		161,200		1.98

Financials — 1.42%
JPMorgan Chase Bank NA 6.00% 2017	4,180	4,075	├	.08
JPMorgan Chase Capital XXII, Series V, 6.45% 2087[3]	2,560	2,053
Wells Fargo Capital XIII 7.70% (undated)[3]	585	486	├	.07
Wells Fargo & Co. 4.375%–7.98% 2013–2017[3]	5,370	5,137
Other securities		103,869		1.27

		115,620		1.42

Industrials — 1.21%
Other securities		98,282		1.21

Utilities — 1.02%
Other securities		82,922		1.02

Health care — 0.95%
Abbott Laboratories 5.125% 2019	2,400	2,476		.03
Other securities		75,243		.92

		77,719		.95

American Funds Insurance Series

Asset Allocation Fund
Bonds, notes & other debt instruments

	Principal			Percent
	amount	Value		of net
	(000)	(000)		assets
Telecommunication services — 0.94%
AT&T Inc. 6.70% 2013	$4,340	$4,771	├	.10%
SBC Communications Inc. 4.125%–5.625% 2009—2016	3,500	3,560
Other securities		68,560		.84

		76,891		.94

Other — 2.53%
Hewlett-Packard Co. 5.50% 2018	3,100	3,264	├	.10
Electronic Data Systems Corp. 6.00%–7.45% 2013–2029[3]	4,635	5,198
BHP Billiton Finance (USA) Ltd. 5.50% 2014	2,200	2,363		.03
Other securities		195,471		2.40
		206,296		2.53

Total bonds, notes & other debt instruments (cost: $2,246,366,000)		2,142,063		26.28

Short-term securities — 6.87%

Federal Home Loan Bank 0.15%–0.56% due 7/29–10/19/2009	199,800	199,697	2.45
Fannie Mae 0.17%–0.52% due 7/1–10/19/2009	118,700	118,647	1.45
Jupiter Securitization Co., LLC 0.27% due 7/15/2009[6]	39,900	39,896	.49
Freddie Mac 0.18%–0.23% due 8/24/2009	34,200	34,188	.42
U.S. Treasury Bills 0.176%–0.67% due 7/23–11/19/2009	25,920	25,912	.32
Coca-Cola Co. 0.27% due 7/9/2009[6]	19,500	19,499	.24
Johnson & Johnson 0.22% due 7/2/2009[6]	18,400	18,400	.23
Abbott Laboratories 0.20% due 8/20/2009[6]	4,300	4,299	.05
Other securities		99,265	1.22

Total short-term securities (cost: $559,800,000)		559,803	6.87

Total investment securities (cost: $8,678,695,000)		8,173,324	100.28
Other assets less liabilities		(22,536)	(.28)

Net assets		$8,150,788	100.00%

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.
“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.

[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous” and “Other securities,” was $374,744,000, which represented 4.60% of the net assets of the fund. This amount includes $282,460,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

[3]	Coupon rate may change periodically.

[4]	Index-linked bond whose principal amount moves with a government retail price index.

[5]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

[6]	Purchased in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $388,262,000, which represented 4.76% of the net assets of the fund.
Key to abbreviation

ADR = American Depositary Receipts
See Notes to Financial Statements
American Funds Insurance Series

This page intentionally left blank
American Funds Insurance Series

Financial statements
Statements of assets & liabilities at June 30, 2009

			Global
	Global	Global	Small
	Discovery	Growth	Capitalization	Growth
	Fund	Fund	Fund	Fund

Assets:
Investment securities, at value:
Unaffiliated issuers	$190,216	$4,330,475	$2,427,500	$19,249,341
Affiliated issuers	—	—	180,993	895,532
Cash denominated in currencies other than U.S. dollars	38	474	1,513	—
Cash	94	64	149	129
Unrealized appreciation on open forward currency contracts	—	—	—	—
Receivables for:
Sales of investments	1,424	3,410	27,177	88,224
Sales of fund’s shares	143	563	916	10,030
Closed forward currency contracts	—	—	—	—
Dividends and interest	125	7,764	1,596	27,450
Other assets	—	—	627	—

	192,040	4,342,750	2,640,471	20,270,706

Liabilities:
Unrealized depreciation on open forward currency contracts	—	—	—	—
Payables for:
Purchases of investments	2,510	45,987	11,334	77,989
Repurchases of fund’s shares	613	16,288	8,307	27,257
Closed forward currency contracts	—	—	—	—
Investment advisory services	91	1,915	1,583	5,589
Distribution services	34	720	453	3,133
Trustees’ deferred compensation	1	37	22	486
Other	2	3,647	202	258

	3,251	68,594	21,901	114,712

Net assets at June 30, 2009 (total: $82,129,200)	$188,789	$4,274,156	$2,618,570	$20,155,994

Investment securities, at cost:
Unaffiliated issuers	$211,768	$4,341,346	$2,696,980	$20,856,582

Affiliated issuers	—	—	$247,950	$1,097,304

Cash denominated in currencies other than U.S. dollars, at cost	$38	$474	$1,513	—

Net assets consist of:
Capital paid in on shares of beneficial interest	$244,329	$5,243,027	$3,494,275	$26,199,173
Undistributed (distributions in excess of) net investment income	605	42,208	(19,086)	62,992
(Accumulated) undistributed net realized (loss) gain	(34,593)	(996,842)	(520,028)	(4,296,828)
Net unrealized (depreciation) appreciation	(21,552)	(14,237)	(336,591)	(1,809,343)

Net assets at June 30, 2009	$188,789	$4,274,156	$2,618,570	$20,155,994

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized:
Class 1:
Net assets (total: $23,669,148)	$24,046	$820,373	$462,432	$5,167,505
Shares outstanding	2,628	51,695	32,523	136,729
Net asset value per share	$9.15	$15.87	$14.22	$37.79
Class 2:
Net assets (total: $57,886,065)	$164,743	$3,453,783	$2,156,138	$14,787,123
Shares outstanding	18,101	219,005	153,873	394,423
Net asset value per share	$9.10	$15.77	$14.01	$37.49
Class 3:
Net assets (total: $573,987)	—	—	—	$201,366
Shares outstanding	—	—	—	5,326
Net asset value per share	—	—	—	$37.81
For footnotes, please see end of table.
See Notes to Financial Statements
American Funds Insurance Series

unaudited
(dollars and shares in thousands, except per-share amounts)

		Blue Chip			International
	New	Income and	Global Growth	Growth-	Growth	Asset		Global
International	World	Growth	and Income	Income	and Income	Allocation	Bond	Bond
Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

$7,842,637	$1,606,121	$2,959,180	$1,784,378	$20,188,531	$52,438	$8,173,324	$6,906,413	$986,399
—	—	—	9,898	—	—	—	—	—
1,856	642	—	614	594	22	—	30	10
129	71	126	109	178	56	215	127	132
—	—	—	—	—	—	—	648	247

20,767	—	13,741	45	— *	— *	11,986	26,731	2,112
2,439	675	1,025	233	11,993	907	10,319	68,518	4,465
—	—	—	—	—	—	—	236	685
24,692	8,168	4,955	6,025	23,591	168	33,718	69,550	14,127
—	—	—	65	—	—	375	—	—

7,892,520	1,615,677	2,979,027	1,801,367	20,224,887	53,591	8,229,937	7,072,253	1,008,177

—	—	—	—	—	—	—	2,416	853

164,462	10,388	4,962	10,073	39,649	240	74,200	83,147	22,116
60,607	3,537	1,423	5,546	11,109	—	1,626	87	445
—	—	—	—	—	—	—	675	149
3,212	1,015	1,060	896	4,633	28	2,092	2,112	450
1,128	255	553	347	2,845	7	1,010	803	174
215	9	22	5	553	— *	134	36	2
8,319	2,175	18	17	285	— *	87	166	10

237,943	17,379	8,038	16,884	59,074	275	79,149	89,442	24,199

$7,654,577	$1,598,298	$2,970,989	$1,784,483	$20,165,813	$53,316	$8,150,788	$6,982,811	$983,978

$8,096,758	$1,560,569	$3,379,116	$2,045,171	$23,166,246	$46,900	$8,678,695	$7,149,516	$978,905

—	—	—	$15,878	—	—	—	—	—

$1,856	$642	—	$616	$594	$22	—	$32	$10

$9,106,571	$1,732,514	$4,101,115	$2,660,119	$25,595,838	$46,650	$9,647,353	$7,588,471	$994,270
87,068	11,185	32,786	24,432	173,474	800	104,591	114,908	16,769
(1,279,847)	(189,022)	(742,976)	(633,375)	(2,625,877)	325	(1,095,727)	(476,044)	(34,306)
(259,215)	43,621	(419,936)	(266,693)	(2,977,622)	5,541	(505,429)	(244,524)	7,245

$7,654,577	$1,598,298	$2,970,989	$1,784,483	$20,165,813	$53,316	$8,150,788	$6,982,811	$983,978

$2,270,875	$368,050	$294,318	$122,076	$6,433,476	$16,489	$3,268,577	$2,996,460	$113,422
162,393	22,666	43,075	16,580	246,754	1,331	255,526	301,136	10,372
$13.98	$16.24	$6.83	$7.36	$26.07	$12.39	$12.79	$9.95	$10.94

$5,324,497	$1,230,248	$2,676,671	$1,662,407	$13,532,756	$36,827	$4,841,813	$3,986,351	$870,556
382,235	76,365	394,745	226,341	522,385	2,978	381,230	404,788	79,904
$13.93	$16.11	$6.78	$7.34	$25.91	$12.37	$12.70	$9.85	$10.90

$59,205	—	—	—	$199,581	—	$40,398	—	—
4,234	—	—	—	7,653	—	3,158	—	—
$13.98	—	—	—	$26.08	—	$12.79	—	—
American Funds Insurance Series

Statements of assets & liabilities at June 30, 2009	unaudited

(dollars and shares in thousands, except per-share amounts)

		U.S.
	High-	Government/
	Income	AAA-Rated	Cash
	Bond	Securities	Management
	Fund	Fund	Fund

Assets:
Investment securities, at value	$1,466,408	$2,093,134	$1,022,225
Cash	92	69	3,010
Receivables for:
Sales of investments	7,038	20,061	—
Sales of fund’s shares	2,330	5,793	18
Dividends and interest	24,494	14,189	—

	1,500,362	2,133,246	1,025,253

Liabilities:
Payables for:
Purchases of investments	29,161	71,944	2,899
Repurchases of fund’s shares	2,160	115	3,113
Investment advisory services	561	658	271
Distribution services	201	273	183
Trustees’ deferred compensation	52	43	22
Other	541	17	9

	32,676	73,050	6,497

Net assets at June 30, 2009 (total: $82,129,200)	$1,467,686	$2,060,196	$1,018,756

Investment securities, at cost	$1,650,397	$2,070,614	$1,022,229

Net assets consist of:
Capital paid in on shares of beneficial interest	$1,871,636	$2,002,092	$1,020,313
Undistributed (distributions in excess of) net investment income	48,294	30,154	(1,498)
(Accumulated) undistributed net realized (loss) gain	(268,262)	5,430	(55)
Net unrealized (depreciation) appreciation	(183,982)	22,520	(4)

Net assets at June 30, 2009	$1,467,686	$2,060,196	$1,018,756

Shares of beneficial interest issued and outstanding (no stated par value) — unlimited shares authorized:
Class 1:
Net assets (total: $23,669,148)	$477,884	$700,415	$132,750
Shares outstanding	50,822	57,392	11,631
Net asset value per share	$9.40	$12.20	$11.41
Class 2:
Net assets (total: $57,886,065)	$968,356	$1,330,340	$863,456
Shares outstanding	103,947	109,928	76,121
Net asset value per share	$9.32	$12.10	$11.34
Class 3:
Net assets (total: $573,987)	$21,446	$29,441	$22,550
Shares outstanding	2,279	2,413	1,978
Net asset value per share	$9.41	$12.20	$11.40

*	Amount less than one thousand.
See Notes to Financial Statements
American Funds Insurance Series

Statements of operations for the six months ended June 30, 2009	unaudited

(dollars in thousands)

			Global
	Global	Global	Small
	Discovery	Growth	Capitalization	Growth
	Fund	Fund	Fund	Fund

Investment income:
Income (net of non-U.S. taxes)[1,2]:
Dividends	$1,268	$56,110	$17,445	$109,906
Interest	24	1,931	886	4,439

	1,292	58,041	18,331	114,345

Fees and expenses[3]:
Investment advisory services	455	10,375	8,017	30,691
Distribution services — Class 2	172	3,880	2,293	16,729
Distribution services — Class 3	—	—	—	169
Transfer agent services	— [4]	— [4]	— [4]	1
Reports to shareholders	9	200	117	986
Registration statement and prospectus	2	81	43	389
Trustees’ compensation	1	31	17	189
Auditing and legal	3	13	14	34
Custodian	9	274	241	223
State and local taxes	2	48	27	231
Other	2	16	22	40

	655	14,918	10,791	49,682

Net investment income	637	43,123	7,540	64,663

Net realized loss and unrealized appreciation on investments and currency:
Net realized (loss) gain on:
Investments[2]	(24,916)	(606,201)	(296,730)	(2,490,051)
Currency transactions	45	521	(1,759)	910

	(24,871)	(605,680)	(298,489)	(2,489,141)

Net unrealized appreciation (depreciation) on:
Investments	58,044	1,087,325	853,718	4,761,940
Currency translations	— [4]	151	32	(356)

	58,044	1,087,476	853,750	4,761,584

Net realized loss and unrealized appreciation on investments and currency	33,173	481,796	555,261	2,272,443

Net increase in net assets resulting from operations	$33,810	$524,919	$562,801	$2,337,106

For footnotes, please see end of table.
See Notes to Financial Statements
American Funds Insurance Series

Statements of operations for the six months ended June 30, 2009

			Blue Chip
		New	Income and	Global Growth
	International	World	Growth	and Income
	Fund	Fund	Fund	Fund

Investment income:
Income (net of non-U.S. taxes)[1,2]:
Dividends	$110,132	$15,850	$42,071	$24,776
Interest	2,208	7,042	334	7,234

	112,340	22,892	42,405	32,010

Fees and expenses[3]:
Investment advisory services	16,976	5,259	5,843	4,885
Distribution services — Class 2	5,939	1,318	3,045	1,867
Distribution services — Class 3	48	—	—	—
Transfer agent services	— [4]	— [4]	— [4]	— [4]
Reports to shareholders	356	70	142	83
Registration statement and prospectus	144	27	44	45
Trustees’ compensation	73	10	22	12
Auditing and legal	27	10	5	5
Custodian	791	261	22	95
State and local taxes	83	17	33	21
Other	39	17	6	15

	24,476	6,989	9,162	7,028

Net investment income (loss)	87,864	15,903	33,243	24,982

Net realized (loss) gain and unrealized appreciation (depreciation) on investments, forward currency contracts and currency:
Net realized (loss) gain on:
Investments[2]	(926,293)	(92,398)	(355,647)	(305,296)
Forward currency contracts	—	(135)	—	—
Currency transactions	(373)	(180)	—	480

	(926,666)	(92,713)	(355,647)	(304,816)

Net unrealized appreciation (depreciation) on:
Investments	1,854,205	333,106	406,560	448,430
Forward currency contracts	—	(20)	—	—
Currency translations	325	414	—	180

	1,854,530	333,500	406,560	448,610

Net realized (loss) gain and unrealized appreciation (depreciation) on investments, forward currency contracts and currency	927,864	240,787	50,913	143,794

Net increase (decrease) in net assets resulting from operations	$1,015,728	$256,690	$84,156	$168,776

[1]	Additional information related to non-U.S. taxes is included in the Notes to Financial Statements.

[2]	Additional information related to affiliated transactions is included in the Notes to Financial Statements.

[3]	Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

[4]	Amount less than one thousand.
See Notes to Financial Statements
American Funds Insurance Series

unaudited
(dollars in thousands)

							U.S.
	International					High-	Government/
Growth-	Growth		Asset		Global	Income	AAA-Rated	Cash
Income	and Income		Allocation	Bond	Bond	Bond	Securities	Management
Fund	Fund		Fund	Fund	Fund	Fund	Fund	Fund

$210,879	$845		$57,837	$1,401	$— [4]	$329	$—	$—
7,493	117		65,562	159,947	22,429	53,310	35,877	1,788

218,372	962		123,399	161,348	22,429	53,639	35,877	1,788

25,505	102		11,467	11,560	2,586	2,992	3,779	1,835
15,647	21		5,731	4,495	990	1,054	1,594	1,232
170	—		35	—	—	17	28	22
1	—	[4]	— [4]	— [4]	— [4]	— [4]	— [4]	— [4]
955	2		378	315	46	65	99	61
285	1		129	117	35	23	53	37
196	—	[4]	66	44	6	15	18	11
32	—	[4]	13	11	2	2	4	2
198	3		36	74	44	4	3	1
226	—	[4]	93	82	13	17	26	18
40	5		17	15	5	5	4	3

43,255	134		17,965	16,713	3,727	4,194	5,608	3,222

175,117	828		105,434	144,635	18,702	49,445	30,269	(1,434)

(995,547)	321		(612,457)	(310,169)	(18,467)	(68,993)	6,015	2
—	—		(746)	(12,520)	(8,631)	(88)	—	—
725	4		267	(2,320)	(1,145)	(38)	—	—

(994,822)	325		(612,936)	(325,009)	(28,243)	(69,119)	6,015	2

2,270,602	4,457		934,094	556,902	35,967	238,143	(23,608)	(13)
—	—		1,120	6,730	(2,329)	84	—	—
195	3		(7)	554	637	13	—	—

2,270,797	4,460		935,207	564,186	34,275	238,240	(23,608)	(13)

1,275,975	4,785		322,271	239,177	6,032	169,121	(17,593)	(11)

$1,451,092	$5,613		$427,705	$383,812	$24,734	$218,566	$12,676	$(1,445)

American Funds Insurance Series

Statements of changes in net assets

	Global Discovery Fund		Global Growth Fund		Global Small Capitalization Fund
	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
	2009[1]	2008	2009[1]	2008	2009[1]	2008

Operations:
Net investment income	$637	$2,503	$43,123	$112,099	$7,540	$24,278
Net realized loss on investments, forward currency contracts and currency transactions	(24,871)	(9,849)	(605,680)	(393,456)	(298,489)	(219,494)
Net unrealized appreciation (depreciation) on investments, forward currency contracts and currency translations	58,044	(118,825)	1,087,476	(2,144,093)	853,750	(2,107,720)

Net increase (decrease) in net assets resulting from operations	33,810	(126,171)	524,919	(2,425,450)	562,801	(2,302,936)

Dividends and distributions paid to shareholders:
Dividends from net investment income:
Class 1	(73)	(277)	(3,052)	(18,705)	—	—
Class 2	(511)	(1,515)	(11,627)	(80,484)	—	—
Class 3	—	—	—	—	—	—

Total dividends from net investment income	(584)	(1,792)	(14,679)	(99,189)	—	—

Distributions from net realized gain on investments:
Short-term net realized gains:
Class 1	—	(365)	—	(8,688)	—	(7,339)
Class 2	—	(2,739)	—	(48,505)	—	(63,935)
Class 3	—	—	—	—	—	—
Long-term net realized gains:
Class 1	—	(358)	—	(58,847)	—	(40,224)
Class 2	—	(2,684)	—	(328,542)	—	(350,423)
Class 3	—	—	—	—	—	—

Total distributions from net realized gain on investments	—	(6,146)	—	(444,582)	—	(461,921)

Total dividends and distributions paid to shareholders	(584)	(7,938)	(14,679)	(543,771)	—	(461,921)

Capital share transactions:
Class 1:
Proceeds from shares sold	3,637	2,400	77,018	621,804	91,989	319,417
Proceeds from reinvestment of dividends and distributions	73	1,000	3,052	86,240	—	47,563
Cost of shares repurchased	(1,850)	(4,466)	(34,005)	(250,373)	(32,382)	(119,721)

Net increase (decrease) from Class 1 transactions	1,860	(1,066)	46,065	457,671	59,607	247,259

Class 2:
Proceeds from shares sold	15,275	34,335	89,351	461,271	111,374	305,775
Proceeds from reinvestment of dividends and distributions	511	6,938	11,627	457,531	—	414,358
Cost of shares repurchased	(11,287)	(31,698)	(256,524)	(397,952)	(169,031)	(492,404)

Net increase (decrease) from Class 2 transactions	4,499	9,575	(155,546)	520,850	(57,657)	227,729

Class 3:
Proceeds from shares sold	—	—	—	—	—	—
Proceeds from reinvestment of dividends and distributions	—	—	—	—	—	—
Cost of shares repurchased	—	—	—	—	—	—

Net decrease from Class 3 transactions	—	—	—	—	—	—

Net increase (decrease) in net assets resulting from capital share transactions	6,359	8,509	(109,481)	978,521	1,950	474,988

Total increase (decrease) in net assets	39,585	(125,600)	400,759	(1,990,700)	564,751	(2,289,869)
Net assets:
Beginning of period	149,204	274,804	3,873,397	5,864,097	2,053,819	4,343,688

End of period	$188,789	$149,204	$4,274,156	$3,873,397	$2,618,570	$2,053,819

Undistributed (distributions in excess of) net investment income	$605	$552	$42,208	$13,764	$(19,086)	$(21,213)

Shares of beneficial interest:
Class 1:
Shares sold	436	239	5,615	28,686	7,780	17,356
Shares issued on reinvestment of dividends and distributions	8	95	200	4,469	—	2,210
Shares repurchased	(245)	(400)	(2,510)	(11,957)	(2,644)	(5,755)

Net increase (decrease) in shares outstanding	199	(66)	3,305	21,198	5,136	13,811

Class 2:
Shares sold	1,862	2,929	6,463	22,272	9,339	16,749
Shares issued on reinvestment of dividends and distributions	59	643	765	23,454	—	19,490
Shares repurchased	(1,476)	(3,007)	(18,622)	(22,507)	(13,925)	(25,275)

Net increase (decrease) in shares outstanding	445	565	(11,394)	23,219	(4,586)	10,964

Class 3:
Shares sold	—	—	—	—	—	—
Shares issued on reinvestment of dividends and distributions	—	—	—	—	—	—
Shares repurchased	—	—	—	—	—	—

Net decrease in shares outstanding	—	—	—	—	—	—

For footnotes, please see end of table.
See Notes to Financial Statements
American Funds Insurance Series

(dollars and shares in thousands)

						Blue Chip Income		Global Growth
Growth Fund		International Fund		New World Fund		and Growth Fund		and Income Fund
Six months ended	Year ended	Six months ended	Year ended	Six months ended	Year ended	Six months ended	Year ended	Six months ended	Year ended
June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
2009[1]	2008	2009[1]	2008	2009[1]	2008	2009[1]	2008	2009[1]	2008

$64,663	$262,063	$87,864	$210,486	$15,903	$36,272	$33,243	$78,607	$24,982	$57,292

(2,489,141)	(1,805,002)	(926,666)	(325,182)	(92,713)	(100,565)	(355,647)	(385,264)	(304,816)	(329,696)

4,761,584	(12,402,377)	1,854,530	(4,851,926)	333,500	(897,077)	406,560	(1,311,260)	448,610	(807,607)

2,337,106	(13,945,316)	1,015,728	(4,966,622)	256,690	(961,370)	84,156	(1,617,917)	168,776	(1,080,011)

(13,247)	(74,161)	(5,879)	(57,453)	(1,176)	(6,036)	(1,575)	(6,456)	(591)	(2,936)
(32,677)	(161,761)	(11,864)	(135,888)	(3,609)	(23,170)	(13,373)	(71,777)	(7,491)	(43,953)
(458)	(2,621)	(135)	(1,652)	—	—	—	—	—	—

(46,382)	(238,543)	(17,878)	(194,993)	(4,785)	(29,206)	(14,948)	(78,233)	(8,082)	(46,889)

—	(78,011)	—	(35,879)	—	(3,297)	—	(2,408)	—	(394)
—	(249,962)	—	(106,959)	—	(19,413)	—	(32,987)	—	(9,569)
—	(4,124)	—	(1,383)	—	—	—	—	—	—

—	(618,631)	(12,249)	(290,130)	—	(18,570)	—	(14,843)	—	(236)
—	(1,982,221)	(28,704)	(864,914)	—	(109,350)	—	(203,359)	—	(5,742)
—	(32,706)	(316)	(11,178)	—	—	—	—	—	—

—	(2,965,655)	(41,269)	(1,310,443)	—	(150,630)	—	(253,597)	—	(15,941)

(46,382)	(3,204,198)	(59,147)	(1,505,436)	(4,785)	(179,836)	(14,948)	(331,830)	(8,082)	(62,830)

646,402	3,762,573	277,905	1,737,223	86,508	260,949	72,322	213,241	19,618	76,516
13,247	770,803	18,128	383,462	1,176	27,903	1,575	23,707	591	3,566
(875,879)	(744,896)	(174,882)	(378,505)	(30,564)	(116,713)	(10,766)	(31,478)	(4,984)	(11,387)

(216,230)	3,788,480	121,151	1,742,180	57,120	172,139	63,131	205,470	15,225	68,695

462,152	1,909,204	151,398	816,329	66,385	230,183	103,660	295,696	66,056	680,989
32,677	2,393,944	40,568	1,107,761	3,609	151,933	13,373	308,123	7,491	59,264
(744,131)	(3,409,648)	(432,649)	(1,916,909)	(77,815)	(251,926)	(100,610)	(454,222)	(88,920)	(118,283)

(249,302)	893,500	(240,683)	7,181	(7,821)	130,190	16,423	149,597	(15,373)	621,970

1,261	2,203	425	676	—	—	—	—	—	—
458	39,451	451	14,213	—	—	—	—	—	—
(19,948)	(60,450)	(5,381)	(20,357)	—	—	—	—	—	—

(18,229)	(18,796)	(4,505)	(5,468)	—	—	—	—	—	—

(483,761)	4,663,184	(124,037)	1,743,893	49,299	302,329	79,554	355,067	(148)	690,665

1,806,963	(12,486,330)	832,544	(4,728,165)	301,204	(838,877)	148,762	(1,594,680)	160,546	(452,176)

18,349,031	30,835,361	6,822,033	11,550,198	1,297,094	2,135,971	2,822,227	4,416,907	1,623,937	2,076,113

$20,155,994	$18,349,031	$7,654,577	$6,822,033	$1,598,298	$1,297,094	$2,970,989	$2,822,227	$1,784,483	$1,623,937

$62,992	$44,711	$87,068	$17,082	$11,185	$67	$32,786	$14,491	$24,432	$7,532

19,211	67,645	23,013	83,834	6,118	12,875	11,594	21,505	3,011	8,370
363	14,290	1,350	21,402	75	1,403	237	2,745	83	495
(25,149)	(14,771)	(14,487)	(21,555)	(2,208)	(5,684)	(1,777)	(3,582)	(792)	(1,337)

(5,575)	67,164	9,876	83,681	3,985	8,594	10,054	20,668	2,302	7,528

13,745	38,460	12,593	41,995	4,538	10,350	16,696	32,066	10,064	65,607
903	44,065	3,032	61,328	232	7,444	2,026	35,486	1,053	7,976
(22,499)	(60,320)	(35,464)	(94,449)	(5,880)	(13,292)	(16,898)	(47,846)	(13,961)	(14,272)

(7,851)	22,205	(19,839)	8,874	(1,110)	4,502	1,824	19,706	(2,844)	59,311

36	43	31	31	—	—	—	—	—	—
12	719	34	781	—	—	—	—	—	—
(616)	(1,199)	(467)	(1,155)	—	—	—	—	—	—

(568)	(437)	(402)	(343)	—	—	—	—	—	—

American Funds Insurance Series

Statements of changes in net assets

			International Growth
	Growth-Income Fund		and Income Fund			Asset Allocation Fund
	Six months		Six months			Six months
	ended	Year ended	ended	Period ended		ended	Year ended
	June 30,	December 31,	June 30,	December 31,		June 30,	December 31,
	2009[1]	2008	2009[1]	2008[2]		2009[1]	2008

Operations:
Net investment income (loss)	$175,117	$447,478	$828	$15		$105,434	$237,190
Net realized (loss) gain on investments, forward currency contracts and currency transactions	(994,822)	(1,610,536)	325	48		(612,936)	(479,424)
Net unrealized appreciation (depreciation) on investments, forward currency contracts and currency translations	2,270,797	(9,906,142)	4,460	1,081		935,207	(2,650,307)

Net increase (decrease) in net assets resulting from operations	1,451,092	(11,069,200)	5,613	1,144		427,705	(2,892,541)

Dividends and distributions paid to shareholders:
Dividends from net investment income:
Class 1	(26,705)	(132,802)	(26)	(8)		(17,133)	(75,328)
Class 2	(51,545)	(313,153)	(56)	(1)		(23,930)	(159,530)
Class 3	(772)	(5,210)	—	—		(202)	(1,396)

Total dividends from net investment income	(79,022)	(451,165)	(82)	(9)		(41,265)	(236,254)

Distributions from net realized gain on investments:
Short-term net realized gains:
Class 1	—	(42,380)	—	—		—	(2,375)
Class 2	—	(130,677)	—	—		—	(7,163)
Class 3	—	(2,231)	—	—		—	(65)
Long-term net realized gains:
Class 1	—	(351,389)	—	—		—	(85,489)
Class 2	—	(1,083,493)	—	—		—	(257,869)
Class 3	—	(18,492)	—	—		—	(2,333)

Total distributions from net realized gain on investments	—	(1,628,662)	—	—		—	(355,294)

Total dividends and distributions paid to shareholders	(79,022)	(2,079,827)	(82)	(9)		(41,265)	(591,548)

Capital share transactions:
Class 1:
Proceeds from initial capitalization	—	—	—	10,000		—	—
Proceeds from shares sold	1,149,862	3,161,911	3,227	853		904,969	1,212,808
Proceeds from reinvestment of dividends and distributions	26,705	526,571	26	8		17,133	163,192
Cost of shares repurchased	(228,261)	(1,017,390)	(492)	—	[3]	(61,752)	(140,613)

Net increase (decrease) from Class 1 transactions	948,306	2,671,092	2,761	10,861		860,350	1,235,387

Class 2:
Proceeds from shares sold	247,888	1,083,314	29,418	3,832		72,891	330,159
Proceeds from reinvestment of dividends and distributions	51,545	1,527,323	56	1		23,930	424,562
Cost of shares repurchased	(720,754)	(3,077,453)	(279)	—	[3]	(296,588)	(698,531)

Net (decrease) increase from Class 2 transactions	(421,321)	(466,816)	29,195	3,833		(199,767)	56,190

Class 3:
Proceeds from shares sold	676	328	—	—		581	1,176
Proceeds from reinvestment of dividends and distributions	772	25,933	—	—		202	3,794
Cost of shares repurchased	(19,628)	(62,387)	—	—		(3,282)	(12,304)

Net (decrease) increase from Class 3 transactions	(18,180)	(36,126)	—	—		(2,499)	(7,334)

Net increase (decrease) in net assets resulting from capital share transactions	508,805	2,168,150	31,956	14,694		658,084	1,284,243

Total increase (decrease) in net assets	1,880,875	(10,980,877)	37,487	15,829		1,044,524	(2,199,846)
Net assets:
Beginning of period	18,284,938	29,265,815	15,829	—		7,106,264	9,306,110

End of period	$20,165,813	$18,284,938	$53,316	$15,829		$8,150,788	$7,106,264

Undistributed (distributions in excess of) net investment income	$173,474	$77,379	$800	$54		$104,591	$40,422

Shares of beneficial interest:
Class 1:
Shares issued from initial capitalization	—	—	—	1,000		—	—
Shares sold	48,045	88,411	292	82		75,035	78,479
Shares issued on reinvestment of dividends and distributions	1,052	15,930	2	1		1,370	11,171
Shares repurchased	(9,941)	(28,874)	(46)	—	[3]	(5,342)	(9,302)

Net increase (decrease) in shares outstanding	39,156	75,467	248	1,083		71,063	80,348

Class 2:
Shares sold	10,481	31,219	2,633	367		6,073	20,423
Shares issued on reinvestment of dividends and distributions	2,043	45,619	5	—	[3]	1,927	28,402
Shares repurchased	(31,208)	(85,751)	(27)	—	[3]	(25,869)	(47,156)

Net (decrease) increase in shares outstanding	(18,684)	(8,913)	2,611	367		(17,869)	1,669

Class 3:
Shares sold	27	9	—	—		49	72
Shares issued on reinvestment of dividends and distributions	30	767	—	—		16	251
Shares repurchased	(853)	(1,855)	—	—		(279)	(806)

Net (decrease) increase in shares outstanding	(796)	(1,079)	—	—		(214)	(483)

See Notes to Financial Statements
American Funds Insurance Series

(dollars and shares in thousands)

						U.S. Government/
Bond Fund		Global Bond Fund		High-Income Bond Fund		AAA-Rated Securities Fund		Cash Management Fund
Six months ended	Year ended	Six months ended	Year ended	Six months ended	Year ended	Six months ended	Year ended	Six months ended	Year ended
June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,	June 30,	December 31,
2009[1]	2008	2009[1]	2008	2009[1]	2008	2009[1]	2008	2009[1]	2008

$144,635	$312,834	$18,702	$31,394	$49,445	$102,697	$30,269	$48,064	$(1,434)	$15,421
(325,009)	(146,198)	(28,243)	5,002	(69,119)	(69,935)	6,015	24,592	2	52
564,186	(735,203)	34,275	(31,288)	238,240	(374,921)	(23,608)	33,068	(13)	30

383,812	(568,567)	24,734	5,108	218,566	(342,159)	12,676	105,724	(1,445)	15,503

(23,877)	(130,394)	(368)	(5,117)	(5,781)	(29,619)	(3,789)	(12,502)	(316)	(2,670)
(31,147)	(210,186)	(2,841)	(37,266)	(11,605)	(70,268)	(6,784)	(30,378)	(1,604)	(14,466)
—	—	—	—	(258)	(1,668)	(154)	(870)	(46)	(396)

(55,024)	(340,580)	(3,209)	(42,383)	(17,644)	(101,555)	(10,727)	(43,750)	(1,966)	(17,532)

—	(3,045)	—	(23)	—	—	(4,791)	—	(12)	—
—	(6,365)	—	(262)	—	—	(9,261)	—	(76)	—
—	—	—	—	—	—	(207)	—	(2)	—

—	(1,523)	—	—	—	—	(1,226)	—	—	—
—	(3,182)	—	—	—	—	(2,369)	—	—	—
—	—	—	—	—	—	(53)	—	—	—

—	(14,115)	—	(285)	—	—	(17,907)	—	(90)	—

(55,024)	(354,695)	(3,209)	(42,668)	(17,644)	(101,555)	(28,634)	(43,750)	(2,056)	(17,532)

—	—	—	—	—	—	—	—	—	—
831,191	2,343,349	50,160	122,622	121,395	219,626	249,146	346,530	30,767	108,538
23,877	134,962	368	5,140	5,781	29,619	9,806	12,502	328	2,670
(86,858)	(496,411)	(51,257)	(40,178)	(53,989)	(94,708)	(49,556)	(90,947)	(56,295)	(65,037)

768,210	1,981,900	(729)	87,584	73,187	154,537	209,396	268,085	(25,200)	46,171

423,211	557,306	105,166	696,760	115,268	166,838	207,871	585,103	161,923	801,545
31,147	219,733	2,841	37,528	11,605	70,268	18,414	30,378	1,680	14,466
(90,826)	(1,427,995)	(58,143)	(178,394)	(71,125)	(140,321)	(104,676)	(37,148)	(319,396)	(243,682)

363,532	(650,956)	49,864	555,894	55,748	96,785	121,609	578,333	(155,793)	572,329

—	—	—	—	3,092	3,359	2,074	9,104	7,708	22,468
—	—	—	—	258	1,668	414	870	48	396
—	—	—	—	(3,123)	(7,012)	(5,823)	(7,273)	(10,356)	(17,849)

—	—	—	—	227	(1,985)	(3,335)	2,701	(2,600)	5,015

1,131,742	1,330,944	49,135	643,478	129,162	249,337	327,670	849,119	(183,593)	623,515

1,460,530	407,682	70,660	605,918	330,084	(194,377)	311,712	911,093	(187,094)	621,486

5,522,281	5,114,599	913,318	307,400	1,137,602	1,331,979	1,748,484	837,391	1,205,850	584,364

$6,982,811	$5,522,281	$983,978	$913,318	$1,467,686	$1,137,602	$2,060,196	$1,748,484	$1,018,756	$1,205,850

$114,908	$25,297	$16,769	$1,276	$48,294	$16,493	$30,154	$10,612	$(1,498)	$1,902

—	—	—	—	—	—	—	—	—	—
86,490	215,356	4,808	11,157	14,249	20,911	20,211	29,015	2,689	9,431
2,416	14,256	34	485	620	3,668	809	1,030	29	233
(9,107)	(47,442)	(4,904)	(3,772)	(6,246)	(8,842)	(4,027)	(7,661)	(4,921)	(5,654)

79,799	182,170	(62)	7,870	8,623	15,737	16,993	22,384	(2,203)	4,010

44,468	51,745	9,984	62,564	13,437	16,293	17,037	49,249	14,232	70,023
3,185	23,300	263	3,545	1,257	8,688	1,532	2,522	148	1,270
(9,634)	(132,359)	(5,593)	(16,718)	(8,348)	(13,609)	(8,558)	(3,099)	(28,086)	(21,302)

38,019	(57,314)	4,654	49,391	6,346	11,372	10,011	48,672	(13,706)	49,991

—	—	—	—	372	324	169	760	674	1,956
—	—	—	—	28	203	34	72	4	35
—	—	—	—	(367)	(657)	(473)	(608)	(906)	(1,553)

—	—	—	—	33	(130)	(270)	224	(228)	438

[1]	Unaudited.

[2]	For the period November 18, 2008, commencement of operations, through December 31, 2008.

[3]	Amount less than one thousand.
American Funds Insurance Series

Notes to financial statements
unaudited
1. Organization and significant accounting policies
Organization — American Funds Insurance Series (the “series”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company with 16 different funds (the “funds”). The assets of each fund are segregated, with each fund accounted for separately. The funds’ investment objectives and the principle strategies the funds use to achieve these objectives are as follows:
Global Discovery Fund — Seeks long-term growth of capital by investing primarily in stocks of companies in the services and information area of the global economy.
Global Growth Fund — Seeks long-term growth of capital by investing primarily in common stocks of companies located around the world.
Global Small Capitalization Fund — Seeks long-term growth of capital by investing primarily in stocks of smaller companies located around the world.
Growth Fund — Seeks long-term growth of capital by investing primarily in common stocks of companies that appear to offer superior opportunities for growth of capital.
International Fund — Seeks long-term growth of capital by investing primarily in common stocks of companies based outside the United States.
New World Fund — Seeks long-term growth of capital by investing primarily in stocks of companies with significant exposure to countries with developing economies and/or markets.
Blue Chip Income and Growth Fund — Seeks growth of capital and income over time by investing primarily in common stocks of larger, more established companies based in the United States.
Global Growth and Income Fund — Seeks long-term growth of capital and to provide current income by investing primarily in stocks of well-established companies located around the world.
Growth-Income Fund — Seeks growth of capital and income over time by investing primarily in U.S. common stocks and other securities that appear to offer potential for capital appreciation and/or dividends.
International Growth and Income Fund — Seeks long-term growth of capital and to provide current income by investing primarily in stocks of larger, well-established companies domiciled outside of the U.S., including developing countries.
Asset Allocation Fund — Seeks high total return (including income and capital gains) consistent with the preservation of capital over the long term.
Bond Fund — Seeks to maximize current income and preserve capital by investing primarily in fixed-income securities.
Global Bond Fund — Seeks a high level of total return over the long term by investing primarily in investment-grade bonds issued by entities based around the world and denominated in various currencies, including U.S. dollars.
High-Income Bond Fund — Seeks to provide a high level of current income with capital appreciation as a secondary goal by investing primarily in higher yielding and generally lower quality debt securities.
U.S. Government/AAA-Rated Securities Fund — Seeks to provide a high level of current income and preservation of capital by investing primarily in securities guaranteed by the U.S. government and in other debt securities rated AAA or Aaa.
Cash Management Fund — Seeks to provide income on cash reserves while preserving capital and maintaining liquidity.
American Funds Insurance Series

Each fund in the series offers two or three share classes (1, 2 and 3). Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for certain distribution expenses. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.
Significant accounting policies — The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the funds:
Net asset values — The funds generally determine their net asset values as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.
Security valuation — Equity securities are valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades. Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are valued at prices obtained from one or more independent pricing vendors when such prices are available. However, where the investment adviser deems it appropriate to do so, such securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Vendors base bond prices on, among other things, valuation matrices that incorporate dealer-supplied valuations, proprietary pricing models and evaluations of the yield curve as of approximately 3:00 p.m. New York time. Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. Forward currency contracts are valued at the mean of representative quoted bid and asked prices.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the series’ board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly securities outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various factors may be reviewed in order to make a good faith determination of a security’s fair value. These factors include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.
Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution expenses, are accrued daily and charged directly to the respective share class.
Dividends and distributions to shareholders — Dividends and distributions paid to shareholders are recorded on the ex-dividend date.
American Funds Insurance Series

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.
Mortgage dollar rolls — The funds may enter into mortgage dollar roll transactions in which a fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Risks may arise due to the delayed payment date and the potential inability of counterparties to complete the transaction.
Loan transactions — The funds may enter into loan transactions in which a fund acquires a loan either through an agent, by assignment from another holder, or as a participation interest in another holder’s portion of a loan. The loan is often administered by a financial institution that acts as agent for the holders of the loan, and the fund may be required to receive approval from the agent and/or borrower prior to the sale of the investment. The loan’s interest rate and maturity date may change based on the terms of the loan, including potential early payments of principal. Risks may arise due to the delayed settlement date of the loan transaction and the ability of the agent and/or borrower to meet the obligations of the loan.
2. Risk factors
Investing in the funds may involve certain risks including, but not limited to, those described below.
The values of and the income generated by securities held by the funds may fluctuate or experience sharp, short-term declines in value in response to certain events, including, for example, those directly involving the companies whose securities are owned by the funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency and interest rate fluctuations. In particular, growth-oriented, equity securities may involve large price swings and potential for loss. In addition, the stock prices of smaller companies may be more volatile than the prices of larger, more established companies.
The values of and the income generated by most debt securities held by the funds may be affected by changing market interest rates and by changes in effective maturities and credit ratings of these securities. For example, the values of debt securities in the funds’ portfolios generally will decline when interest rates rise and increase when interest rates fall. In addition, falling interest rates may cause an issuer to redeem or “call” a security before its stated maturity, which may result in the fund having to reinvest the proceeds in lower yielding securities. Debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Lower quality or longer maturity debt securities generally have higher rates of interest and may be subject to greater price fluctuations than higher quality or shorter maturity debt securities. In addition, there may be little trading in the secondary market for certain lower quality debt securities, which may adversely affect the fund’s ability to dispose of such securities.
Investments in securities issued by entities based outside the U.S. may be affected to a greater extent than investments in the U.S. by certain issues and events including, but not limited to, currency controls; different accounting, auditing, financial reporting and legal standards and practices in some countries; expropriation; changes in tax policy; greater market volatility; differing securities market structures; higher transaction costs; and various administrative difficulties, such as delays in clearing and settling portfolio transactions or in receiving payment of dividends. These risks may be heightened in connection with investments in developing countries. Investing in countries with developing economies and/or markets may involve risks in addition to and greater than those generally associated with developed countries such as less developed legal and accounting systems, government instability and smaller securities markets and trading volumes. The economies of these countries may be dependent on relatively few industries that are more susceptible to local and global changes.
American Funds Insurance Series

Certain funds may invest in high-quality money market instruments such as commercial paper, commercial bank obligations, savings association obligations, U.S. or Canadian government securities, and short-term corporate bonds and notes with credit and liquidity enhancements. Changes in the credit quality of banks and financial institutions providing these enhancements could cause the funds to experience a loss and may affect their share price.
3. Taxation and distributions
Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and each intends to distribute substantially all of its net taxable income and net capital gains each year. The funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.
As of and during the period ended June 30, 2009, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statements of operations. During the period, none of the funds incurred any interest or penalties.
All of the funds, with the exception of Global Growth and Income Fund, International Growth and Income Fund and Global Bond Fund, are not subject to examination by U.S. federal tax authorities for years before 2005, nor by state tax authorities for years before 2004. Global Growth and Income Fund and Global Bond Fund were each launched in 2006; therefore, their only tax years, 2006 to 2008, remain open for examination by U.S. federal and state tax authorities. International Growth and Income Fund was launched in 2008; therefore, its only tax year, 2008, remains open for examination by U.S. federal and state tax authorities. The following funds are not subject to examination by tax authorities outside the U.S. for the years indicated: Global Small Capitalization Fund, International Fund, New World Fund and Global Growth Fund for tax years before 2002; Global Discovery Fund for tax years before 2004; Growth Fund for tax years before 2005; and Global Growth and Income Fund for tax years before 2007. All other funds are not subject to examination by tax authorities outside the U.S.
Non-U.S. taxation — Dividend and interest income is recorded net of non-U.S. taxes paid. Gains realized by the funds on the sale of securities in certain countries are subject to taxes in those countries. The funds record a liability based on unrealized gains to provide for potential taxes payable upon the sale of these securities.
Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold; paydowns on fixed-income securities; net capital losses; non-U.S. taxes on capital gains; amortization of premiums; and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.
Dividends from net investment income and currency gains and distributions from short-term net realized gains shown on the accompanying financial statements are considered ordinary income distributions for tax purposes. Distributions from long-term net realized gains on the accompanying financial statements are considered long-term capital gain distributions for tax purposes.
As indicated in the table on the following pages, 12 funds had capital loss carryforwards available at December 31, 2008. These will be used to offset any capital gains realized by the funds in the current and future years through the expiration dates. Those funds will not make distributions from capital gains while capital loss carryforwards remain.
The components of distributable earnings on a tax basis are reported as of December 31, 2008, the funds’ most recent year-end. Tax basis unrealized appreciation (depreciation) and cost of investment securities are reported as of June 30, 2009.
American Funds Insurance Series

Additional tax basis disclosures are as follows:

								(dollars in thousands)
							Blue Chip	Global
	Global	Global	Global Small			New	Income	Growth
	Discovery	Growth	Capitalization	Growth	International	World	and Growth	and Income
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

As of December 31, 2008:
Undistributed ordinary income	$568	$14,442	$—	$45,923	$17,347	$4,689	$14,522	$7,839
Post-October currency loss deferrals (realized during the period November 1, 2008, through December 31, 2008)*	(14)	(628)	—	(596)	—	(500)	—	(83)
Undistributed long-term capital gain	—	—	—	—	40,962	—	—	—
Post-October capital loss deferrals (realized during the period November 1, 2008, through December 31, 2008)*	(8,441)	(174,829)	(161,366)	(503,551)	(343,685)	(72,358)	(61,877)	(212,008)
Capital loss carryforwards expiring in 2016	(1,077)	(215,002)	(57,654)	(1,280,904)	—	(23,949)	(304,021)	(116,550)

Reclassification from distributions in excess of net investment income to capital paid in on shares of beneficial interest	—	—	$5,413	—	—	—	—	—

As of June 30, 2009:
Gross unrealized appreciation on investment securities	$17,200	$492,183	$346,692	$2,225,445	$816,433	$221,597	$211,781	$97,733
Gross unrealized depreciation on investment securities	(38,814)	(505,257)	(712,218)	(4,223,983)	(1,083,883)	(180,304)	(647,008)	(364,890)

Net unrealized (depreciation) appreciation on investment securities	$(21,614)	$(13,074)	$(365,526)	$(1,998,538)	$(267,450)	41,293	$(435,227)	$(267,157)

Cost of investment securities	$211,830	$4,343,549	$2,974,019	$22,143,411	$8,110,087	$1,564,828	$3,394,407	$2,061,433

For footnote, please see end of table.
American Funds Insurance Series

							(dollars in thousands)
		International					U.S. Government/
	Growth-	Growth	Asset			High-	AAA-Rated	Cash
	Income	and Income	Allocation	Bond	Global Bond	Income Bond	Securities	Management
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

As of December 31, 2008:
Undistributed ordinary income	$78,073	$77	$40,825	$54,562	$3,105	$17,500	$24,815	$1,961
Post-October currency loss deferrals (realized during the period November 1, 2008, through December 31, 2008)*	—	—	(1,417)	(37,270)	—	(345)	—	—
Undistributed long-term capital gain	—	—	—	—	—	—	3,455	—
Post-October capital loss deferrals (realized during the period November 1, 2008, through December 31, 2008)*	(554,442)	—	(79,461)	(50,772)	—	(23,501)	—	—

Capital loss carryforwards:
Expiring 2009	$—	—	$—	$—	$—	$(41,518)	—	—
Expiring 2010	—	—	—	—	—	(50,900)	—	—
Expiring 2011	—	—	—	—	—	(35,517)	—	—
Expiring 2016	(691,368)	—	(400,076)	(98,035)	(5,498)	(47,291)	—	—

	$(691,368)	—	$(400,076)	$(98,035)	$(5,498)	$(175,226)	—	—

As of June 30, 2009:
Gross unrealized appreciation on investment securities	$1,700,201	$5,961	$516,058	$132,790	$32,982	$31,899	$39,791	$14
Gross unrealized depreciation on investment securities	(4,898,544)	(446)	(1,045,268)	(388,590)	(26,503)	(217,918)	(18,196)	(18)

Net unrealized (depreciation) appreciation on investment securities	$(3,198,343)	$5,515	$(529,210)	$(255,800)	$6,479	$(186,019)	$21,595	$(4)

Cost of investment securities	$23,386,874	$46,923	$8,702,534	$7,162,213	$979,920	$1,652,427	$2,071,539	$1,022,229

*	These deferrals are considered incurred in the subsequent year.
American Funds Insurance Series

4. Fees and transactions with related parties
Capital Research and Management Company (“CRMC”), the series’ investment adviser, is the parent company of American Funds Service Company® (“AFS”), the series’ transfer agent, and American Funds Distributors,® Inc. (“AFD”), the distributor of the series’ shares.
Investment advisory services — The aggregate fee of $142,327,000 for management services was incurred by the series pursuant to an agreement with CRMC. The Investment Advisory and Service Agreement provides for monthly fees accrued daily. These fees are based on annual rates that generally decrease as average net asset levels increase.
The range of rates and asset levels and the current annualized rates of average net assets for each fund are as follows:

					Annualized rates for
	Rates		Net asset level (in billions)		the six months ended
Fund	Beginning with	Ending with	Up to	In excess of	June 30, 2009
Global Discovery	.580%	.440%	$.5	$1.0	.58%
Global Growth	.690	.460	.6	5.0	.55
Global Small Capitalization	.800	.635	.6	5.0	.73
Growth	.500	.280	.6	34.0	.33
International	.690	.430	.5	21.0	.51
New World	.850	.620	.5	2.5	.78
Blue Chip Income and Growth	.500	.370	.6	4.0	.44
Global Growth and Income	.690	.480	.6	3.0	.61
Growth-Income	.500	.219	.6	34.0	.28
International Growth and Income	.690	.530	.5	1.0	.69
Asset Allocation	.500	.250	.6	8.0	.32
Bond	.480	.340	.6	5.0	.38
Global Bond	.570	.500	1.0	1.0	.57
High-Income Bond	.500	.420	.6	2.0	.47
U.S. Government/AAA-Rated Securities	.460	.340	.6	2.0	.40
Cash Management	.320	.290	1.0	1.0	.32
Transfer agent services — The aggregate fee of $2,000 was incurred during the six months ended June 30, 2009, pursuant to an agreement with AFS. Under this agreement, the series compensates AFS for transfer agent services, including shareholder recordkeeping, communications and transaction processing.
Trustees’ deferred compensation — Since the adoption of the deferred compensation plan in 1993, trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the funds, are treated as if invested in one or more of the American Funds. These amounts represent general, unsecured liabilities of the funds and vary according to the total returns of the selected funds. Trustees’ compensation on the accompanying financial statements includes current fees (either paid in cash or deferred) and a net increase in the value of the deferred amounts as follows:
American Funds Insurance Series

	(dollars in thousands)
			Increase in value
Fund	Current fees		of deferred amounts

Global Discovery	$1		$—	*
Global Growth	28		3
Global Small Capitalization	15		2
Growth	123		66
International	44		29
New World	9		1
Blue Chip Income and Growth	20		2
Global Growth and Income	11		1
Growth-Income	122		74
International Growth and Income	—	*	—	*
Asset Allocation	48		18
Bond	41		3
Global Bond	6		—	*
High-Income Bond	8		7
U.S. Government/AAA-Rated Securities	12		6
Cash Management	8		3

*	Amount less than one thousand.
Affiliated officers and trustees — Officers and certain trustees of the series are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or trustees received any compensation directly from the series.
5. Distribution services
The series has adopted plans of distribution for Class 2 and 3 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on average daily net assets, of 0.25% for Class 2 and 0.18% for Class 3 to pay service fees to firms that have entered into agreements with the series. During the six months ended June 30, 2009, distribution expenses under the plans for the series aggregated $66,007,000 for Class 2 and $489,000 for Class 3. Class 1 shares have not adopted a plan of distribution.
6. Investment transactions and other disclosures
The following table presents additional information for the six months ended June 30, 2009:

							(dollars in thousands)
							Blue Chip	Global
	Global	Global	Global Small			New	Income	Growth
	Discovery	Growth	Capitalization	Growth	International	World	and Growth	and Income
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Purchases of investment securities*	$41,557	$854,071	$654,959	$3,909,177	$2,074,532	$322,905	$459,555	$541,459
Sales of investment securities*	39,538	642,977	504,929	3,464,028	2,071,831	174,785	317,276	385,026
Non-U.S. taxes paid on dividend income	98	6,229	1,283	4,012	15,065	1,607	707	1,963
Non-U.S. taxes paid on interest income	—	—	—	—	—	9	—	—
Non-U.S. taxes (refunded) paid on realized gains	—	—	(44)	—	1,413	570	—	—
Non-U.S. taxes provided on unrealized gains as of June 30, 2009	—	3,545	190	—	5,558	2,127	—	—
Dividends from affiliated issuers	—	—	1,270	4,932	—	—	—	1,136
Net realized loss from affiliated issuers	—	(93,088)	(4,779)	(63,483)	—	—	—	—
For footnote, please see end of table.
American Funds Insurance Series

							(dollars in thousands)
		International					U.S. Government/
	Growth-	Growth	Asset			High-	AAA-Rated	Cash
	Income	and Income	Allocation	Bond	Global Bond	Income Bond	Securities	Management
	Fund	Fund	Fund	Fund	Fund	Fund	Fund	Fund

Purchases of investment securities*	$2,388,540	$36,409	$1,758,397	$2,350,199	$412,354	$420,504	$587,530	$3,822,759
Sales of investment securities*	1,934,609	4,379	1,066,910	2,629,795	368,553	187,017	565,046	4,017,528
Non-U.S. taxes paid on dividend income	4,603	118	785	—	—	—	—	—
Non-U.S. taxes (refunded) paid on interest income	—	—	—	(19)	61	—	—	—

*	Excludes short-term securities, except for Cash Management Fund, and U.S. government obligations, if any.
7. Disclosure of fair value measurements
The funds classify their assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the funds’ determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are generally high-quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
The following tables present the funds’ valuation levels as of June 30, 2009, and reconcile the valuation of the funds’ Level 3 investment securities and related transactions, if any, during the six months ended June 30, 2009 (dollars in thousands):
Global Discovery Fund

Level classification	Level 1	Level 2		Level 3	Total

Investment securities:
Common stocks:
Software & services	$30,074	$9,114	*	—	$39,188
Technology hardware & equipment	13,478	2,986	*	—	16,464
Diversified financials	6,317	9,773	*	—	16,090
Banks	6,930	6,142	*	—	13,072
Media	7,423	3,755	*	—	11,178
Pharmaceuticals, biotechnology & life sciences	9,071	1,616	*	—	10,687
Retailing	9,232	—		—	9,232
Commercial & professional services	4,604	3,688	*	—	8,292
Health care equipment & services	7,951	—		—	7,951
Transportation	6,395	—		—	6,395
Telecommunication services	1,127	3,403	*	—	4,530
Utilities	—	4,476	*	—	4,476
Insurance	174	3,828	*	—	4,002
Energy	2,813	—		—	2,813
Semiconductors & semiconductor equipment	1,637	—		—	1,637
Other	350	1,829	*	—	2,179
Miscellaneous	5,849	2,910	*	—	8,759
Convertible securities	28	1,563		—	1,591
Short-term securities	—	21,680		—	21,680

Total	$113,453	$76,763		—	$190,216

	Beginning			Net transfers	Ending
	value	Net	Net unrealized	out of	value
Level 3 reconciliation	at 1/1/2009	purchases	depreciation†	Level 3	at 6/30/2009

Investment securities	$—	$1,900	$(643)	$(1,257)	$—

*	Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $52,257,000 of investment securities were classified as Level 2 instead of Level 1.

†	Unrealized depreciation is included in the related amounts on investments in the statement of operations.
American Funds Insurance Series

Global Growth Fund

Level classification	Level 1	Level 2		Level 3	Total

Investment securities:
Common stocks:
Information technology	$461,398	$229,569	*	$—	$690,967
Consumer staples	149,167	331,087	*	—	480,254
Health care	157,155	272,061	*	—	429,216
Financials	65,325	351,628	*	—	416,953
Consumer discretionary	161,433	240,606	*	1,384	403,423
Telecommunication services	129,851	252,946	*	—	382,797
Materials	153,187	117,064	*	—	270,251
Energy	139,043	128,256	*	—	267,299
Industrials	106,320	123,972	*	—	230,292
Utilities	—	150,323	*	—	150,323
Miscellaneous	17,318	102,702	*	—	120,020
Preferred stocks	—	7,215		—	7,215
Rights & warrants	—	2,712	*	—	2,712
Short-term securities	—	478,753		—	478,753

Total	$1,540,197	$2,788,894		$1,384	$4,330,475

	Beginning		Net		Net transfers	Ending
	value	Net	realized	Net unrealized	out of	value
Level 3 reconciliation	at 1/1/2009	sales	loss†	appreciation†	Level 3	at 6/30/2009

Investment securities	$23,544	$(3,355)	$(3,648)	$388	$(15,545)	$1,384

Net unrealized appreciation during the period on Level 3 investment securities held at June 30, 2009 (dollars in thousands)†:						$24

*	Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $2,291,119,000 of investment securities were classified as Level 2 instead of Level 1.

†	Net realized loss and unrealized appreciation are included in the related amounts on investments in the statement of operations.
Global Small Capitalization Fund

Level classification	Level 1	Level 2		Level 3	Total

Investment securities:
Common stocks:
Consumer discretionary	$159,705	$251,832	*	$36	$411,573
Information technology	188,343	190,995	*	114	379,452
Industrials	124,046	228,416	*	—	352,462
Health care	266,646	81,406	*	—	348,052
Financials	153,181	76,307	*	—	229,488
Materials	36,315	151,292	*	49	187,656
Energy	25,417	93,444	*	—	118,861
Consumer staples	41,633	59,321	*	—	100,954
Utilities	—	63,042	*	—	63,042
Telecommunication services	9,898	31,925	*	—	41,823
Miscellaneous	47,076	81,787	*	—	128,863
Rights & warrants	310	1,057	*	2	1,369
Convertible securities	—	2,776		20	2,796
Bonds, notes & other debt instruments	—	7,478		—	7,478
Short-term securities	—	234,624		—	234,624

Total	$1,052,570	$1,555,702		$221	$2,608,493

	Beginning		Net		Net transfers	Ending
	value	Net	realized	Net unrealized	out of	value
Level 3 reconciliation	at 1/1/2009	sales	gain†	depreciation†	Level 3	at 6/30/2009

Investment securities	$13,661	$(20,054)	$16,099	$(9,388)	$(97)	$221

Net unrealized depreciation during the period on Level 3 investment securities held at June 30, 2009 (dollars in thousands)†:						$(69)

*	Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $1,307,568,000 of investment securities were classified as Level 2 instead of Level 1.

†	Net realized gain and unrealized depreciation are included in the related amounts on investments in the statement of operations.
American Funds Insurance Series

Growth Fund

Level classification	Level 1	Level 2		Level 3	Total

Investment securities:
Common stocks:
Information technology	$3,820,356	$240,475	*	$—	$4,060,831
Energy	2,497,698	92,199	*	—	2,589,897
Consumer discretionary	2,186,354	70,894	*	—	2,257,248
Financials	2,082,739	52,328	*	—	2,135,067
Materials	1,564,379	517,641	*	—	2,082,020
Health care	1,660,992	178,654	*	7,836	1,847,482
Industrials	1,612,899	124,841	*	—	1,737,740
Consumer staples	1,063,667	63,112	*	—	1,126,779
Telecommunication services	250,330	175,163	*	—	425,493
Utilities	286,986	17,414		—	304,400
Miscellaneous	215,317	5,905	*	—	221,222
Rights & warrants	—	28,528	*	—	28,528
Convertible securities	10,062	—		—	10,062
Bonds, notes & other debt instruments	—	—		158	158
Short-term securities	—	1,317,946		—	1,317,946

Total	$17,251,779	$2,885,100		$7,994	$20,144,873

	Beginning		Net		Net transfers	Ending
	value	Net	realized	Net unrealized	out of	value
Level 3 reconciliation	at 1/1/2009	sales	loss†	appreciation†	Level 3	at 6/30/2009

Investment securities	$37,520	$(1,170)	$(29,849)	$12,654	$(11,161)	$7,994

Net unrealized depreciation during the period on Level 3 investment securities held at June 30, 2009 (dollars in thousands)†:						$(6,464)

*	Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $1,549,740,000 of investment securities were classified as Level 2 instead of Level 1.

†	Net realized loss and unrealized appreciation (depreciation) are included in the related amounts on investments in the statement of operations.
International Fund

Level classification	Level 1	Level 2		Level 3	Total

Investment securities:
Common stocks:
Financials	$131,264	$1,104,227	*	$—	$1,235,491
Consumer discretionary	—	1,009,847	*	7,044	1,016,891
Health care	160,940	822,156	*	—	983,096
Telecommunication services	170,294	574,253	*	—	744,547
Energy	47,025	573,256	*	—	620,281
Information technology	57,893	516,680	*	—	574,573
Industrials	94,011	444,980	*	—	538,991
Consumer staples	—	440,566	*	—	440,566
Materials	—	377,703	*	—	377,703
Utilities	—	150,292	*	—	150,292
Miscellaneous	28,140	128,930	*	—	157,070
Preferred stocks	—	9,567		—	9,567
Rights & warrants	—	8,010	*	—	8,010
Short-term securities	—	985,559		—	985,559

Total	$689,567	$7,146,026		$7,044	$7,842,637

	Beginning	Net	Ending
	value	unrealized	value
Level 3 reconciliation	at 1/1/2009	appreciation†	at 6/30/2009

Investment securities	$6,923	$121	$7,044

Net unrealized appreciation during the period on Level 3 investment securities held at June 30, 2009 (dollars in thousands)†:			$121

*	Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $6,150,900,000 of investment securities were classified as Level 2 instead of Level 1.

†	Net unrealized appreciation is included in the related amounts on investments in the statement of operations.
American Funds Insurance Series

New World Fund

Level classification	Level 1	Level 2		Level 3	Total

Investment securities:
Common stocks:
Consumer staples	$60,962	$152,634	*	—	$213,596
Financials	44,244	141,059	*	—	185,303
Telecommunication services	43,593	88,265	*	—	131,858
Information technology	57,415	72,485	*	—	129,900
Industrials	12,534	108,005	*	—	120,539
Materials	35,287	78,827	*	—	114,114
Energy	49,274	51,546	*	—	100,820
Consumer discretionary	22,161	61,822	*	—	83,983
Health care	18,871	61,654	*	—	80,525
Utilities	10,408	28,049	*	—	38,457
Miscellaneous	19,836	45,692	*	—	65,528
Rights & warrants	16	890	*	—	906
Bonds, notes & other debt instruments:
Bonds & notes of governments outside the U.S.	—	151,285		—	151,285
Energy	—	9,378		—	9,378
Other	—	4,976		—	4,976
Short-term securities	—	174,953		—	174,953

Total	$374,601	$1,231,520		—	$1,606,121

	Beginning		Net		Net transfers	Ending
	value	Net purchases	realized	Net unrealized	out of	value
Level 3 reconciliation	at 1/1/2009	and sales	loss†	appreciation†	Level 3	at 6/30/2009

Investment securities	$5,875	$(5,408)	$(82)	$2,203	$(2,588)	$—

*	Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $873,318,000 of investment securities were classified as Level 2 instead of Level 1.

†	Net realized loss and unrealized appreciation are included in the related amounts on investments in the statement of operations.
Blue Chip Income and Growth Fund

Level classification	Level 1	Level 2	Level 3	Total

Investment securities:
Common stocks:
Information technology	$568,794	$—	$—	$568,794
Health care	521,824	—	—	521,824
Industrials	457,848	—	—	457,848
Consumer discretionary	310,206	—	—	310,206
Energy	226,815	—	—	226,815
Telecommunication services	210,275	—	—	210,275
Consumer staples	166,396	—	—	166,396
Financials	142,451	—	14	142,465
Utilities	72,143	—	—	72,143
Materials	16,147	—	—	16,147
Miscellaneous	54,234	—	—	54,234
Preferred stocks	—	469	—	469
Convertible securities	171	2,468	—	2,639
Bonds, notes & other debt instruments	—	2,557	—	2,557
Short-term securities	—	206,368	—	206,368

Total	$2,747,304	$211,862	$14	$2,959,180

	Beginning			Net transfers	Ending
	value	Net purchases	Net unrealized	out of	value
Level 3 reconciliation	at 1/1/2009	and sales	appreciation*	Level 3	at 6/30/2009

Investment securities	$—	$353	$1,646	$(1,985)	$14

Net unrealized appreciation during the period on Level 3 investment securities held at June 30, 2009 (dollars in thousands)*:					$14

*	Net unrealized appreciation is included in the related amounts on investments in the statement of operations.
American Funds Insurance Series

Global Growth and Income Fund

Level classification	Level 1	Level 2		Level 3	Total

Investment securities:
Common stocks:
Financials	$66,546	$153,814	*	—	$220,360
Information technology	169,784	49,743	*	—	219,527
Materials	149,434	44,492	*	—	193,926
Telecommunication services	83,428	98,021	*	—	181,449
Consumer staples	60,678	103,970	*	—	164,648
Health care	52,904	76,086	*	—	128,990
Industrials	67,944	42,726	*	—	110,670
Energy	46,240	61,691	*	—	107,931
Consumer discretionary	58,564	46,338	*	—	104,902
Utilities	22,903	42,467	*	—	65,370
Miscellaneous	2,576	2,008	*	—	4,584
Preferred stocks	—	29,864		—	29,864
Rights & warrants	—	4,218	*	—	4,218
Convertible securities	—	10,538		—	10,538
Bonds, notes & other debt instruments	—	65,492		—	65,492
Short-term securities	—	181,807		—	181,807

Total	$781,001	$1,013,275		—	$1,794,276

	Beginning		Net		Net transfers	Ending
	value	Net	realized	Net unrealized	out of	value
Level 3 reconciliation	at 1/1/2009	sales	loss†	appreciation†	Level 3	at 6/30/2009

Investment securities	$13,351	$(5,402)	$(13,528)	$13,071	$(7,492)	$—

*	Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $723,187,000 of investment securities were classified as Level 2 instead of Level 1.

†	Net realized loss and unrealized appreciation are included in the related amounts on investments in the statement of operations.
Growth-Income Fund

Level classification	Level 1	Level 2		Level 3	Total

Investment securities:
Common stocks:
Information technology	$4,229,865	$520,113	*	$—	$4,749,978
Consumer discretionary	1,972,613	207,013	*	—	2,179,626
Industrials	2,082,365	—		—	2,082,365
Health care	1,808,546	136,651	*	—	1,945,197
Energy	1,401,276	102,883	*	—	1,504,159
Consumer staples	1,453,241	—		—	1,453,241
Financials	936,237	231,534	*	366	1,168,137
Telecommunication services	853,848	—		—	853,848
Materials	313,160	207,861	*	—	521,021
Utilities	454,441	—		—	454,441
Miscellaneous	362,861	54,838	*	—	417,699
Preferred stocks	—	4,123		—	4,123
Rights & warrants	—	6,719	*	—	6,719
Convertible securities	1,458	92,312		—	93,770
Bonds, notes & other debt instruments	—	12,652		—	12,652
Short-term securities	—	2,741,555		—	2,741,555

Total	$15,869,911	$4,318,254		$366	$20,188,531

	Beginning			Net transfers	Ending
	value	Net purchases	Net unrealized	out of	value
Level 3 reconciliation	at 1/1/2009	and sales	appreciation†	Level 3	at 6/30/2009

Investment securities	$—	$18,271	$40,886	$(58,791)	$366

Net unrealized appreciation during the period on Level 3 investment securities held at June 30, 2009 (dollars in thousands)†:					$366

*	Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $1,466,026,000 of investment securities were classified as Level 2 instead of Level 1.

†	Net unrealized appreciation is included in the related amounts on investments in the statement of operations.
American Funds Insurance Series

International Growth and Income Fund

Level classification	Level 1	Level 2		Level 3	Total

Investment securities:
Common stocks:
Consumer discretionary	$—	$6,383	*	—	$6,383
Financials	436	5,923	*	—	6,359
Telecommunication services	1,012	4,655	*	—	5,667
Materials	—	4,866	*	—	4,866
Information technology	1,112	3,207	*	—	4,319
Health care	153	4,128	*	—	4,281
Industrials	299	3,938	*	—	4,237
Consumer staples	973	2,268	*	—	3,241
Utilities	—	2,561	*	—	2,561
Energy	—	1,959	*	—	1,959
Miscellaneous	111	623	*	—	734
Preferred stocks	—	425		—	425
Rights & warrants	—	29	*	—	29
Bonds, notes & other debt instruments	—	2,328		—	2,328
Short-term securities	—	5,049		—	5,049

Total	$4,096	$48,342		—	$52,438

*	Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $40,474,000 of investment securities were classified as Level 2 instead of Level 1.
Asset Allocation Fund

Level classification	Level 1	Level 2		Level 3	Total

Investment securities:
Common stocks:
Information technology	$1,119,755	$23,183	*	$—	$1,142,938
Materials	544,248	157,351	*	—	701,599
Health care	650,353	27,224	*	—	677,577
Financials	556,596	—		—	556,596
Industrials	544,597	—		—	544,597
Energy	532,452	—		—	532,452
Consumer staples	393,008	5,979	*	—	398,987
Consumer discretionary	377,389	11,341	*	1	388,731
Telecommunication services	119,070	38,732	*	—	157,802
Utilities	119,723	—		—	119,723
Miscellaneous	222,749	12,004	*	—	234,753
Preferred stocks	—	9,057		—	9,057
Rights & warrants	—	6,646	*	—	6,646
Bonds, notes & other debt instruments:
Bonds & notes of U.S. government & government agencies	—	774,176		—	774,176
Corporate bonds & notes	—	610,544		2,090	612,634
Mortgage-backed obligations	—	536,414		12,543	548,957
Other	—	204,677		1,619	206,296
Short-term securities	—	559,803		—	559,803

Total	$5,179,940	$2,977,131		$16,253	$8,173,324

	Beginning		Net		Net transfers	Ending
	value	Net purchases	realized	Net unrealized	out of	value
Level 3 reconciliation	at 1/1/2009	and sales	loss†	appreciation†	Level 3	at 6/30/2009

Investment securities	$38,000	$(15,494)	$(4,870)	$3,245	$(4,628)	$16,253

Net unrealized appreciation during the period on Level 3 investment securities held at June 30, 2009 (dollars in thousands)†:						$575

*	Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $282,460,000 of investment securities were classified as Level 2 instead of Level 1.

†	Net realized loss and unrealized appreciation are included in the related amounts on investments in the statement of operations.
American Funds Insurance Series

Bond Fund

Level classification	Level 1	Level 2	Level 3	Total

Investment securities:
Bonds, notes & other debt instruments:
Bonds & notes of U.S. government & government agencies	$—	$2,096,754	$—	$2,096,754
Corporate bonds & notes	—	1,878,700	5,069	1,883,769
Mortgage-backed obligations	—	1,571,609	20,408	1,592,017
Bonds & notes of governments & government agencies outside the U.S.	—	556,210	—	556,210
Asset-backed obligations	—	78,486	—	78,486
Other	—	39,049	—	39,049
Convertible securities	—	2,526	—	2,526
Preferred stocks	4,624	67,268	—	71,892
Common stocks	1,775	—	4	1,779
Short-term securities	—	583,931	—	583,931

Total	$6,399	$6,874,533	$25,481	$6,906,413

	Level 1	Level 2	Level 3	Total

Forward currency contracts*	—	$(1,768)	—	$(1,768)

	Beginning		Net		Net transfers	Ending
	value	Net purchases	realized	Net unrealized	out of	value
Level 3 reconciliation	at 1/1/2009	and sales	loss†	appreciation†	Level 3	at 6/30/2009

Investment securities	$41,491	$(718)	$(776)	$318	$(14,834)	$25,481

Net unrealized appreciation during the period on Level 3 investment securities held at June 30, 2009 (dollars in thousands)†:						$245

*	Forward currency contracts are not included in the investment portfolio.

†	Net realized loss and unrealized appreciation are included in the related amounts on investments in the statement of operations.
Global Bond Fund

Level classification	Level 1	Level 2	Level 3	Total

Investment securities:
Bonds, notes & other debt instruments:
Euros	$—	$268,140	$—	$268,140
Japanese yen	—	69,814	—	69,814
British pounds	—	37,418	—	37,418
Danish kroner	—	20,964	—	20,964
Mexican pesos	—	17,056	—	17,056
Australian dollars	—	16,126	—	16,126
Swedish kronor	—	12,792	—	12,792
Polish zloty	—	12,586	—	12,586
Other currencies	—	32,770	—	32,770
U.S. dollars	—	446,654	1,541	448,195
Preferred stocks	—	4,224	—	4,224
Common stocks	21	—	—	21
Short-term securities	—	46,293	—	46,293

Total	$21	$984,837	$1,541	$986,399

	Level 1	Level 2	Level 3	Total

Forward currency contracts*	—	$(606)	—	$(606)

	Beginning		Net		Net transfers	Ending
	value	Net purchases	realized	Net unrealized	out of	value
Level 3 reconciliation	at 1/1/2009	and sales	loss†	appreciation†	Level 3	at 6/30/2009
Investment securities	$2,337	$(180)	$(97)	$182	$(701)	$1,541

Net unrealized appreciation during the period on Level 3 investment securities held at June 30, 2009 (dollars in thousands)†:						$84

*	Forward currency contracts are not included in the investment portfolio.

†	Net realized loss and unrealized appreciation are included in the related amounts on investments in the statement of operations.
American Funds Insurance Series

High-Income Bond Fund

Level classification	Level 1	Level 2	Level 3	Total

Investment securities:
Bonds, notes & other debt instruments:
Corporate bonds & notes	$—	$1,103,254	$6,946	$1,110,200
Mortgage-backed obligations	—	1,789	14,656	16,445
Other	—	7,702	—	7,702
Convertible securities	—	10,959	—	10,959
Preferred stocks	—	14,488		14,488
Common stocks	11,154	—	15	11,169
Short-term securities	—	295,445	—	295,445

Total	$11,154	$1,433,637	$21,617	$1,466,408

	Beginning		Net		Net transfers	Ending
	value	Net purchases	realized	Net unrealized	into	value
Level 3 reconciliation	at 1/1/2009	and sales	gain*	depreciation*	Level 3	at 6/30/2009

Investment securities	$26,064	$(11,488)	$9,996	$(6,430)	$3,475	$21,617

Net unrealized appreciation during the period on Level 3 investment securities held at June 30, 2009 (dollars in thousands)*:						$272

*	Net realized gain and unrealized (depreciation) appreciation are included in the related amounts on investments in the statement of operations.
U.S. Government/AAA-Rated Securities Fund

Level classification	Level 1	Level 2	Level 3	Total

Investment securities:
Bonds, notes & other debt instruments:
Mortgage-backed obligations	—	$974,599	$6,453	$981,052
U.S. Treasury bonds & notes	—	755,827	—	755,827
Federal agency bonds & notes	—	197,172	—	197,172
Asset-backed obligations	—	45,559	3,261	48,820
Other	—	9,288	—	9,288
Short-term securities	—	100,975	—	100,975

Total	—	$2,083,420	$9,714	$2,093,134

	Beginning			Net transfers	Ending
	value	Net	Net unrealized	into	value
Level 3 reconciliation	at 1/1/2009	purchases	depreciation*	Level 3	at 6/30/2009

Investment securities	$9,588	$32	$(2)	$96	$9,714

Net unrealized depreciation during the period on Level 3 investment securities held at June 30, 2009 (dollars in thousands)*:					$(2)

*	Net unrealized depreciation is included in the related amounts on investments in the statement of operations.
Cash Management Fund
At June 30, 2009, all of the fund’s investment securities were classified as Level 2.
American Funds Insurance Series

8. Forward currency contracts
The funds may enter into forward currency contracts, which represent agreements to exchange currencies on specific future dates at predetermined rates. The funds enter into these contracts to manage their exposure to changes in exchange rates. Upon entering into these contracts, risks may arise from the potential inability of counterparties to meet the terms of their contracts and from possible movements in exchange rates.
On a daily basis, the funds value forward currency contracts based on the applicable exchange rate and record unrealized appreciation or depreciation for open forward currency contracts in their respective statement of assets and liabilities. The funds record realized gains or losses at the time the forward contract is closed or offset by another contract with the same broker for the same settlement date and currency. Closed forward currency contracts that have not reached their expiration date are included in the respective receivables or payables for closed forward currency contracts in each fund’s statement of assets and liabilities. Net realized gains or losses from closed forward currency contracts and net unrealized appreciation or depreciation from open forward currency contracts are recorded in each fund’s statement of operations. As of June 30, 2009, Bond Fund and Global Bond Fund had open forward currency contracts to purchase or sell currencies as follows:

					(amounts in thousands)
					Unrealized
					appreciation
		Contract amount			(depreciation)
	Settlement date	Receive	Deliver		at June 30, 2009

Bond Fund
Sales:
Australian dollars	7/8/2009	€4,300	A$	7,480	$6
Australian dollars	7/9/2009	$6,885	A$	8,760	(171)
Australian dollars	7/20/2009	$16,354	A$	20,450	(104)
Australian dollars	7/20/2009	€3,555	A$	6,200	(4)
Australian dollars	7/24/2009	€818	A$	1,440	(11)
Australian dollars	7/27/2009	$4,552	A$	5,690	(25)
British pounds	7/20/2009	$6,271		£3,820	(12)
British pounds	7/27/2009	$7,960		£4,840	— *
British pounds	7/30/2009	$8,458		£5,105	63
British pounds	8/3/2009	$14,997		£9,054	107
Danish kroner	7/29/2009	$22,838	DKr	120,925	73
Euros	7/8/2009	$22,561		€16,125	(172)
Euros	7/9/2009	$39,130		€28,170	(383)
Euros	7/9/2009	$36,138		€26,020	(359)
Euros	7/22/2009	$4,017		€2,900	(50)
Euros	7/27/2009	$14,402		€10,270	(3)
Euros	9/2/2009	$18,446		€13,080	101
Japanese yen	7/16/2009	$18,207		¥1,787,550	(349)
Japanese yen	7/31/2009	$19,653		¥1,869,989	238
Polish zloty	7/17/2009	$17,691	PLN	58,000	(544)
South Korean won	7/17/2009	$9,043	KRW	11,440,000	60
Swedish kronor	7/17/2009	$17,773	SKr	139,000	(229)

					$(1,768)

*	Amount less than one thousand.
American Funds Insurance Series

					(amounts in thousands)
					Unrealized
					(depreciation)
		Contract amount			appreciation
	Settlement date	Receive	Deliver		at June 30, 2009

Global Bond Fund
Purchases:
British pounds	7/22/2009	£6,343		$10,507	$(76)
Japanese yen	7/16/2009	¥920,000		$9,431	120
Japanese yen	7/21/2009	¥2,283,728		$23,699	9
Japanese yen	7/24/2009	¥271,726		$2,835	(14)
Japanese yen	7/27/2009	¥66,308		$697	(9)
Japanese yen	8/3/2009	¥2,215,058		$22,990	— *

					$30

Sales:
Australian dollars	7/8/2009	$1,726	A$	2,200	$(46)
Australian dollars	7/8/2009	€782	A$	1,360	1
Australian dollars	7/9/2009	$2,099	A$	2,670	(52)
Australian dollars	7/20/2009	$1,753	A$	2,210	(26)
Australian dollars	7/20/2009	$8,317	A$	10,400	(53)
British pounds	7/27/2009	$6,652		£4,045	— *
British pounds	7/27/2009	€3,709		£3,150	22
British pounds	8/3/2009	$3,710		£2,240	27
Euros	7/8/2009	$18,681		€13,420	(143)
Euros	7/9/2009	$4,245		€3,040	(42)
Euros	7/27/2009	$1,403		€1,000	— *
Polish zloty	7/17/2009	$916	PLN	3,000	(27)
Polish zloty	7/17/2009	$9,151	PLN	30,000	(281)
South Korean won	7/17/2009	$3,937	KRW	4,980,000	26
South Korean won	7/17/2009	$2,853	KRW	3,580,000	42
Swedish kronor	7/9/2009	$1,043	SKr	8,190	(18)
Swedish kronor	7/17/2009	$5,115	SKr	40,000	(66)

					$(636)

Forward currency contracts — net					$(606)

*	Amount less than one thousand.
9. Subsequent events
As of August 3, 2009, the date the financial statements were available to be issued, no subsequent events or transactions had occurred on any of the funds that would have materially impacted the financial statements as presented.
American Funds Insurance Series

Financial highlights1

		Income (loss) from
		investment operations[2]											Ratio of
			Net gains		Dividends and distributions						Ratio of	Ratio of	net income
	Net asset		(losses) on		Dividends		Total				expenses to	expenses to	(loss)
	value,	Net	securities (both	Total from	(from net	Distributions	dividends	Net asset		Net assets,	average net	average net	to average
	beginning	investment	realized and	investment	investment	(from capital	and	value, end	Total	end of period	assets before	assets after	net
Period ended	of period	income (loss)	unrealized)	operations	income)	gains)	distributions	of period	return[3]	(in millions)	waiver	waiver[3]	assets[3]
Global Discovery Fund

Class 1
6/30/09[4]	$7.45	$.04	$1.69	$1.73	$(.03)	$—	$(.03)	$9.15	23.21%	$24	.62%[5]	.62%[5]	1.03%[5]
12/31/08	14.09	.15	(6.37)	(6.22)	(.12)	(.30)	(.42)	7.45	(45.02)	18	.60	.55	1.33
12/31/07	13.05	.17	2.07	2.24	(.16)	(1.04)	(1.20)	14.09	17.55	35	.60	.54	1.25
12/31/06	11.63	.15	1.89	2.04	(.13)	(.49)	(.62)	13.05	17.66	28	.62	.56	1.19
12/31/05	10.79	.14	1.05	1.19	(.11)	(.24)	(.35)	11.63	11.07	22	.61	.56	1.27
12/31/04	9.94	.08	.98	1.06	(.09)	(.12)	(.21)	10.79	10.72	20	.61	.60	.81
Class 2
6/30/09[4]	7.43	.03	1.67	1.70	(.03)	—	(.03)	9.10	22.87	165	.87 [5]	.87 [5]	.78 [5]
12/31/08	14.02	.12	(6.32)	(6.20)	(.09)	(.30)	(.39)	7.43	(45.09)	131	.85	.80	1.08
12/31/07	13.00	.14	2.05	2.19	(.13)	(1.04)	(1.17)	14.02	17.22	240	.85	.79	.98
12/31/06	11.59	.11	1.89	2.00	(.10)	(.49)	(.59)	13.00	17.41	151	.87	.81	.94
12/31/05	10.76	.11	1.05	1.16	(.09)	(.24)	(.33)	11.59	10.80	89	.86	.81	1.04
12/31/04	9.92	.06	.97	1.03	(.07)	(.12)	(.19)	10.76	10.43	51	.86	.85	.60

Global Growth Fund

Class 1
6/30/09[4]	$13.96	$.17	$1.80	$1.97	$(.06)	$—	$(.06)	$15.87	14.12%	$820	.58%[5]	.58%[5]	2.50%[5]
12/31/08	25.15	.47	(9.50)	(9.03)	(.41)	(1.75)	(2.16)	13.96	(38.23)	675	.55	.50	2.37
12/31/07	23.44	.51	2.98	3.49	(.76)	(1.02)	(1.78)	25.15	15.16	684	.55	.50	2.06
12/31/06	19.63	.41	3.62	4.03	(.22)	—	(.22)	23.44	20.73	278	.58	.53	1.95
12/31/05	17.31	.28	2.19	2.47	(.15)	—	(.15)	19.63	14.37	206	.62	.57	1.56
12/31/04	15.30	.18	1.92	2.10	(.09)	—	(.09)	17.31	13.80	202	.65	.64	1.15
Class 2
6/30/09[4]	13.88	.15	1.79	1.94	(.05)	—	(.05)	15.77	14.01	3,454	.83 [5]	.83 [5]	2.22 [5]
12/31/08	25.00	.42	(9.43)	(9.01)	(.36)	(1.75)	(2.11)	13.88	(38.39)	3,198	.80	.75	2.12
12/31/07	23.29	.45	2.95	3.40	(.67)	(1.02)	(1.69)	25.00	14.85	5,180	.80	.75	1.84
12/31/06	19.52	.36	3.59	3.95	(.18)	—	(.18)	23.29	20.43	4,015	.83	.78	1.71
12/31/05	17.23	.23	2.18	2.41	(.12)	—	(.12)	19.52	14.07	2,617	.87	.82	1.30
12/31/04	15.25	.14	1.91	2.05	(.07)	—	(.07)	17.23	13.49	1,796	.90	.89	.92

Global Small Capitalization Fund

Class 1
6/30/09[4]	$11.18	$.05	$2.99	$3.04	$—	$—	$—	$14.22	27.19%	$463	.78%[5]	.78%[5]	.92%[5]
12/31/08	27.20	.19	(13.33)	(13.14)	—	(2.88)	(2.88)	11.18	(53.39)	306	.74	.67	1.01
12/31/07	24.87	.12	5.27	5.39	(.90)	(2.16)	(3.06)	27.20	21.73	369	.73	.66	.45
12/31/06	21.29	.19	4.74	4.93	(.14)	(1.21)	(1.35)	24.87	24.35	247	.77	.69	.82
12/31/05	17.14	.13	4.23	4.36	(.21)	—	(.21)	21.29	25.66	231	.79	.73	.72
12/31/04	14.15	.02	2.97	2.99	—	—	—	17.14	21.13	193	.81	.80	.15
Class 2
6/30/09[4]	11.03	.04	2.94	2.98	—	—	—	14.01	27.02	2,156	1.02 [5]	1.02 [5]	.64 [5]
12/31/08	26.95	.14	(13.18)	(13.04)	—	(2.88)	(2.88)	11.03	(53.52)	1,748	.99	.92	.70
12/31/07	24.64	.05	5.22	5.27	(.80)	(2.16)	(2.96)	26.95	21.43	3,975	.98	.91	.20
12/31/06	21.12	.14	4.70	4.84	(.11)	(1.21)	(1.32)	24.64	24.05	2,927	1.02	.94	.61
12/31/05	17.02	.09	4.19	4.28	(.18)	—	(.18)	21.12	25.35	1,977	1.04	.97	.49
12/31/04	14.08	(.01)	2.95	2.94	—	—	—	17.02	20.88	1,198	1.06	1.05	(.07)
For footnotes, please see end of table.
American Funds Insurance Series

		Income (loss) from
		investment operations[2]
			Net gains		Dividends and distributions						Ratio of		Ratio of		Ratio of
	Net asset		(losses) on		Dividends		Total				expenses to		expenses to		net income
	value,	Net	securities (both	Total from	(from net	Distributions	dividends	Net asset		Net assets,	average net		average net		to average
	beginning	investment	realized and	investment	investment	(from capital	and	value, end	Total	end of period	assets before		assets after		net
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return[3]	(in millions)	waiver		waiver[3]		assets[3]
Growth Fund

Class 1
6/30/09[4]	$33.51	$.15	$4.23	$4.38	$(.10)	$—	$(.10)	$37.79	13.07%	$5,168	.36%[5]		.36%[5]		.89%[5]
12/31/08	67.22	.63	(27.52)	(26.89)	(.56)	(6.26)	(6.82)	33.51	(43.83)	4,768	.33		.30		1.23
12/31/07	64.51	.68	7.44	8.12	(.68)	(4.73)	(5.41)	67.22	12.64	5,051	.33		.30		1.00
12/31/06	59.36	.70	5.46	6.16	(.63)	(.38)	(1.01)	64.51	10.48	3,503	.34		.31		1.14
12/31/05	51.39	.46	8.00	8.46	(.49)	—	(.49)	59.36	16.50	3,709	.35		.32		.87
12/31/04	45.74	.32	5.51	5.83	(.18)	—	(.18)	51.39	12.75	3,744	.36		.36		.68
Class 2
6/30/09[4]	33.27	.11	4.19	4.30	(.08)	—	(.08)	37.49	12.94	14,787	.61	[5]	.61	[5]	.64	[5]
12/31/08	66.72	.50	(27.27)	(26.77)	(.42)	(6.26)	(6.68)	33.27	(43.97)	13,383	.58		.55		.95
12/31/07	64.08	.50	7.39	7.89	(.52)	(4.73)	(5.25)	66.72	12.35	25,359	.58		.55		.74
12/31/06	58.98	.54	5.43	5.97	(.49)	(.38)	(.87)	64.08	10.22	23,122	.59		.56		.89
12/31/05	51.10	.34	7.92	8.26	(.38)	—	(.38)	58.98	16.19	18,343	.60		.57		.64
12/31/04	45.50	.23	5.45	5.68	(.08)	—	(.08)	51.10	12.50	12,055	.61		.61		.50
Class 3
6/30/09[4]	33.54	.12	4.24	4.36	(.09)	—	(.09)	37.81	13.00	201	.54	[5]	.54	[5]	.71	[5]
12/31/08	67.21	.54	(27.50)	(26.96)	(.45)	(6.26)	(6.71)	33.54	(43.93)	198	.51		.48		1.02
12/31/07	64.50	.55	7.45	8.00	(.56)	(4.73)	(5.29)	67.21	12.44	425	.51		.48		.81
12/31/06	59.34	.59	5.46	6.05	(.51)	(.38)	(.89)	64.50	10.29	451	.52		.49		.95
12/31/05	51.38	.37	7.98	8.35	(.39)	—	(.39)	59.34	16.28	499	.53		.50		.69
12/31/04[6]	47.74	.24	3.50	3.74	(.10)	—	(.10)	51.38	7.85	516	.54[5]		.53[5]		.54[5]

International Fund

Class 1
6/30/09[4]	$12.22	$.17	$1.71	$1.88	$(.04)	$(.08)	$(.12)	$13.98	15.35%	$2,271	.55%[5]		.55%[5]		2.82%[5]
12/31/08	24.81	.43	(9.88)	(9.45)	(.40)	(2.74)	(3.14)	12.22	(42.01)	1,864	.52		.48		2.42
12/31/07	22.01	.43	3.95	4.38	(.41)	(1.17)	(1.58)	24.81	20.30	1,708	.52		.47		1.82
12/31/06	18.96	.41	3.21	3.62	(.38)	(.19)	(.57)	22.01	19.33	1,648	.54		.49		1.99
12/31/05	15.82	.32	3.11	3.43	(.29)	—	(.29)	18.96	21.75	1,599	.57		.52		1.92
12/31/04	13.41	.22	2.41	2.63	(.22)	—	(.22)	15.82	19.66	1,495	.60		.59		1.54
Class 2
6/30/09[4]	12.19	.15	1.70	1.85	(.03)	(.08)	(.11)	13.93	15.18	5,325	.80	[5]	.80	[5]	2.54	[5]
12/31/08	24.72	.41	(9.85)	(9.44)	(.35)	(2.74)	(3.09)	12.19	(42.12)	4,901	.77		.72		2.16
12/31/07	21.94	.36	3.94	4.30	(.35)	(1.17)	(1.52)	24.72	20.02	9,719	.77		.72		1.55
12/31/06	18.92	.35	3.20	3.55	(.34)	(.19)	(.53)	21.94	18.98	7,260	.79		.74		1.72
12/31/05	15.79	.28	3.11	3.39	(.26)	—	(.26)	18.92	21.50	4,790	.82		.77		1.64
12/31/04	13.39	.18	2.41	2.59	(.19)	—	(.19)	15.79	19.32	2,752	.84		.83		1.27
Class 3
6/30/09[4]	12.23	.16	1.70	1.86	(.03)	(.08)	(.11)	13.98	15.22	59	.73	[5]	.73	[5]	2.57	[5]
12/31/08	24.80	.43	(9.90)	(9.47)	(.36)	(2.74)	(3.10)	12.23	(42.10)	57	.70		.65		2.25
12/31/07	22.00	.39	3.94	4.33	(.36)	(1.17)	(1.53)	24.80	20.10	123	.70		.65		1.64
12/31/06	18.96	.37	3.20	3.57	(.34)	(.19)	(.53)	22.00	19.07	120	.72		.67		1.81
12/31/05	15.82	.29	3.11	3.40	(.26)	—	(.26)	18.96	21.54	116	.75		.70		1.74
12/31/04[6]	13.76	.20	2.05	2.25	(.19)	—	(.19)	15.82	16.45	115	.77	[5]	.77	[5]	1.45	[5]

New World Fund

Class 1
6/30/09[4]	$13.57	$.18	$2.54	$2.72	$(.05)	$—	$(.05)	$16.24	20.07%	$368	.84%[5]		.84%[5]		2.61%[5]
12/31/08	25.88	.43	(10.68)	(10.25)	(.36)	(1.70)	(2.06)	13.57	(42.20)	253	.81		.73		2.18
12/31/07	21.56	.46	6.25	6.71	(.83)	(1.56)	(2.39)	25.88	32.53	261	.82		.74		1.92
12/31/06	16.67	.41	4.95	5.36	(.32)	(.15)	(.47)	21.56	32.88	126	.88		.80		2.19
12/31/05	13.96	.33	2.58	2.91	(.20)	—	(.20)	16.67	21.10	88	.92		.85		2.22
12/31/04	11.99	.23	2.01	2.24	(.27)	—	(.27)	13.96	19.07	63	.93		.92		1.81
Class 2
6/30/09[4]	13.47	.16	2.53	2.69	(.05)	—	(.05)	16.11	19.96	1,230	1.09	[5]	1.09	[5]	2.30	[5]
12/31/08	25.69	.40	(10.62)	(10.22)	(.30)	(1.70)	(2.00)	13.47	(42.37)	1,044	1.06		.98		1.94
12/31/07	21.40	.40	6.20	6.60	(.75)	(1.56)	(2.31)	25.69	32.21	1,875	1.07		.99		1.69
12/31/06	16.56	.36	4.92	5.28	(.29)	(.15)	(.44)	21.40	32.59	1,175	1.13		1.05		1.93
12/31/05	13.89	.29	2.56	2.85	(.18)	—	(.18)	16.56	20.74	677	1.17		1.10		1.97
12/31/04	11.94	.19	2.01	2.20	(.25)	—	(.25)	13.89	18.80	373	1.18		1.17		1.57
American Funds Insurance Series

		Income (loss) from
		investment operations[2]
			Net gains		Dividends and distributions						Ratio of		Ratio of		Ratio of
	Net asset		(losses) on		Dividends		Total				expenses to		expenses to		net income
	value,	Net	securities (both	Total from	(from net	Distributions	dividends	Net asset		Net assets,	average net		average net		to average
	beginning	investment	realized and	investment	investment	(from capital	and	value, end	Total	end of period	assets before		assets after		net
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return[3]	(in millions)	waiver		waiver[3]		assets[3]
Blue Chip Income and Growth Fund

Class 1
6/30/09[4]	$6.67	$.09	$.11	$.20	$(.04)	$—	$(.04)	$6.83	2.97%	$294	.46%[5]		.46%[5]		2.69%[5]
12/31/08	11.53	.22	(4.22)	(4.00)	(.21)	(.65)	(.86)	6.67	(36.30)	220	.43		.39		2.48
12/31/07	11.97	.24	.07	.31	(.36)	(.39)	(.75)	11.53	2.25	143	.42		.38		1.95
12/31/06	10.91	.20	1.63	1.83	(.16)	(.61)	(.77)	11.97	17.73	159	.43		.39		1.75
12/31/05	10.26	.18	.59	.77	(.12)	—	(.12)	10.91	7.57	135	.45		.41		1.73
12/31/04	9.41	.15	.78	.93	(.08)	—	(.08)	10.26	9.94	129	.46		.46		1.60
Class 2
6/30/09[4]	6.62	.08	.11	.19	(.03)	—	(.03)	6.78	2.94	2,677	.71	[5]	.71	[5]	2.47	[5]
12/31/08	11.45	.19	(4.18)	(3.99)	(.19)	(.65)	(.84)	6.62	(36.50)	2,602	.68		.64		2.10
12/31/07	11.87	.21	.07	.28	(.31)	(.39)	(.70)	11.45	2.03	4,274	.67		.63		1.70
12/31/06	10.83	.17	1.61	1.78	(.13)	(.61)	(.74)	11.87	17.42	3,937	.68		.64		1.50
12/31/05	10.20	.15	.58	.73	(.10)	—	(.10)	10.83	7.24	3,029	.70		.66		1.48
12/31/04	9.36	.13	.78	.91	(.07)	—	(.07)	10.20	9.74	2,349	.71		.70		1.37

Global Growth and Income Fund

Class 1
6/30/09[4]	$6.68	$.11	$.61	$.72	$(.04)	$—	$(.04)	$7.36	10.74%	$122	.65%[5]		.65%[5]		3.38%[5]
12/31/08	11.78	.28	(5.09)	(4.81)	(.22)	(.07)	(.29)	6.68	(41.06)	95	.62		.56		3.00
12/31/07	10.98	.28	1.14	1.42	(.22)	(.40)	(.62)	11.78	13.04	79	.71		.58		2.37
12/31/06[7]	10.00	.14	.91	1.05	(.07)	—	(.07)	10.98	10.49	45	.72	[5]	.65	[5]	2.10	[5]
Class 2
6/30/09[4]	6.67	.10	.60	.70	(.03)	—	(.03)	7.34	10.56	1,662	.90	[5]	.90	[5]	3.11	[5]
12/31/08	11.75	.26	(5.07)	(4.81)	(.20)	(.07)	(.27)	6.67	(41.17)	1,529	.86		.81		2.73
12/31/07	10.97	.25	1.13	1.38	(.20)	(.40)	(.60)	11.75	12.67	1,997	.96		.83		2.11
12/31/06[7]	10.00	.11	.92	1.03	(.06)	—	(.06)	10.97	10.30	638	.97	[5]	.90	[5]	1.64	[5]

Growth-Income Fund

Class 1
6/30/09[4]	$24.25	$.25	$1.68	$1.93	$(.11)	$—	$(.11)	$26.07	7.97%	$6,433	.30%[5]		.30%[5]		2.11%[5]
12/31/08	42.52	.69	(15.91)	(15.22)	(.69)	(2.36)	(3.05)	24.25	(37.68)	5,034	.28		.25		2.03
12/31/07	42.43	.80	1.51	2.31	(.77)	(1.45)	(2.22)	42.52	5.32	5,618	.27		.25		1.82
12/31/06	38.31	.77	5.03	5.80	(.72)	(.96)	(1.68)	42.43	15.51	3,759	.28		.25		1.92
12/31/05	36.81	.62	1.61	2.23	(.58)	(.15)	(.73)	38.31	6.08	3,825	.29		.27		1.68
12/31/04	33.61	.48	3.09	3.57	(.37)	—	(.37)	36.81	10.66	4,213	.31		.30		1.39
Class 2
6/30/09[4]	24.11	.22	1.68	1.90	(.10)	—	(.10)	25.91	7.89	13,533	.55	[5]	.55	[5]	1.87	[5]
12/31/08	42.26	.60	(15.80)	(15.20)	(.59)	(2.36)	(2.95)	24.11	(37.85)	13,046	.53		.50		1.75
12/31/07	42.19	.68	1.50	2.18	(.66)	(1.45)	(2.11)	42.26	5.04	23,243	.52		.50		1.57
12/31/06	38.12	.67	4.99	5.66	(.63)	(.96)	(1.59)	42.19	15.20	22,688	.53		.50		1.67
12/31/05	36.64	.53	1.60	2.13	(.50)	(.15)	(.65)	38.12	5.83	17,608	.54		.52		1.44
12/31/04	33.48	.41	3.06	3.47	(.31)	—	(.31)	36.64	10.37	13,105	.56		.55		1.19
Class 3
6/30/09[4]	24.27	.23	1.68	1.91	(.10)	—	(.10)	26.08	7.89	200	.48	[5]	.48	[5]	1.94	[5]
12/31/08	42.51	.64	(15.90)	(15.26)	(.62)	(2.36)	(2.98)	24.27	(37.78)	205	.46		.43		1.83
12/31/07	42.42	.73	1.50	2.23	(.69)	(1.45)	(2.14)	42.51	5.12	405	.45		.43		1.64
12/31/06	38.31	.70	5.01	5.71	(.64)	(.96)	(1.60)	42.42	15.30	458	.46		.43		1.74
12/31/05	36.80	.56	1.61	2.17	(.51)	(.15)	(.66)	38.31	5.88	471	.47		.45		1.50
12/31/04[6]	34.64	.41	2.07	2.48	(.32)	—	(.32)	36.80	7.18	537	.49	[5]	.48	[5]	1.24	[5]

International Growth and Income Fund

Class 1
6/30/09[4]	$10.92	$.29	$1.20	$1.49	$(.02)	—	$(.02)	$12.39	13.65%	$16	.76%[5]		.76%[5]		5.38%[5]
12/31/08[8]	10.00	.01	.92	.93	(.01)	—	(.01)	10.92	9.28	12	.09		.08		.14
Class 2
6/30/09[4]	10.92	.32	1.15	1.47	(.02)	—	(.02)	12.37	13.47	37	1.02	[5]	1.02	[5]	5.78	[5]
12/31/08[8]	10.00	.01	.92	.93	(.01)	—	(.01)	10.92	9.27	4	.11		.11		.05
American Funds Insurance Series

		Income (loss) from
		investment operations[2]
			Net gains		Dividends and distributions						Ratio of		Ratio of		Ratio of
	Net asset		(losses) on		Dividends		Total				expenses to		expenses to		net income
	value,	Net	securities (both	Total from	(from net	Distributions	dividends	Net asset		Net assets,	average net		average net		to average
	beginning	investment	realized and	investment	investment	(from capital	and	value, end	Total	end of period	assets before		assets after		net
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return[3]	(in millions)	waiver		waiver[3]		assets[3]
Asset Allocation Fund

Class 1
6/30/09[4]	$12.16	$.18	$.52	$.70	$(.07)	$—	$(.07)	$12.79	5.75%	$3,269	.34%[5]		.34%[5]		3.07%[5]
12/31/08	18.51	.47	(5.70)	(5.23)	(.45)	(.67)	(1.12)	12.16	(29.30)	2,243	.32		.29		2.98
12/31/07	18.34	.51	.75	1.26	(.45)	(.64)	(1.09)	18.51	6.82	1,927	.32		.29		2.69
12/31/06	16.56	.47	1.97	2.44	(.43)	(.23)	(.66)	18.34	14.96	1,079	.33		.30		2.67
12/31/05	15.49	.41	1.05	1.46	(.39)	—	(.39)	16.56	9.45	879	.35		.32		2.57
12/31/04	14.58	.39	.84	1.23	(.32)	—	(.32)	15.49	8.50	899	.38		.37		2.64
Class 2
6/30/09[4]	12.08	.17	.51	.68	(.06)	—	(.06)	12.70	5.67	4,842	.59	[5]	.59	[5]	2.84	[5]
12/31/08	18.39	.43	(5.66)	(5.23)	(.41)	(.67)	(1.08)	12.08	(29.51)	4,822	.57		.54		2.70
12/31/07	18.23	.47	.74	1.21	(.41)	(.64)	(1.05)	18.39	6.55	7,308	.57		.54		2.45
12/31/06	16.47	.42	1.96	2.38	(.39)	(.23)	(.62)	18.23	14.66	6,362	.58		.55		2.42
12/31/05	15.42	.37	1.04	1.41	(.36)	—	(.36)	16.47	9.14	5,120	.60		.57		2.31
12/31/04	14.51	.36	.84	1.20	(.29)	—	(.29)	15.42	8.34	3,797	.62		.62		2.42
Class 3
6/30/09[4]	12.17	.17	.51	.68	(.06)	—	(.06)	12.79	5.63	40	.52	[5]	.52	[5]	2.91	[5]
12/31/08	18.50	.44	(5.68)	(5.24)	(.42)	(.67)	(1.09)	12.17	(29.39)	41	.50		.47		2.77
12/31/07	18.34	.48	.74	1.22	(.42)	(.64)	(1.06)	18.50	6.56	71	.50		.47		2.52
12/31/06	16.56	.44	1.97	2.41	(.40)	(.23)	(.63)	18.34	14.75	76	.51		.48		2.49
12/31/05	15.49	.38	1.05	1.43	(.36)	—	(.36)	16.56	9.26	76	.53		.50		2.39
12/31/04[6]	14.85	.36	.58	.94	(.30)	—	(.30)	15.49	6.38	81	.55	[5]	.55	[5]	2.50	[5]

Bond Fund

Class 1
6/30/09[4]	$9.45	$.23	$.35	$.58	$(.08)	$—	$(.08)	$9.95	6.05%	$2,997	.41%[5]		.41%[5]		4.92%[5]
12/31/08	11.14	.61	(1.64)	(1.03)	(.63)	(.03)	(.66)	9.45	(9.16)	2,090	.40		.36		5.84
12/31/07	11.64	.65	(.24)	.41	(.91)	—	(.91)	11.14	3.66	436	.41		.37		5.59
12/31/06	11.31	.63	.17	.80	(.47)	—	(.47)	11.64	7.31	230	.43		.39		5.54
12/31/05	11.57	.60	(.40)	.20	(.46)	—	(.46)	11.31	1.77	182	.44		.40		5.30
12/31/04	11.34	.56	.10	.66	(.43)	—	(.43)	11.57	6.04	195	.45		.44		4.94
Class 2
6/30/09[4]	9.36	.22	.35	.57	(.08)	—	(.08)	9.85	5.96	3,986	.66	[5]	.66	[5]	4.71	[5]
12/31/08	11.03	.59	(1.63)	(1.04)	(.60)	(.03)	(.63)	9.36	(9.35)	3,432	.65		.61		5.53
12/31/07	11.53	.61	(.24)	.37	(.87)	—	(.87)	11.03	3.33	4,679	.66		.62		5.34
12/31/06	11.22	.60	.16	.76	(.45)	—	(.45)	11.53	6.99	3,374	.68		.64		5.29
12/31/05	11.48	.57	(.39)	.18	(.44)	—	(.44)	11.22	1.59	2,312	.69		.65		5.06
12/31/04	11.27	.53	.09	.62	(.41)	—	(.41)	11.48	5.72	1,759	.70		.69		4.68

Global Bond Fund

Class 1
6/30/09[4]	$10.68	$.23	$.07	$.30	$(.04)	$—	$(.04)	$10.94	2.77%	$113	.60%[5]		.60%[5]		4.34%[5]
12/31/08	10.83	.48	(.09)	.39	(.54)	— [9]	(.54)	10.68	3.60	111	.59		.53		4.36
12/31/07	10.18	.49	.47	.96	(.31)	—	(.31)	10.83	9.54	28	.61		.55		4.61
12/31/06[10]	10.00	.10	.15	.25	(.07)	—	(.07)	10.18	2.52	12	.15		.13		1.00
Class 2
6/30/09[4]	10.66	.21	.07	.28	(.04)	—	(.04)	10.90	2.59	871	.85	[5]	.85	[5]	4.09	[5]
12/31/08	10.81	.44	(.07)	.37	(.52)	— [9]	(.52)	10.66	3.48	802	.84		.79		4.06
12/31/07	10.17	.47	.47	.94	(.30)	—	(.30)	10.81	9.23	279	.86		.80		4.41
12/31/06[11]	10.00	.06	.18	.24	(.07)	—	(.07)	10.17	1.99	15	.13		.12		.60
For footnotes, please see end of table.
American Funds Insurance Series

		Income (loss) from
		investment operations[2]
			Net gains		Dividends and distributions						Ratio of		Ratio of		Ratio of
	Net asset		(losses) on		Dividends		Total				expenses to		expenses to		net income
	value,	Net	securities (both	Total from	(from net	Distributions	dividends	Net asset		Net assets,	average net		average net		to average
	beginning	investment	realized and	investment	investment	(from capital	and	value, end	Total	end of period	assets before		assets after		net
Period ended	of period	income	unrealized)	operations	income)	gains)	distributions	of period	return[3]	(in millions)	waiver		waiver[3]		assets[3]
High-Income Bond Fund

Class 1
6/30/09[4]	$8.05	$.34	$1.13	$1.47	$(.12)	—	$(.12)	$9.40	18.08%	$478	.50%[5]		.50%[5]		8.00%[5]
12/31/08	11.65	.87	(3.64)	(2.77)	(.83)	—	(.83)	8.05	(23.74)	340	.48		.43		8.22
12/31/07	12.90	.95	(.72)	.23	(1.48)	—	(1.48)	11.65	1.62	308	.48		.44		7.41
12/31/06	12.41	.92	.37	1.29	(.80)	—	(.80)	12.90	10.89	293	.49		.45		7.36
12/31/05	12.89	.85	(.55)	.30	(.78)	—	(.78)	12.41	2.46	309	.50		.46		6.76
12/31/04	12.54	.84	.32	1.16	(.81)	—	(.81)	12.89	9.83	364	.50		.50		6.74
Class 2
6/30/09[4]	7.99	.33	1.11	1.44	(.11)	—	(.11)	9.32	17.93	968	.75	[5]	.75	[5]	7.77	[5]
12/31/08	11.55	.84	(3.60)	(2.76)	(.80)	—	(.80)	7.99	(23.84)	780	.73		.68		7.92
12/31/07	12.79	.91	(.72)	.19	(1.43)	—	(1.43)	11.55	1.33	996	.73		.69		7.17
12/31/06	12.32	.89	.36	1.25	(.78)	—	(.78)	12.79	10.59	832	.74		.70		7.12
12/31/05	12.81	.81	(.55)	.26	(.75)	—	(.75)	12.32	2.20	590	.75		.71		6.55
12/31/04	12.47	.81	.32	1.13	(.79)	—	(.79)	12.81	9.59	444	.75		.74		6.48
Class 3
6/30/09[4]	8.07	.33	1.12	1.45	(.11)	—	(.11)	9.41	17.88	22	.68	[5]	.68	[5]	7.84	[5]
12/31/08	11.65	.86	(3.64)	(2.78)	(.80)	—	(.80)	8.07	(23.76)	18	.66		.61		7.96
12/31/07	12.88	.92	(.72)	.20	(1.43)	—	(1.43)	11.65	1.40	28	.66		.62		7.21
12/31/06	12.39	.90	.36	1.26	(.77)	—	(.77)	12.88	10.66	34	.67		.63		7.19
12/31/05	12.87	.82	(.55)	.27	(.75)	—	(.75)	12.39	2.25	37	.68		.64		6.58
12/31/04[6]	12.79	.78	.11	.89	(.81)	—	(.81)	12.87	7.52	46	.68	[5]	.68	[5]	6.57	[5]

U.S. Government/AAA-Rated Securities Fund

Class 1
6/30/09[4]	$12.29	$.21	$(.12)	$.09	$(.07)	$(.11)	$(.18)	$12.20	.71%	700	.42%[5]		.42%[5]		3.36%[5]
12/31/08	11.73	.50	.41	.91	(.35)	—	(.35)	12.29	7.84	496	.43		.38		4.17
12/31/07	11.87	.58	.20	.78	(.92)	—	(.92)	11.73	6.83	211	.46		.41		4.83
12/31/06	11.91	.55	(.10)	.45	(.49)	—	(.49)	11.87	3.95	218	.47		.42		4.64
12/31/05	12.07	.48	(.16)	.32	(.48)	—	(.48)	11.91	2.70	252	.47		.43		3.99
12/31/04	12.24	.45	(.03)	.42	(.59)	—	(.59)	12.07	3.58	286	.47		.46		3.68
Class 2
6/30/09[4]	12.20	.19	(.12)	.07	(.06)	(.11)	(.17)	12.10	.59	1,330	.67	[5]	.67	[5]	3.13	[5]
12/31/08	11.65	.47	.41	.88	(.33)	—	(.33)	12.20	7.63	1,219	.68		.64		3.93
12/31/07	11.79	.54	.19	.73	(.87)	—	(.87)	11.65	6.49	597	.71		.66		4.58
12/31/06	11.83	.51	(.09)	.42	(.46)	—	(.46)	11.79	3.75	402	.72		.67		4.40
12/31/05	12.00	.45	(.16)	.29	(.46)	—	(.46)	11.83	2.41	341	.72		.68		3.75
12/31/04	12.17	.41	(.03)	.38	(.55)	—	(.55)	12.00	3.30	285	.72		.71		3.42
Class 3
6/30/09[4]	12.30	.20	(.13)	.07	(.06)	(.11)	(.17)	12.20	.59	30	.60	[5]	.60	[5]	3.21	[5]
12/31/08	11.74	.48	.41	.89	(.33)	—	(.33)	12.30	7.66	33	.61		.57		4.03
12/31/07	11.86	.55	.20	.75	(.87)	—	(.87)	11.74	6.63	29	.64		.59		4.65
12/31/06	11.89	.52	(.09)	.43	(.46)	—	(.46)	11.86	3.80	32	.65		.60		4.45
12/31/05	12.05	.46	(.16)	.30	(.46)	—	(.46)	11.89	2.50	39	.65		.61		3.81
12/31/04[6]	12.34	.41	(.11)	.30	(.59)	—	(.59)	12.05	2.58	43	.65	[5]	.65	[5]	3.51	[5]
American Funds Insurance Series

		Income (loss) from
		investment operations[2]													Ratio of
			Net gains			Dividends and distributions							Ratio of	Ratio of	net (loss)
	Net asset		(losses) on			Dividends			Total				expenses to	expenses to	income
	value,	Net	securities (both		Total from	(from net	Distributions		dividends	Net asset		Net assets,	average net	average net	to average
	beginning	investment	realized and		investment	investment	(from capital		and	value, end	Total	end of period	assets before	assets after	net
Period ended	of period	income (loss)	unrealized)		operations	income)	gains)		distributions	of period	return[3]	(in millions)	waiver	waiver[3]	assets[3]
Cash Management Fund

Class 1
6/30/09[4]	$11.44	$— [9]	$—	[9]	$— [9]	$(.03)	$—	[9]	$(.03)	$11.41	(.02)%	$133	.34%[5]	.34%[5]	(.03)%[5]
12/31/08	11.40	.24	—	[9]	.24	(.20)	—		(.20)	11.44	2.15	158	.32	.29	2.07
12/31/07	11.62	.57	—	[9]	.57	(.79)	—		(.79)	11.40	4.95	112	.33	.30	4.88
12/31/06	11.31	.54	—	[9]	.54	(.23)	—		(.23)	11.62	4.81	98	.33	.30	4.74
12/31/05	11.09	.33	—	[9]	.33	(.11)	—		(.11)	11.31	2.97	75	.33	.30	2.91
12/31/04	11.07	.11	—	[9]	.11	(.09)	—		(.09)	11.09	.96	78	.37	.36	.96
Class 2
6/30/09[4]	11.38	(.02)	—	[9]	(.02)	(.02)	—	[9]	(.02)	11.34	(.16)	863	.59 [5]	.59 [5]	(.28)[5]
12/31/08	11.35	.20	.02		.22	(.19)	—		(.19)	11.38	1.90	1,023	.57	.54	1.73
12/31/07	11.56	.54	—	[9]	.54	(.75)	—		(.75)	11.35	4.73	452	.58	.55	4.61
12/31/06	11.26	.51	—	[9]	.51	(.21)	—		(.21)	11.56	4.59	282	.58	.55	4.52
12/31/05	11.05	.30	—	[9]	.30	(.09)	—		(.09)	11.26	2.68	153	.58	.55	2.71
12/31/04	11.03	.08	—	[9]	.08	(.06)	—		(.06)	11.05	.70	110	.61	.61	.76
Class 3
6/30/09[4]	11.44	(.01)	(.01)		(.02)	(.02)	—	[9]	(.02)	11.40	(.14)	23	.52 [5]	.52 [5]	(.21)[5]
12/31/08	11.40	.22	.01		.23	(.19)	—		(.19)	11.44	1.99	25	.50	.47	1.91
12/31/07	11.60	.55	—	[9]	.55	(.75)	—		(.75)	11.40	4.83	20	.51	.48	4.70
12/31/06	11.29	.52	—	[9]	.52	(.21)	—		(.21)	11.60	4.64	18	.51	.48	4.53
12/31/05	11.07	.30	—	[9]	.30	(.08)	—		(.08)	11.29	2.74	16	.51	.48	2.70
12/31/04[6]	11.07	.09	—	[9]	.09	(.09)	—		(.09)	11.07	.78	20	.54 [5]	.54 [5]	.80 [5]

	Six months ended	Year ended December 31
Portfolio turnover rate for all classes of shares	June 30, 2009[4]	2008		2007	2006		2005	2004

Global Discovery Fund	28%	46%		50%	31%		53%	28%
Global Growth Fund	21	38		38	31		26	24
Global Small Capitalization Fund	27	47		49	50		47	49
Growth Fund	21	26		40	35		29	30
International Fund	35	52		41	29		40	37
New World Fund	15	32		34	32		26	18
Blue Chip Income and Growth Fund	13	24		27	21		33	13
Global Growth and Income Fund	28	36		36	8	[7]	—	—
Growth-Income Fund	13	31		24	25		20	21
International Growth and Income Fund	17	—	[8]	—	—		—	—
Asset Allocation Fund	18	36		29	38		23	20
Bond Fund	64	63		57	57		46	34
Global Bond Fund	52	118		85	7	[10]	—	—
High-Income Bond Fund	21	29		32	35		35	38
U.S. Government/AAA-Rated Securities Fund	47	108		91	76		86	68
Cash Management Fund	—	—		—	—		—	—

[1]	Based on operations for the periods shown (unless otherwise noted) and, accordingly, may not be representative of a full year.

[2]	Based on average shares outstanding.

[3]	This column reflects the impact, if any, of certain waivers by CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services.

[4]	Unaudited.

[5]	Annualized.

[6]	From January 16, 2004, when Class 3 shares were first issued.

[7]	From May 1, 2006, commencement of operations.

[8]	From November 18, 2008, commencement of operations.

[9]	Amount less than $.01.

[10]	From October 4, 2006, commencement of operations.

[11]	From November 6, 2006, when Class 2 shares were first issued.
See Notes to Financial Statements
American Funds Insurance Series

Expense example	unaudited
The funds in American Funds Insurance Series serve as the underlying investment vehicle for various insurance products. As an owner of an insurance contract that invests in one of the funds in the series, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. Additional fees are charged by the insurance companies related to the various benefits they provide. This example is intended to help you understand your ongoing costs (in dollars) of investing in the underlying funds so you can compare these costs with the ongoing costs of investing in other mutual funds that serve a similar function in other annuity products. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009, through June 30, 2009).
Actual expenses:
The first line of each share class in the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes:
The second line of each share class in the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.
Notes:
Additional fees are charged by the insurance companies related to the various benefits they provide. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
American Funds Insurance Series

	Beginning account	Ending account	Expenses paid	Annualized
	value 1/1/2009	value 6/30/2009	during period*	expense ratio
Global Discovery Fund
Class 1 — actual return	$1,000.00	$1,232.11	$3.43	.62%
Class 1 — assumed 5% return	1,000.00	1,021.72	3.11	.62
Class 2 — actual return	1,000.00	1,228.70	4.81	.87
Class 2 — assumed 5% return	1,000.00	1,020.48	4.36	.87

Global Growth Fund
Class 1 — actual return	$1,000.00	$1,141.21	$3.08	.58%
Class 1 — assumed 5% return	1,000.00	1,021.92	2.91	.58
Class 2 — actual return	1,000.00	1,140.12	4.40	.83
Class 2 — assumed 5% return	1,000.00	1,020.68	4.16	.83

Global Small Capitalization Fund
Class 1 — actual return	$1,000.00	$1,271.91	$4.39	.78%
Class 1 — assumed 5% return	1,000.00	1,020.93	3.91	.78
Class 2 — actual return	1,000.00	1,270.17	5.74	1.02
Class 2 — assumed 5% return	1,000.00	1,019.74	5.11	1.02

Growth Fund
Class 1 — actual return	$1,000.00	$1,130.71	$1.90	.36%
Class 1 — assumed 5% return	1,000.00	1,023.01	1.81	.36
Class 2 — actual return	1,000.00	1,129.42	3.22	.61
Class 2 — assumed 5% return	1,000.00	1,021.77	3.06	.61
Class 3 — actual return	1,000.00	1,129.95	2.85	.54
Class 3 — assumed 5% return	1,000.00	1,022.12	2.71	.54

International Fund
Class 1 — actual return	$1,000.00	$1,153.48	$2.94	.55%
Class 1 — assumed 5% return	1,000.00	1,022.07	2.76	.55
Class 2 — actual return	1,000.00	1,151.79	4.27	.80
Class 2 — assumed 5% return	1,000.00	1,020.83	4.01	.80
Class 3 — actual return	1,000.00	1,152.20	3.90	.73
Class 3 — assumed 5% return	1,000.00	1,021.17	3.66	.73

New World Fund
Class 1 — actual return	$1,000.00	$1,200.74	$4.58	.84%
Class 1 — assumed 5% return	1,000.00	1,020.63	4.21	.84
Class 2 — actual return	1,000.00	1,199.62	5.94	1.09
Class 2 — assumed 5% return	1,000.00	1,019.39	5.46	1.09

Blue Chip Income and Growth Fund
Class 1 — actual return	$1,000.00	$1,029.68	$2.31	.46%
Class 1 — assumed 5% return	1,000.00	1,022.51	2.31	.46
Class 2 — actual return	1,000.00	1,029.44	3.57	.71
Class 2 — assumed 5% return	1,000.00	1,021.27	3.56	.71
American Funds Insurance Series

	Beginning account	Ending account	Expenses paid	Annualized
	value 1/1/2009	value 6/30/2009	during period*	expense ratio
Global Growth and Income Fund
Class 1 — actual return	$1,000.00	$1,107.37	$3.40	.65%
Class 1 — assumed 5% return	1,000.00	1,021.57	3.26	.65
Class 2 — actual return	1,000.00	1,105.56	4.70	.90
Class 2 — assumed 5% return	1,000.00	1,020.33	4.51	.90

Growth-Income Fund
Class 1 — actual return	$1,000.00	$1,079.66	$1.55	.30%
Class 1 — assumed 5% return	1,000.00	1,023.31	1.51	.30
Class 2 — actual return	1,000.00	1,078.89	2.83	.55
Class 2 — assumed 5% return	1,000.00	1,022.07	2.76	.55
Class 3 — actual return	1,000.00	1,078.85	2.47	.48
Class 3 — assumed 5% return	1,000.00	1,022.41	2.41	.48

International Growth and Income Fund
Class 1 — actual return	$1,000.00	$1,136.51	$4.03	.76%
Class 1 — assumed 5% return	1,000.00	1,021.03	3.81	.76
Class 2 — actual return	1,000.00	1,134.68	5.40	1.02
Class 2 — assumed 5% return	1,000.00	1,019.74	5.11	1.02

Asset Allocation Fund
Class 1 — actual return	$1,000.00	$1,057.53	$1.73	.34%
Class 1 — assumed 5% return	1,000.00	1,023.11	1.71	.34
Class 2 — actual return	1,000.00	1,056.65	3.01	.59
Class 2 — assumed 5% return	1,000.00	1,021.87	2.96	.59
Class 3 — actual return	1,000.00	1,056.31	2.65	.52
Class 3 — assumed 5% return	1,000.00	1,022.22	2.61	.52

Bond Fund
Class 1 — actual return	$1,000.00	$1,060.52	$2.09	.41%
Class 1 — assumed 5% return	1,000.00	1,022.76	2.06	.41
Class 2 — actual return	1,000.00	1,059.61	3.37	.66
Class 2 — assumed 5% return	1,000.00	1,021.52	3.31	.66

Global Bond Fund
Class 1 — actual return	$1,000.00	$1,027.75	$3.02	.60%
Class 1 — assumed 5% return	1,000.00	1,021.82	3.01	.60
Class 2 — actual return	1,000.00	1,025.93	4.27	.85
Class 2 — assumed 5% return	1,000.00	1,020.58	4.26	.85

High-Income Bond Fund
Class 1 — actual return	$1,000.00	$1,180.76	$2.70	.50%
Class 1 — assumed 5% return	1,000.00	1,022.32	2.51	.50
Class 2 — actual return	1,000.00	1,179.26	4.05	.75
Class 2 — assumed 5% return	1,000.00	1,021.08	3.76	.75
Class 3 — actual return	1,000.00	1,178.83	3.67	.68
Class 3 — assumed 5% return	1,000.00	1,021.42	3.41	.68
American Funds Insurance Series

	Beginning account	Ending account	Expenses paid	Annualized
	value 1/1/2009	value 6/30/2009	during period*	expense ratio
U.S. Government/AAA-Rated Securities Fund
Class 1 — actual return	$1,000.00	$1,007.10	$2.09	.42%
Class 1 — assumed 5% return	1,000.00	1,022.71	2.11	.42
Class 2 — actual return	1,000.00	1,005.91	3.33	.67
Class 2 — assumed 5% return	1,000.00	1,021.47	3.36	.67
Class 3 — actual return	1,000.00	1,005.94	2.98	.60
Class 3 — assumed 5% return	1,000.00	1,021.82	3.01	.60

Cash Management Fund
Class 1 — actual return	$1,000.00	$999.84	$1.69	.34%
Class 1 — assumed 5% return	1,000.00	1,023.11	1.71	.34
Class 2 — actual return	1,000.00	998.42	2.92	.59
Class 2 — assumed 5% return	1,000.00	1,021.87	2.96	.59
Class 3 — actual return	1,000.00	998.61	2.58	.52
Class 3 — assumed 5% return	1,000.00	1,022.22	2.61	.52

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).
American Funds Insurance Series

Board of trustees and other officers
“Independent” trustees

	Year first		Number of
	elected		portfolios in fund
	a trustee		complex[2] overseen	Other directorships[3]
Name and age	of the series[1]	Principal occupation(s) during past five years	by trustee	held by trustee

Lee A. Ault III, 73 Chairman of the Board (Independent and Non-Executive)	1999	Private investor and corporate director; former Chairman of the Board, In-Q-Tel, Inc. (technology venture company funded principally by the Central Intelligence Agency); former Chairman of the Board, President and CEO, Telecredit, Inc. (payment services)	2	Anworth Mortgage Asset Corporation; Office Depot, Inc.

William H. Baribault, 63	2009	Chairman of the Board and CEO, Oakwood Enterprises (private investment and consulting); former Chairman of the Board, President and CEO, Professional Business Bank (financial services for small businesses); former President and CEO, Henry Company (building products)	2	None

Joe E. Davis, 75	1991	Private investor; former Chairman of the Board, Linear Corporation (linear motor design and production)	2	Anworth Mortgage Asset Corporation; Natural Alternatives International, Inc.

Martin Fenton, 74	1995	Chairman of the Board, Senior Resource Group LLC (development and management of senior living communities)	19	None

Leonard R. Fuller, 63	1999	President and CEO, Fuller Consulting (financial management consulting firm)	17	None

W. Scott Hedrick, 63	2007	Founding General Partner, InterWest Partners (venture capital firm focused on information technology and life sciences); Visiting Lecturer, Stanford Graduate School of Business	2	Hot Topic, Inc.; Office Depot, Inc.

Merit E. Janow, 51	2007	Professor, Columbia University, School of International and Public Affairs; former Member, World Trade Organization Appellate Body	4	The NASDAQ Stock Market LLC; Trimble Navigation Limited

Mary Myers Kauppila, 55	1994	Chairman of the Board and CEO, Ladera Management Company (private investment company)	6	None

Kirk P. Pendleton resigned from the board in May 2009. The trustees wish to thank Mr. Pendleton for his dedication and service to the series and its shareholders.
“Interested” trustees4

	Year first		Number of
	elected a	Principal occupation(s) during past five years and	portfolios in fund
Name, age and	trustee or officer	positions held with affiliated entities or the	complex[2] overseen	Other directorships[3]
position with series	of the series[1]	principal underwriter of the series	by trustee	held by trustee

James K. Dunton, 71 Vice Chairman of the Board	1993	Senior Vice President — Capital Research Global Investors, Capital Research and Management Company; Director, Capital Research and Management Company	2	None

Donald D. O’Neal, 49 President	1998	Senior Vice President — Capital Research Global Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[5]	3	None
The series’ statement of additional information includes additional information about the series’ trustees and is available without charge upon request by calling American Funds Service Company at 800/421-0180. The address for all trustees and officers of the series is 333 South Hope Street, Los Angeles, CA 90071, Attention: Secretary.
American Funds Insurance Series

Other officers

	Year first
	elected an
Name, age and	officer	Principal occupation(s) during past five years and positions held with affiliated entities or the principal
position with series	of the series[1]	underwriter of the series

Michael J. Downer, 54 Executive Vice President	1991	Senior Vice President, Secretary and Coordinator of Legal and Compliance — Capital Research and Management Company; Director, American Funds Distributors, Inc.;[5] Director, Capital Bank and Trust Company[5]

Alan N. Berro, 48 Senior Vice President	1998	Senior Vice President — Capital World Investors, Capital Research and Management Company

Abner D. Goldstine, 79 Senior Vice President	1993	Senior Vice President — Fixed Income, Capital Research and Management Company; Director, Capital Research and Management Company

Claudia P. Huntington, 57 Senior Vice President	1994	Senior Vice President — Capital Research Global Investors, Capital Research and Management Company; Director, The Capital Group Companies, Inc.[5]

John H. Smet, 52 Senior Vice President	1994	Senior Vice President — Fixed Income, Capital Research and Management Company; Director, American Funds Distributors, Inc.[5]

Carl M. Kawaja, 45 Vice President	2008	Senior Vice President — Capital World Investors, Capital Research and Management Company; Director, Capital Research and Management Company; Director, Capital International, Inc.;[5] Director, Capital International Asset Management, Inc.[5]

Sung Lee, 42 Vice President	2008	Senior Vice President — Capital Research Global Investors, Capital Research Company;[5] Director, The Capital Group Companies, Inc.[5]

Robert W. Lovelace, 46 Vice President	1997	Senior Vice President — Capital World Investors, Capital Research and Management Company; Executive Vice President and Director, Capital Research and Management Company

C. Ross Sappenfield, 44 Vice President	2008	Senior Vice President — Capital Research Global Investors, Capital Research Company[5]

Susan M. Tolson, 47 Vice President	1999	Senior Vice President — Fixed Income, Capital Research and Management Company

Steven I. Koszalka, 45 Secretary	2003	Vice President — Fund Business Management Group, Capital Research and Management Company

Gregory F. Niland, 38 Treasurer	2008	Vice President — Fund Business Management Group, Capital Research and Management Company

Karl C. Grauman, 41 Assistant Treasurer	2006	Vice President — Fund Business Management Group, Capital Research and Management Company

Neal F. Wellons, 38 Assistant Treasurer	2009	Vice President — Fund Business Management Group, Capital Research and Management Company

[1]	Trustees and officers of the series serve until their resignation, removal or retirement.

[2]	Capital Research and Management Company manages the American Funds, consisting of 30 funds. Capital Research and Management Company also manages American Funds Target Date Retirement Series,® Inc., which is composed of nine funds and is available through tax-deferred retirement plans and IRAs; and Endowments, which is composed of two portfolios and is available to certain nonprofit organizations.

[3]	This includes all directorships (other than those in the American Funds or other funds managed by Capital Research and Management Company) that are held by each trustee as a director of a public company or a registered investment company.

[4]	“Interested persons” within the meaning of the 1940 Act, on the basis of their affiliation with the series’ investment adviser, Capital Research and Management Company, or affiliated entities (including the series’ principal underwriter).

[5]	Company affiliated with Capital Research and Management Company.

Offices of the series and	Custodian of assets	Independent registered public
of the investment adviser	State Street Bank and Trust Company	accounting firm
Capital Research and	One Lincoln Street	PricewaterhouseCoopers LLP
Management Company	Boston, MA 02111	350 South Grand Avenue
333 South Hope Street		Los Angeles, CA 90071-2889
Los Angeles, CA 90071-1406	Counsel
Paul, Hastings, Janofsky & Walker LLP
6455 Irvine Center Drive	55 Second Street, 24th floor
Irvine, CA 92618	San Francisco, CA 94105-3441
“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website at americanfunds.com or upon request by calling American Funds Service Company (AFS) at 800/421-0180. The series files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.
Complete June 30, 2009, portfolios of American Funds Insurance Series’ investments are available free of charge by calling AFS or visiting the SEC website (where they are part of Form N-CSR).
American Funds Insurance Series files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330. Additionally, the list of portfolio holdings is available on the American Funds website or by calling AFS.
This report is for the information of American Funds Insurance Series investors, but it also may be used as sales literature when preceded or accompanied by the current summary prospectus for American Funds Insurance Series and the prospectus for the applicable insurance contract, which give details about charges, expenses, investment objectives and operating policies. If used as sales material after September 30, 2009, this report must be accompanied by a statistical update for the most recently completed calendar quarter.
The Capital Group Companies

American Funds	Capital Research and Management	Capital International	Capital Guardian	Capital Bank and Trust
Lit. No. INGESR-995-0809P Litho in USA RCG/RRD/6311-521006

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

Included in Item 1 to the Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11.	Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)	(1) Not applicable.

(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
SunAmerica Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President
Date: September 4, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President
Date: September 4, 2009

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer
Date: September 4, 2009